UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number: 811-05010
                       THE HUNTINGTON FUNDS
               (Exact name of registrant as specified in charter)
                 5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010 (Address of principal executive offices) (Zip code)
                            Ronald J. Corn, Esq.
                            The Huntington National Bank
                            41 South High Street
                            Columbus, Ohio  43287
                    (Name and address of agent for service)

                            Copies to:
                 David C. Mahaffey, Esq., and Christine S. Boehm, Esq.
                       Sullivan & Worcester
                       1666 K Street, N.W.
                       Washington, DC  20006

Registrant's telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007


ITEM 1. SCHEDULE OF INVESTMENTS.


HUNTINGTON FLORIDA TAX-FREE MONEY FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


       PRINCIPAL    SECURITY
   AMOUNT OR SHARES DESCRIPTION                                               VALUE

MUNICIPAL BONDS  (98.2%):
Florida  (85.5%):
       $700,000  Alachua County, FL, Health                       $          700,000
                 Facilities Authority Revenue, 3.800%,
                  12/1/12 **
      1,545,000  Brevard County, FL, Health                                1,545,000
                 Facilities Authority Revenue
                 (LOC-Suntrust Bank), 3.800%, 8/1/14 **
        300,000  Broward County, FL, Educational                             300,000
                 Facilities Authority Revenue, 3.800%,
                  4/1/24 **
      1,100,000  Broward County, FL, Educational                           1,100,000
                 Facilities Authority Revenue, 3.650%,
                  11/1/31 **
        330,000  Broward County, FL, School Board,                           330,000
                 Certificate Participation (FSA Ins),
                 3.660%, 7/1/21 **
        500,000  Charlotte County, FL, Utility                               500,000
                 Revenue, Series B, 3.660%, 10/1/21 **
      1,010,000  Collier County, FL, Educational                           1,010,000
                 Facilities Revenue, 3.690%, 4/1/28 **
      1,400,000  Collier County, FL, Health Facilities                     1,400,000
                 Authority Revenue (LOC-JP Morgan
                 Chase Bank), 3.770%, 1/1/35 **
      1,400,000  Collier County, FL, Health Facility                       1,400,000
                 Authority Revenue (LOC-Wachovia
                 Bank N.A.), 3.670%, 12/1/24 **
      1,000,000  Dade County, FL, Water & Sewer                            1,000,000
                 Systems Revenue (FGIC Ins),
                 3.650%, 10/5/22 **
        450,000  Duval County, FL, Housing Finance                           450,000
                 Authority Revenue (LOC-U.S. Bank
                 N.A.), 3.660%, 7/1/25 **
        480,000  Florida State Board of Education                            480,403
                 G.O., 4.000%, 7/1/07
        800,000  Florida State Department of                                 800,000
                 Environmental Protection Preservation
                  Revenue (AMBAC Ins), 3.650%,
                 7/1/25 **
        415,000  Florida State Department of                                 415,000
                 Environmental Protection Preservation
                  Revenue (AMBAC Ins), 3.700%,
                 7/1/25 **
        375,000  Fort Lauderdale, FL, Crest Prep                             375,000
                 School Project Revenue, (FSA Ins),
                 3.660%, 6/1/32 **
        500,000  Gulf Coast University, FL, Capital                          500,000
                 Improvements Revenue, 3.650%,
                 12/1/33 **
        800,000  Highlands County, FL, Health                                800,000
                 Facilities Authority Revenue, 3.660%,
                  12/1/26 **
        200,000  Hillsboro Court, FL, G.O., 5.000%,                          203,672
                 11/1/12
        500,000  Indian Trace, FL, Community                                 500,405
                 Development District (Special
                 Assessment) (MBIA Ins), 4.625%,
                 5/1/07
      1,100,000  Jacksonville, FL, Capital Projection                      1,100,000
                 Revenue, 3.670%, 10/1/34 **
        900,000  Jacksonville, FL, Health Facilities                         900,000
                 Authority Revenue (LOC-Bank of
                 America N.A.), 3.800%, 8/15/33 **
        400,000  Jacksonville, FL, Health Facilities                         400,000
                 Authority Revenue (LOC-Suntrust
                 Bank), 3.800%, 10/1/15 **
        500,000  Jacksonville, FL, Health Facilities                         500,000
                 Authority Revenue (Wachovia Bank
                 N.A.), 3.750%, 8/15/21 **
        600,000  Jacksonville, FL, Health Facilities                         600,000
                 Authority Revenue, Genesis
                 Rehabilitation Hospital,, 3.800%,
                 5/1/21 **
        150,000  Leon County, FL,  Certificate                               150,171
                 Participation, 4.000%, 7/1/07
        690,000  Leon County, FL, School District,                           691,673
                 G.O., 4.500%, 7/1/07
      2,000,000  North Broward County, FL, Hospital                        1,999,999
                 District Revenue (MBIA Ins), 3.660%,
                 1/15/27 **
      1,290,000  Orange County, FL, Educational                            1,290,000
                 Facilities Authority Revenue
                 (LOC-Bank of America N.A.), 3.800%,
                  5/1/31 **
        700,000  Orlando & Orange County Authority,                          700,000
                 FL, Expressway Revenue, 3.630%,
                 7/1/25 **
        500,000  Orlando & Orange County                                     500,000
                 Expressway Revenue, 3.640%, 7/1/40 **
        600,000  Orlando & Orange County, FL,                                600,000
                 Expressway Authority Revenue,
                 3.630%, 7/1/40 **
        500,000  Palm Beach County, FL, Housing                              500,000
                 Finance Authority Revenue, 3.670%,
                 11/1/07 **
      1,000,000  Palm Beach County, FL, Revenue,                           1,004,357
                 5.000%, 8/1/07
        200,000  Palm Beach County, FL, Revenue                              200,000
                 (LOC-Northern Trust Co.), 3.690%,
                 5/1/25 **
      1,050,000  Palm Beach County, FL, Revenue                            1,050,000
                 (LOC-Northern Trust Co.), 3.690%,
                 3/1/30 **
        700,000  Palm Beach County, FL, Revenue                              700,000
                 (LOC-Northern Trust Co.), 3.660%,
                 11/1/36 **
        600,000  Palm Beach County, FL, School                               600,000
                 Board Certificate Participation, Series
                 B (FSA Ins), 3.650%, 8/1/27 **
        500,000  Palm Beach County, FL, Solid                                506,048
                 Waste Revenue, 6.000%, 10/1/07
        700,000  Pinellas County, FL, Health                                 700,000
                 Facilities Authority Revenue (AMBAC
                 Ins), 3.800%, 12/1/15 **
        500,000  Pinellas County, FL, Health                                 500,000
                 Facilities Authority Revenue (FSA
                 Ins), 3.650%, 11/15/33 **
      1,200,000  Pinellas County, FL, Health                               1,200,000
                 Facilities Authority Revenue
                 (LOC-Suntrust Bank), 3.800%, 7/1/34 **
        500,000  Sarasota County, FL, Health                                 500,000
                 Facilities Authority Revenue
                 (LOC-Bank of America N.A.), 3.680%,
                  7/1/35 **
        900,000  Sarasota County, FL, Hospital                               900,000
                 Improvements Revenue, Series A,
                 3.800%, 7/1/37 **
        500,000  Seminole County, FL, School Board                           500,632
                 Certificate Participation, Series B
                 (FSA Ins), 4.000%, 7/1/07
        700,000  University of North Florida,                                700,000
                 Foundation, Inc. Revenue
                 (LOC-Wachovia Bank N.A.), 3.650%,
                 5/1/28 **
      1,100,000  Volusia County, FL, Housing                               1,099,999
                 Finance Authority Refunding Revenue
                  (Fannie Mae Ins), 3.650%, 1/15/32 **
      1,000,000  West Palm Beach, FL, Utility                              1,000,000
                 System Revenue (FGIC Ins),
                 3.650%, 10/1/29 **
                                                                          34,902,359
Ohio  (3.7%):
      1,500,000  Ohio State Higher Educational                             1,509,557
                 Facilities Revenue, 5.000%, 9/15/07
Texas  (2.5%):
      1,000,000  Texas State, G.O., 5.250%,                                1,008,468
                 10/1/07
Virginia  (2.3%):
        925,000  Chesterfield County, VA, G.O.,                              933,136
                 4.750%, 1/1/13
Washington  (4.2%):
      1,000,000  King County, WA, G.O., 5.250%,                            1,011,275
                 12/1/07
        700,000  Washington State University,                                700,000
                 Housing Finance Revenue (LOC-U.S.
                 Bank N.A.), 3.620%, 7/1/29 **
                                                                           1,711,275
TOTAL MUNICIPAL BONDS (COST $40,064,795)                                  40,064,795

CASH EQUIVALENT  (1.5%):
        623,751  Fidelity Institutional Tax-Exempt                           623,751
                 Fund 3.487% (e)
TOTAL CASH EQUIVALENT (COST $623,751)                                        623,751


TOTAL INVESTMENTS (COST $40,688,546) (A)   -   99.7%                      40,688,546
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.3%                             118,037
NET ASSETS   -   100.0%                                           $       40,806,583
____________
See Notes to Portfolio of Investments.

HUNTINGTON MONEY MARKET FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


       PRINCIPAL        SECURITY
   AMOUNT OR SHARES     DESCRIPTION                                         VALUE

U.S. GOVERNMENT AGENCIES  (83.5%):
Federal Farm Credit Bank  (27.6%):
    $20,000,000  5.140%, 4/5/07                                   $       19,988,578
     20,000,000  5.140%, 4/6/07                                           19,985,722
     10,000,000  5.110%, 4/11/07                                           9,985,806
     15,000,000  5.110%, 4/18/07                                          14,963,804
     10,000,000  5.130%, 4/18/07                                           9,975,775
     15,000,000  5.100%, 4/20/07                                          14,959,625
     15,000,000  5.130%, 4/20/07                                          14,959,388
     15,000,000  5.110%, 4/23/07                                          14,953,158
     10,000,000  5.150%, 4/25/07                                           9,965,667
      8,302,000  5.130%, 4/27/07                                           8,271,241
     11,800,000  5.100%, 4/30/07                                          11,751,522
     15,000,000  5.090%, 5/1/07                                           14,936,438
     20,000,000  5.170%, 5/7/07                                           19,896,700
     20,000,000  5.100%, 5/9/07                                           19,892,439
     20,000,000  5.130%, 5/17/07                                          19,868,951
      5,000,000  5.110%, 6/6/07                                            4,953,158
     15,000,000  5.080%, 6/18/07                                          14,834,900
     25,000,000  5.140%, 6/21/07                                          24,711,155
                                                                         268,854,027
Federal Home Loan Bank  (31.1%):
     10,000,000  5.100%, 4/3/07                                            9,997,167
     15,000,000  5.080%, 4/9/07                                           14,983,067
     25,000,000  5.160%, 4/13/07                                          24,957,000
     15,000,000  5.150%, 4/30/07                                          14,937,710
     15,000,000  5.160%, 5/2/07                                           14,933,415
     20,000,000  5.150%, 5/14/07                                          19,877,020
     20,000,000  5.140%, 5/16/07                                          19,871,500
     20,000,000  5.120%, 5/18/07                                          19,866,311
     20,000,000  5.160%, 5/30/07                                          19,831,031
     10,000,000  5.120%, 6/1/07                                            9,913,244
     15,000,000  5.130%, 6/20/07                                          14,829,167
     20,000,000  5.120%, 6/22/07                                          19,766,528
     14,101,000  5.140%, 6/27/07                                          13,925,842
     15,000,000  5.330%, 3/14/08                                          15,000,000
     30,000,000  5.090% - 5.150%, 4/4/07                                  29,987,200
     40,000,000  5.140% - 5.160%, 5/29/07                                 39,668,110
                                                                         302,344,312
Federal Home Loan Mortgage Corporation  (17.0%):
     15,000,000  5.140%, 4/5/07                                           14,991,442
     20,000,000  5.150%, 4/12/07                                          19,968,527
      8,853,000  5.130%, 4/16/07                                           8,834,062
     20,000,000  5.170%, 4/17/07                                          19,954,044
     15,000,000  5.150%, 4/23/07                                          14,952,792
     15,000,000  5.130%, 4/24/07                                          14,950,838
     20,000,000  5.130%, 5/25/07                                          19,846,160
      7,600,000  5.140%, 5/31/07                                           7,534,830
     15,000,000  5.140%, 6/4/07                                           14,863,067
     20,000,000  5.140%, 6/11/07                                          19,797,058
     10,000,000  5.130%, 6/25/07                                           9,878,757
                                                                         165,571,577
Federal National Mortgage Association  (7.8%):
      8,000,000  5.150%, 4/2/07                                            7,998,855
     20,000,000  5.100%, 4/6/07                                           19,985,833
     10,647,000  5.130%, 4/9/07                                           10,634,862
     22,345,000  5.140%, 5/11/07                                          22,217,385
     15,000,000  5.130%, 5/24/07                                          14,886,713
                                                                          75,723,648
TOTAL U.S. GOVERNMENT AGENCIES (COST $812,493,564)                       812,493,564

COMMERCIAL PAPER  (11.8%):
Financials  (11.8%):
     10,000,000  AIG Funding, Inc., 5.180%, 4/10/07                        9,987,063
     25,000,000  American Express, 5.200%,                                24,812,222
                 5/23/07
     25,000,000  Bank of America Corp., 5.220%,                           24,764,375
                 6/5/07
     20,000,000  General Electric Capital Corp.,                          19,947,800
                 5.220%, 4/19/07
     15,000,000  International Bank for                                   14,931,600
                 Reconstruction & Development,
                 5.130%, 5/3/07
     20,000,000  Merrill Lynch & Co., Inc., 5.210%,                       19,956,583
                 4/16/07
TOTAL COMMERCIAL PAPER (COST $114,399,643)                               114,399,643

CASH EQUIVALENT  (0.4%):
      4,000,000  Meeder Institutional Money Market                         4,000,000
                 Fund 5.057% (e)
TOTAL CASH EQUIVALENT (COST $4,000,000)                                    4,000,000

REPURCHASE AGREEMENT  (4.7%):
    $45,671,400  Morgan Stanley & Co.,  5.230%, dated                     45,671,400
                 3/30/07, due 4/2/07, repurchase price
                 $45,691,305 (Fully collateralized by
                 U.S. Treasury securities)
TOTAL REPURCHASE AGREEMENT (COST $45,671,400)                             45,671,400


TOTAL INVESTMENTS (COST $976,564,607) (A)   -   100.4%                   976,564,607
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.4)%                       (3,840,950)
NET ASSETS   -   100.0%                                           $      972,723,657
____________
See Notes to Portfolio of Investments.

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


       PRINCIPAL       SECURITY
   AMOUNT OR SHARES   DESCRIPTION                                            VALUE

MUNICIPAL BONDS  (93.4%):
Ohio  (93.4%):
     $1,475,000  Anthony Wayne, OH, Local School                  $        1,476,214
                 District, G.O., BAN, 4.625%, 5/17/07
      2,350,000  Ashland, OH, Improvement Notes                            2,354,160
                 Revenue, (Various Purposes),
                 4.500%, 7/11/07
      2,000,000  Ashland, OH, Improvement Notes,                           2,003,497
                 (Various Purposes), 5.000%, 5/24/07
        960,000  Avon Lake, OH, Water Utility Notes,                         962,598
                  G.O., 4.750%, 7/24/07
         50,000  Bay Village, OH, City School District                        50,168
                  Refunding, G.O., 4.000%, 12/1/07
      3,835,000  Butler County, OH, Capital Funding                        3,835,000
                 Revenue, Series A, (LOC - U.S.
                 Bank), 3.670%, 6/1/35 **
        370,000  Canal Winchester, OH, Local School                          372,018
                  District Refunding, Series B, G.O.,
                 4.500%, 11/27/07
      1,000,000  Cleveland, OH, Cuyahoga County                            1,000,000
                 Port Authority Revenue, 3.700%,
                 1/1/34 **
      1,910,000  Cleveland, OH, Income Tax                                 1,910,000
                 Revenue, (AMBAC Ins), 3.550%,
                 5/15/24 **
        550,000  Cleveland, OH, Waterworks                                   562,410
                 Prerefunded Revenue, Series I (FSA
                 Ins), 5.250%, 1/1/13
      6,190,000  Cleveland, OH, Waterworks                                 6,190,000
                 Revenue, (FGIC Ins), 3.630%, 1/1/33 **
      7,575,000  Cleveland, OH, Waterworks                                 7,575,000
                 Revenue, Series M (FSA Ins),
                 3.650%, 1/1/33 **
      2,000,000  Clinton, OH, G.O. BAN (LOC - U.S.                         2,000,396
                 Bank), 4.000%, 4/26/07
      3,300,000  Columbus, OH, Airport Authority                           3,300,000
                 Revenue, (LOC-U.S. Bank N.A.),
                 3.670%, 7/1/35 **
      2,960,000  Columbus, OH, Regulation Airport                          2,960,000
                 Authority Revenue, (LOC- U.S.
                 Bank), 3.670%, 3/1/34 **
      7,100,000  Columbus, OH, Sewer                                       7,100,000
                 Improvements Refunding Revenue,
                 3.640%, 6/1/11 **
        350,000  Dover, OH, Sewer Systems, G.O.,                             351,015
                 4.250%, 10/18/07
        700,000  Fairfield County, OH, Wastewater                            700,063
                 Systems, G.O. BAN, 4.500%, 4/5/07
        810,000  Forest Park, OH, G.O., BAN,                                 813,463
                 4.250%, 12/27/07
      3,000,000  Franklin County, OH, Hospital                             3,000,000
                 Facilities Revenue (AMBAC Ins),
                 3.640%, 5/1/41 **
      2,830,000  Franklin County, OH, Hospital                             2,830,000
                 Revenue (LOC - Citibank N.A.),
                 3.650%, 12/1/20 **
      3,000,000  Franklin County, OH, Hospital                             3,000,000
                 Revenue, (Children's Hospital), Series
                  A, 3.700%, 5/1/31 **
      1,080,000  Franklin County, OH, Hospital                             1,080,000
                 Revenue, (Doctors Ohio Health),
                 Series B, (LOC - National City Bank),
                 3.650%, 12/1/28 **
      6,240,000  Franklin County, OH, Hospital                             6,240,000
                 Revenue, U.S. Health Corp., Series
                 A, (LOC - Citibank N.A.), 3.650%,
                 12/1/21 **
      1,465,000  Franklin County, OH, Industrial                           1,465,000
                 Development Revenue, (LOC - JP
                 Morgan Chase Bank), 3.780%, 11/1/14 **
        510,000  Franklin County, OH, Revenue,                               510,000
                 Series C-2, (FGIC Ins), 3.680%,
                 12/1/38 **
        920,000  Geauga County, OH, Health Care                              920,000
                 Facilities, Heather Hill Inc. Project,
                 Series B Revenue, 3.650%, 7/1/23 **
        500,000  Greene County, OH, G.O, 4.250%,                             502,449
                 2/15/08
      1,000,000  Greene County, OH, G.O., 4.500%,                          1,002,923
                 8/14/07
        475,000  Greene County, OH, Series D,                                476,700
                 Certificate Participation, G.O.,
                 4.500%, 8/14/07
      2,000,000  Greene County, OH, Series E, G.O.,                        2,008,761
                  BAN, 4.250%, 11/20/07
      2,300,000  Hamilton County, OH, Economic                             2,300,000
                 Development Revenue, Xavier High
                 School Project, (LOC - Fifth Third
                 Bank), 3.650%, 4/1/28 **
      3,420,000  Hamilton County, OH, Health Care                          3,420,000
                 Facilities Revenue, Hilltop Health
                 Facilities, 3.650%, 6/1/22 **
        540,000  Hamilton County, OH, Hospital                               540,000
                 Facilities Revenue, 3.670%, 5/15/28 **
      1,955,000  Hamilton County, OH, Hospital                             1,955,000
                 Facilities Revenue (LOC - The Chase
                 Manhattan Bank), 3.670%, 5/15/28 **
      1,500,000  Hamilton County, OH, Hospital                             1,500,000
                 Facilities Revenue, Health Alliance,
                 Series F, 3.630%, 1/1/18 **
        265,000  Hamilton County, OH, Hospital                               265,000
                 Facilities Revenue, Drake Center
                 Inc., Series A (LOC-U.S. Bank N.A.),
                 3.650%, 6/1/19 **
        440,000  Hamilton County, OH, Hospital                               440,000
                 Facilities Revenue, Health Alliance,
                 Series B, (MBIA Ins), 3.630%, 1/1/18 **
      3,300,000  Hamilton County, OH, Hospital                             3,300,000
                 Facilities Revenue, Series A, (LOC -
                 JP Morgan Chase Bank), 3.650%,
                 6/1/27 **
      2,000,000  Hamilton County, OH, Hospital                             2,000,000
                 Facility Revenue, 3.580%, 1/1/18 **
      2,000,000  Hamilton County, OH, Industrial                           2,000,000
                 Development Revenue, 3.650%,
                 10/15/12 **
      2,175,000  Hamilton County, OH, Parking                              2,175,000
                 Facility Improvements Revenue,
                 (LOC - U.S. Bank), 3.670%, 12/1/26 **
         75,000  Hamilton County, OH, Refunding,                              75,263
                 G.O. (AMBAC Ins), 4.000%, 12/1/07
      1,805,000  Harrison Township, OH, Public                             1,805,000
                 Improvements Revenue, (LOC - Fifth
                  Third Bank), 3.680%, 12/1/24 **
      6,580,000  Huron County, OH, Hospital                                6,580,000
                 Facilities Revenue, (Fisher-Titus
                 Medical Center), Series A, (LOC -
                 National City Bank), 3.670%, 12/1/27 **
      3,330,000  Kent State University, OH, Ohio                           3,330,000
                 Universities Revenue, (General
                 Receipts), (MBIA Ins), 3.630%, 5/1/31 **
        500,000  Kings, OH, Local School District,                           501,377
                 Tax Anticipation Notes G.O, 4.750%,
                 7/26/07
        840,000  Lebanon, OH, G.O., BAN, 4.500%,                             841,562
                 6/28/07
        140,000  Lucas County, OH, Health Care                               140,000
                 Facilities Refunding Revenue,
                 (Sunset Retirement Communities),
                 Series B, (LOC-Fifth Third Bank),
                 3.660%, 8/15/30 **
      4,000,000  Mahoning County, OH, Housing                              4,000,000
                 Revenue, (Youngstown State
                 University), (LOC - Bank One),
                 3.660%, 2/1/33 **
        750,000  Mason OH, City School District,                             755,439
                 G.O., 4.500%, 2/7/08
      1,500,000  Mason, OH, G.O., BAN, 4.750%,                             1,503,764
                 6/28/07
      1,530,000  Middletown, OH, Airport Facilities,                       1,531,836
                 G.O., Acquisition Notes, 4.500%,
                 6/5/07
      1,000,000  Mount Vernon, OH, G.O, 4.500%,                            1,003,384
                 9/5/07
        325,000  New Albany, OH, Plain Local School                          326,181
                 District Refunding, G.O. (MBIA Ins),
                 4.000%, 12/1/07
      1,125,000  Ohio State Air Quality Development                        1,125,000
                 Authority Refunding Revenue, Timken
                  Project, (LOC - Fifth Third Bank),
                 3.650%, 11/1/25 **
      1,650,000  Ohio State Air Quality Development                        1,650,000
                 Authority Revenue, Ohio Edison
                 Project, Series A, 3.650%, 2/1/14 **
      5,350,000  Ohio State Air Quality Development                        5,350,000
                 Authority Revenue, Series C, (LOC -
                 Wachovia Bank N.A.), 3.800%,
                 6/1/23
        100,000  Ohio State Higher Education                                 100,000
                 Facilities Common Revenue, (Various
                  Higher Educational - Pooled Financing
                  PG), (LOC - Fifth Third Bank),
                 3.730%, 9/1/24 **
      2,000,000  Ohio State Higher Education                               2,000,000
                 Facilities Revenue, (LOC - Fifth Third
                 Bank), 3.730%, 9/1/25 **
      1,000,000  Ohio State Higher Education                               1,016,692
                 Facilities Revenue, Case Western
                 Reserve University, 5.000%,
                 10/1/11
      1,500,000  Ohio State Higher Education                               1,500,000
                 Facilities Revenue, John Carroll
                 University, (LOC - Allied Irish Bank
                 PLC), 3.670%, 11/15/31 **
      3,625,000  Ohio State Higher Education                               3,625,000
                 Facilities Revenue, Xavier University,
                  (LOC - Fifth Third Bank), 3.640%,
                 11/1/30 **
      1,400,000  Ohio State Higher Education                               1,400,000
                 Facilities, (LOC - Fifth Third Bank),
                 3.700%, 9/1/27 **
      2,100,000  Ohio State Higher Educational                             2,100,000
                 Facilities Revenue, Marietta College
                 Project, 3.670%, 12/1/24 **
        360,000  Ohio State University General                               360,000
                 Receipts Revenue, (Various), 3.400%,
                  12/1/27 **
      1,890,000  Ohio State University Higher                              1,890,000
                 Educational Facilities Revenue, Xavier
                  University Project, (Various) (LOC -
                 U.S. Bank N.A.), 3.640%, 5/1/15 **
      1,005,000  Ohio State University, General                            1,005,000
                 Receipts Revenue, 3.400%, 12/1/07
                 **
      1,305,000  Ohio State University, Infrastructure                     1,305,000
                  Improvements Revenue, Series B,
                 3.650%, 8/1/21 **
      2,500,000  Ohio State University, Infrastructure                     2,500,000
                  Improvements, Series B, G.O.,
                 3.650%, 8/1/17 **
      4,700,000  Ohio State University, School                             4,700,000
                 Improvements, G.O., Series A,
                 3.650%, 3/15/25 **
      5,000,000  Ohio State University, Series D,                          5,000,000
                 G.O., 3.650%, 2/1/19 **
        550,000  Ohio State Water Development                                550,000
                 Authority Refunding Revenue, (LOC -
                  Wachovia Bank), 3.700%, 5/1/07 **
      2,490,000  Ohio State Water Development                              2,490,000
                 Authority Revenue, (Various) (MBIA
                 Ins), 3.650%, 12/1/18 **
      2,000,000  Parma, OH, Hospital Improvements                          2,000,000
                 Revenue, Series C (LOC - JP Morgan
                 Chase Bank), 3.660%, 11/1/30
        125,000  Sandusky County, OH, G.O.,                                  125,000
                 3.600%, 9/27/07
      3,595,000  Summit County, OH, Port Authority                         3,595,000
                 Revenue (LOC - Fifth Third Bank),
                 3.670%, 11/1/36 **
      6,000,000  Teays Valley, OH, Local School                            6,007,955
                 District, G.O., BAN, 4.000%, 7/20/07
      3,890,000  Trumbull County, OH, Health Care                          3,890,000
                 Revenue, 3.800%, 10/1/31
      1,000,000  University Cincinnati, OH General                         1,006,926
                 Receipts, 4.500%, 1/24/08
      2,000,000  University Cincinnati, OH, General Receipts               2,000,000
                 Revenue, 3.730%, 10/1/07
      1,375,000  University Cincinnati, OH, General                        1,375,000
                 Receipts, 3.680%, 6/1/20 **
      4,463,000  University of Akron, OH, General                          4,463,000
                 Receipts Revenue, (FGIC Ins),
                 3.650%, 1/1/29 **
      2,520,000  University of Cincinnati, OH,                             2,520,000
                 General Receipts Revenue, Series B,
                 (Various), (AMBAC Ins), 3.650%,
                 6/1/31
        537,980  Warren County, OH, Health Care                              537,980
                 Facilities Revenue, Otterbein Homes,
                 Series B (LOC - Fifth Third Bank),
                 3.680%, 7/1/23 **
        325,000  Wilmington, OH, G.O., BAN,                                  325,603
                 4.250%, 7/26/07

TOTAL MUNICIPAL BONDS (COST $178,353,797)                                178,353,797

COMMERCIAL PAPER  (3.7%):
Ohio  (3.7%):
      7,000,000  Cuyahoga County, OH, Cleveland                            7,000,000
                 Clinic Revenue, 3.630%, 9/6/07
TOTAL COMMERCIAL PAPER (COST $7,000,000)                                   7,000,000

CASH EQUIVALENT  (2.5%):
      4,863,272  Fidelity Institutional Tax-Exempt                         4,863,272
                 Fund 3.487% (e)
TOTAL CASH EQUIVALENT (COST $4,863,272)                                    4,863,272


TOTAL INVESTMENTS (COST $190,217,069) (A)   -   99.6%                    190,217,069
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.4%                             738,632
NET ASSETS   -   100.0%                                           $      190,955,701
____________
See Notes to Portfolio of Investments.

HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


       PRINCIPAL SECURITY
        AMOUNT  DESCRIPTION                                                  VALUE

U.S. TREASURY BILLS  (53.1%):
    $20,000,000  4.890%, 6/14/07                                  $       19,798,967
     25,000,000  4.910%, 6/21/07                                          24,724,038
     30,000,000  4.820% - 5.050%, 4/5/07                                  29,983,550
     30,000,000  4.830% - 5.040%, 4/12/07                                 29,954,763
     50,000,000  4.830% - 5.140%, 4/19/07                                 49,876,327
     40,000,000  4.870% - 4.890%, 4/26/07                                 39,864,444
     35,000,000  4.870% - 5.040%, 5/17/07                                 34,777,858
     45,000,000  4.890% - 4.900%, 5/3/07                                  44,804,266
     25,000,000  4.890% - 4.900%, 5/31/07                                 24,796,292
     35,000,000  4.900% - 4.910%, 6/7/07                                  34,680,680
     35,000,000  4.900% - 4.940%, 5/24/07                                 34,746,336
     35,000,000  4.980% - 5.050%, 5/10/07                                 34,809,767
TOTAL U.S. TREASURY BILLS (COST $402,817,288)                            402,817,288

REPURCHASE AGREEMENTS  (47.3%):
     50,000,000  Bear Stearns & Co., 5.100%, dated                        50,000,000
                 3/29/07, due 4/5/07, repurchase price
                 $50,049,583 (Fully collateralized by
                 U.S. Treasury securities)
     50,000,000  CitiGroup, Inc., 5.160%, dated                           50,000,000
                 3/28/07, due 4/4/07, repurchase price
                 $50,050,167 (Fully collateralized by
                 U.S. Treasury securities)
     50,000,000  Credit Suisse Securities, USA LLC,                       50,000,000
                 5.110%, dated 3/26/07, due 4/2/07,
                 repurchase price $50,049,681 (Fully
                 collateralized by U.S. Treasury
                 securities)
     60,000,000  Lehman Brothers, Inc., 5.230%,                           60,000,000
                 dated 3/30/07, due 4/2/07, repurchase
                  price $60,026,150 (Fully collateralized
                  by U.S. Treasury securities),
     60,000,000  Merrill Lynch & Co., 5.125%, dated                       60,000,000
                 3/30/07, due 4/5/07, repurchase price
                 $60,051,250 (Fully collateralized by
                 U.S. Treasury securities)
     38,248,900  Morgan Stanley & Co., 5.080%,                            38,248,900
                 dated 3/30/07, due 4/2/07, repurchase
                  price $38,265,092 (Fully collateralized
                  by U.S. Treasury securities)
     50,000,000  The Goldman Sachs & Co., Inc.,                           50,000,000
                 5.130%, dated 3/27/07, due 4/3/07,
                 repurchase price $50,049,875 (Fully
                 collateralized by U.S. Treasury
                 securities)
TOTAL REPURCHASE AGREEMENTS (COST $358,248,900)                          358,248,900


TOTAL INVESTMENTS (COST $761,066,188) (A)   -   100.4%                   761,066,188
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.4)%                       (2,990,461)
NET ASSETS   -   100.0%                                           $      758,075,727
____________
See Notes to Portfolio of Investments.

HUNTINGTON DIVIDEND CAPTURE FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)



  SHARES OR PRINCIPAL   SECURITY
         AMOUNT        DESCRIPTION                                           VALUE

COMMON STOCKS  (52.2%):
Consumer Discretionary  (5.9%):
         30,000  Accenture Ltd.                                   $        1,156,200
         34,000  CBS Corp., Class B                                        1,040,060
         18,000  Genuine Parts Co.                                           882,000
          6,000  Kimberly-Clark Corp.                                        410,940
         47,000  Newell Rubbermaid, Inc.                                   1,461,230
          9,000  Sherwin-Williams Co.                                        594,360
         35,000  The Travelers Companies, Inc.                             1,811,950
         35,000  The Walt Disney Co.                                       1,205,050
                                                                           8,561,790
Consumer Staples  (2.0%):
         63,000  ConAgra Foods, Inc.                                       1,569,330
         23,000  UST, Inc. (d)                                             1,333,540
                                                                           2,902,870
Energy  (6.2%):
         33,000  ChevronTexaco Corp. (d)                                   2,440,680
         22,500  ConocoPhillips                                            1,537,875
         13,500  ENI SpA                                                     875,205
         53,000  Nicor, Inc. (d)                                           2,566,260
         65,000  Xcel Energy, Inc.                                         1,604,850
                                                                           9,024,870
Financials  (12.2%):
         38,000  American Capital Strategies Ltd. (d)                      1,683,780
         48,000  Axis Capital Holdings Ltd. (d)                            1,625,280
         48,000  Bank of America Corp.                                     2,448,960
         10,000  Chubb Corp.                                                 516,700
         26,000  Hartford Financial Services Group,                        2,485,080
                 Inc.
         49,000  KeyCorp                                                   1,836,030
         20,000  Lincoln National Corp.                                    1,355,800
         18,000  Morgan Stanley Dean Witter & Co. (d)                      1,417,680
         20,000  PartnerRe Ltd..                                           1,370,800
         12,000  Wachovia Corp.                                              660,600
         12,000  Washington Mutual, Inc.                                     484,560
         58,000  Wells Fargo & Co. (d)                                     1,996,940
                                                                          17,882,210
Health Care  (3.8%):
         26,000  Baxter International, Inc.                                1,369,420
         21,000  Merck & Co., Inc.                                           927,570
         92,000  Pfizer, Inc.                                              2,323,920
         20,000  Wyeth                                                     1,000,600
                                                                           5,621,510
Industrials  (5.6%):
         21,000  Avery Dennison Corp.                                      1,349,460
         14,000  Cooper Industries Ltd.                                      629,860
         12,500  Eaton Corp.                                               1,044,500
         29,000  R.R. Donnelley & Sons Co.                                 1,061,110
         25,000  Raytheon Co.                                              1,311,500
         10,000  Union Pacific Corp.                                       1,015,500
         51,000  Waste Management, Inc. (d)                                1,754,910
                                                                           8,166,840
Materials  (2.5%):
         22,000  Praxair, Inc.                                             1,385,120
          4,500  Rio Tinto PLC ADR                                         1,025,145
         28,000  The Dow Chemical Co. (d)                                  1,284,080
                                                                           3,694,345
Real Estate Investment Trusts  (8.5%):
          3,475  Agree Realty Corp.                                          118,637
         26,500  Apartment Investment &                                    1,528,785
                 Management Co.
         35,000  Brandywine Realty Trust (d)                               1,169,350
         27,000  CBL & Associates Properties, Inc.                         1,210,680
         33,000  Cedar Shopping Centers, Inc.                                534,600
         15,000  Colonial Properties Trust                                   685,050
         17,000  Entertainment Properties Trust                            1,024,250
         65,000  Equity Inns, Inc.                                         1,064,700
         34,500  First Industrial Realty Trust, Inc.                       1,562,850
         21,000  Highwoods Properties, Inc.                                  829,290
         24,500  Home Properties, Inc.                                     1,293,845
         10,000  Mack-Cali Realty Corp. (d)                                  476,300
         31,000  Realty Income Corp.                                         874,200
                                                                          12,372,537
Technology  (2.1%):
         40,000  Hewlett Packard Co.                                       1,605,600
          8,000  International Business Machines                             754,080
                 Corp. (d)
         30,000  Nokia Corp. ADR                                             687,600
                                                                           3,047,280
Telecommunications  (3.4%):
         63,000  AT&T, Inc. (d)                                            2,484,090
         21,000  Verizon Communications, Inc. (d)                            796,320
        112,974  Windstream Corp. (d)                                      1,659,588
                                                                           4,939,998
TOTAL COMMON STOCKS (COST $69,534,094)                                    76,214,250

PREFERRED STOCKS  (44.1%):
Consumer Discretionary  (1.6%):
         80,000  Comcast Corp., 7.000%                                     2,063,200
         11,000  Lincoln National Capital VI, Series F,                      279,400
                  6.750%
                                                                           2,342,600
Financials  (31.7%):
         80,000  Abbey National PLC, Series C,                             2,028,800
                 7.375%
        115,000  ABN Amro Capital Funding Trust V,                         2,815,200
                 5.900%
        100,000  Ace Ltd., Series C, 7.800%                                2,569,000
         78,900  ASBC Capital I, 7.625%                                    1,984,335
         20,000  BAC Capital Trust XII, 6.875%                               522,200
         30,000  CitiGroup Capital Trust VIII,                               754,800
                 6.950%
         75,000  Compass Capital, 7.350%                                   1,877,250
        110,000  Countrywide Financial, 6.75%                              2,668,600
         39,400  Everest Re Capital Trust, 7.850%                          1,006,276
         20,000  Fleet Capital Trust VIII, 7.200%                            502,200
         10,000  Goldman Sachs Group, Inc.  6.20%                            260,500
         70,000  HSBC Holdings PLC, Series A,                              1,766,800
                 6.200%(d)
        110,000  ING Groep NV, 6.125%                                      2,767,600
         63,000  JPMorgan Chase & Co., Series X,                           1,591,380
                 7.000%
         30,000  KeyCorp Capital VIII, 7.000%                                779,100
        125,000  Lehman Brothers Holdings, Inc.,                           3,277,499
                 6.500%
        100,000  Merrill Lynch Capital Trust V, 7.280%                     2,587,000
         10,000  Merrill Lynch Capital Trust, 7.000%                         253,100
         15,000  Metlife, Inc., Series B, 6.500%                             393,300
         45,887  PLC Capital Trust, 7.250%                                 1,153,599
          6,500  Provident Financial Group, Inc.,                            168,220
                 8.375%
         51,450  Prudential PLC, 6.500%                                    1,319,693
         92,800  RenaissanceRe Holdings Ltd.,                              2,357,120
                 Series B, 7.300%
        115,000  Royal Bank of Scotland, Series N,                         2,939,400
                 6.350%
        115,800  SLM Corp., 6.000%                                         2,816,256
        114,700  The Bank of New York, Inc. Capital                        2,851,442
                 V, 7.800%
         15,000  Wells Fargo Capital Trust II,                               379,650
                 7.000%
         81,000  Wells Fargo, 5.85%                                        1,984,500
                                                                          46,374,820
Real Estate Investment Trusts  (1.5%):
          6,500  Equity Residential Properties, Series                       163,215
                  D, 8.600%
         10,700  Prologis Trust, Series F, 6.750%                            271,566
         68,100  Public Storage, Series F, 6.450%                          1,688,880
                                                                           2,123,661
Utilities  (9.3%):
          3,000  AT&T, Inc., 7.000%                                           76,200
        120,000  BGE Capital Trust II, 6.200%                              2,978,400
         77,400  Entergy LA, Inc., 7.600%                                  1,946,610
         80,000  FPL Group Capital, Inc., Series A,                        2,056,000
                 6.600%
        150,687  General Electric Capital Corp.,                           3,828,957
                 6.100%
        107,600  Georgia Power Capital, 7.125%                             2,701,836
                                                                          13,588,003
TOTAL PREFERRED STOCKS (COST $64,727,656)                                 64,429,084

MUTUAL FUNDS  (1.7%):
Exchange Traded Funds  (1.7%):
        108,000  AMEX Technology SPDR                                      2,518,560
TOTAL MUTUAL FUNDS (COST $2,169,012)                                       2,518,560

CASH EQUIVALENT  (1.6%):
      2,362,216  Huntington Money Market Fund,                             2,362,216
                 Interfund Shares * 4.700% (e)
TOTAL CASH EQUIVALENT (COST $2,362,216)                                    2,362,216

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (12.5%):
    $18,286,532  Pool of various securities for the                       18,283,532
                 Huntington Funds,
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
     SECURITIES LENDING (COST $18,283,532)                                18,283,532


TOTAL INVESTMENTS (COST $157,076,510) (A)   -   112.1%                   163,807,642
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (12.1)%                     (17,725,544)
NET ASSETS   -   100.0%                                           $      146,082,098
____________
See Notes to Portfolio of Investments.

HUNTINGTON GROWTH FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


           SHARES OR         SECURITY
   PRINCIPAL AMOUNT         DESCRIPTION                                      VALUE

COMMON STOCKS  (98.7%):
Consumer Discretionary  (12.4%):
         14,000  Fortune Brands, Inc. (d)                         $        1,103,480
         44,600  J.C. Penney Co., Inc.                                     3,664,336
         47,560  Kohl's Corp. (b)                                          3,643,572
        128,400  Kroger Co.                                                3,627,300
         16,500  Marriott International, Inc., Class A (d)                   807,840
        144,200  Mattel, Inc.                                              3,975,594
         83,800  McDonald's Corp.                                          3,775,190
         35,700  Nike, Inc. Class B                                        3,793,482
          8,080  Nordstrom, Inc. (d)                                         427,755
         34,200  Telefonaktiebolaget LM Ericsson,                          1,268,478
                 ADR
        106,800  The Walt Disney Co.                                       3,677,124
                                                                          29,764,151
Consumer Staples  (15.0%):
         39,400  Altria Group, Inc.                                        3,459,714
         93,250  Colgate-Palmolive Co.                                     6,228,168
         31,040  Constellation Brands, Inc. (b)                              657,427
         26,200  CVS Corp.                                                   894,468
          5,000  Diageo PLC, ADR                                             404,750
          9,700  Fomento Economico Mexicano SA                             1,070,783
                 de CV, ADR
         58,500  General Mills, Inc.                                       3,405,870
         61,060  PepsiCo, Inc.                                             3,880,974
         38,000  Procter & Gamble Co.                                      2,400,080
        238,600  Sysco Corp.                                               8,071,837
        118,600  Walgreen Co. (d)                                          5,442,554
            875  WM Wrigley Jr. Co., Class B                                  44,450
                                                                          35,961,075
Energy  (11.2%):
         24,900  BASF AG, ADR                                              2,799,258
         40,000  Devon Energy Corp.                                        2,768,800
         81,065  Exxon Mobil Corp.                                         6,116,354
         11,160  Marathon Oil Corp.                                        1,102,943
        119,880  Occidental Petroleum Corp.                                5,911,283
        118,300  Schlumberger, Ltd.                                        8,174,530
                                                                          26,873,168
Financials  (13.3%):
         69,000  American Express Co.                                      3,891,600
         48,900  Ameriprise Financial, Inc.                                2,794,146
         60,000  Bank of America Corp.                                     3,061,200
             12  Berkshire Hathaway, Inc. (b)                              1,307,880
         38,200  Credit Suisse Group, ADR                                  2,743,906
          7,000  Franklin Resources, Inc.                                    845,810
         13,630  Goldman Sachs Group, Inc.                                 2,816,367
         79,000  JPMorgan Chase & Co.                                      3,822,020
         36,000  Lehman Brothers Holdings, Inc.                            2,522,520
         45,700  Principal Financial Group                                 2,736,059
         31,300  Prudential Financial, Inc. (d)                            2,825,138
         32,500  State Street Corp. (d)                                    2,104,375
         10,000  Wells Fargo & Co.                                           344,300
                                                                          31,815,321
Health Care  (15.6%):
        100,000  Abbott Laboratories                                       5,580,000
         65,785  Amgen, Inc. (b)                                           3,676,066
         90,000  Baxter International, Inc.                                4,740,300
         25,000  C.R. Bard, Inc.                                           1,987,750
         12,000  Celgene Corp. (b) (d)                                       629,520
         87,990  Johnson & Johnson                                         5,302,277
          9,200  Laboratory Corporation of America                           668,196
                 Holdings (b) (d)
        138,000  Pfizer, Inc.                                              3,485,880
         24,000  Roche Holdings Ltd. AG, ADR                               2,113,368
         95,730  Schering-Plough Corp.                                     2,442,072
         40,000  Stryker Corp.                                             2,652,800
         22,000  Thermo Electron Corp. (b)                                 1,028,500
          5,640  Wellpoint, Inc. (b) (d)                                     457,404
         55,000  Wyeth                                                     2,751,650
                                                                          37,515,783
Industrials  (6.3%):
          5,650  General Dynamics Corp.                                      431,660
        175,200  General Electric Co.                                      6,195,072
         95,000  Illinois Tool Works, Inc. (d)                             4,902,000
         35,700  Lockheed Martin Corp.                                     3,463,614
                                                                          14,992,346
Materials  (3.6%):
         13,534  Freeport-McMoran Copper & Gold,                             895,815
                 Inc.
         65,800  Lafarge S.A., ADR                                         2,585,283
         39,400  Nucor Corp.                                               2,566,122
         38,990  Praxair, Inc.                                             2,454,810
                                                                           8,502,030
Technology  (13.8%):
         30,000  Akamai Technologies, Inc. (b)                             1,497,600
          7,000  Amphenol Corp., Class A (d)                                 451,990
         23,600  Apple Computer, Inc. (b)                                  2,192,676
         48,000  ASM Holding Nv (b)                                        1,188,000
        140,000  Cisco Systems, Inc. (b)                                   3,574,200
          4,300  Google, Inc., Class A (b)                                 1,970,088
        181,587  Hewlett Packard Co.                                       7,288,902
         12,600  International Business Machines                           1,187,676
                 Corp.
        220,625  Microsoft Corp.                                           6,148,819
        352,500  Oracle Corp. (b)                                          6,390,825
         69,100  Xerox Corp. (b)                                           1,167,099
                                                                          33,057,875
Telecommunications  (3.2%):
        106,700  AT&T, Inc.                                                4,207,181
         56,600  Telephone & Data Systems, Inc.                            3,374,492
                                                                           7,581,673
Utilities  (4.3%):
         49,200  FirstEnergy Corp. (d)                                     3,259,008
         53,610  FPL Group, Inc.                                           3,279,324
         51,800  NRG Energy, Inc. (b)                                      3,731,672
                                                                          10,270,004
TOTAL COMMON STOCKS (COST $165,955,824)                                  236,333,426


CASH EQUIVALENT  (1.3%):
      2,859,261  Huntington Money Market Fund,                             2,859,261
                 Interfund Shares * 4.700% (e)
        242,532  Meeder Institutional Money Market                           242,532
                 Fund 5.057% (e)

TOTAL CASH EQUIVALENT (COST $3,101,793)                                    3,101,793

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (9.9%):
    $23,822,511  Pool of various securities for                           23,822,511
                 Huntington Funds

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR
SECURITIES LENDING (COST $23,822,511)                                     23,822,511


TOTAL INVESTMENTS (COST $192,880,128) (A)   -   109.9%                   263,257,730
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (9.9)%                      (23,815,671)

NET ASSETS   -   100.0%                                           $      239,442,059
____________
See Notes to Portfolio of Investments.

HUNTINGTON INCOME EQUITY FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)



SHARES OR PRINCIPAL   SECURITY
        AMOUNT        DESCRIPTION                                           VALUE

COMMON STOCKS  (99.5%):
Consumer Discretionary  (9.9%):
        155,800  CBS Corp., Class B                               $        4,765,922
         27,000  Cummins Engine, Inc.                                      3,907,440
         23,000  Gannett Co., Inc.                                         1,294,670
         51,300  Genuine Parts Co.                                         2,513,700
         49,000  Royal Caribbean Cruises Ltd.                              2,065,840
         94,000  Time Warner, Inc.                                         1,853,680
         65,600  Tribune Co. (d)                                           2,106,416
         12,300  V.F. Corp.                                                1,016,226
                                                                          19,523,894
Consumer Staples  (5.7%):
        126,500  Archer-Daniels-Midland Co.                                4,642,550
        100,000  Constellation Brands, Inc. (b) (d)                        2,118,000
         32,100  General Mills, Inc.                                       1,868,862
         27,800  Molson Coors Brewing Co., Class B                         2,630,436
                                                                          11,259,848
Energy  (8.1%):
         40,000  American Electric Power Co., Inc.                         1,950,000
         30,800  Apache Corp.                                              2,177,560
         27,300  Chevron Corp.                                             2,019,108
         39,300  ConocoPhillips                                            2,686,155
         15,000  Devon Energy Corp.                                        1,038,300
         18,100  Marathon Oil Corp.                                        1,788,823
         46,700  Occidental Petroleum Corp.                                2,302,777
         20,400  Progress Energy, Inc. (d)                                 1,028,976
         16,000  Valero Energy Corp.                                       1,031,840
                                                                          16,023,539
Financials  (29.6%):
         80,100  Bank of America Corp.                                     4,086,702
        119,000  BB&T Corp.                                                4,881,380
        112,700  CitiGroup, Inc.                                           5,786,018
         70,300  Comerica, Inc.                                            4,156,136
         89,400  JPMorgan Chase & Co.                                      4,325,172
         63,700  Lincoln National Corp.                                    4,318,223
         44,000  Loews Corp.                                               1,998,920
         65,000  National City Corp. (d)                                   2,421,250
         91,000  Progressive Corp.                                         1,985,620
         35,200  Radian Group, Inc.                                        1,931,776
        122,899  Regions Financial Corp.                                   4,346,938
         53,600  SunTrust Banks, Inc. (d)                                  4,450,944
         30,500  Torchmark Corp.                                           2,000,495
         97,000  Unitrin, Inc.                                             4,565,790
         75,400  Wachovia Corp.                                            4,150,770
         81,500  Washington Mutual, Inc. (d)                               3,290,970
                                                                          58,697,104
Health Care  (8.5%):
         38,200  Eli Lilly & Co.                                           2,051,722
         16,000  Johnson & Johnson                                           964,160
         51,200  King Pharmaceuticals, Inc. (b)                            1,007,104
         80,200  Merck & Co., Inc.                                         3,542,434
         94,700  Pfizer, Inc.                                              2,392,122
         56,500  Sanofi-Aventis, ADR (d)                                   2,458,315
         37,500  Teva Pharmaceutical Industries                            1,403,625
                 LTD.
         59,200  Wyeth                                                     2,961,776
                                                                          16,781,258
Industrials  (10.3%):
         18,000  Fedex Corp. (d)                                           1,933,740
         79,600  General Electric Co.                                      2,814,656
         56,000  Ingersoll Rand Co. (d)                                    2,428,720
         33,300  L-3 Communications Corp.                                  2,912,751
         98,900  Masco Corp. (d)                                           2,709,860
         23,000  Parker Hannifin Corp.                                     1,985,130
         57,000  Pitney Bowes, Inc.                                        2,587,230
         82,400  R.R. Donnelley & Sons Co.                                 3,015,016
                                                                          20,387,103
Materials  (6.0%):
        106,600  Du Pont (E.I.) de Nemours & Co. (d)                       5,269,238
         46,000  PPG Industries, Inc.                                      3,234,260
         74,200  The Dow Chemical Co.                                      3,402,812
                                                                          11,906,310
Technology  (9.3%):
        155,900  First Data Corp.                                          4,193,710
         21,600  International Business Machines                           2,036,016
                 Corp. (d)
        207,500  Motorola, Inc.                                            3,666,525
        148,400  Nokia Corp.                                               3,401,328
        116,000  Oracle Corp. (b)                                          2,103,080
         81,800  Seagate Technology (d)                                    1,905,940
         60,000  Symantec Corp. (b)                                        1,038,000
                                                                          18,344,599
Telecommunications  (7.7%):
         64,400  Alltel Corp.                                              3,992,800
         53,400  AT&T, Inc.                                                2,105,562
        120,000  Avaya, Inc. (b)                                           1,417,200
        107,000  BCE, Inc.                                                 3,025,960
        143,000  Sprint Corp.                                              2,711,280
         34,000  Telephone & Data Systems, Inc.                            2,027,080
                                                                          15,279,882
Utilities  (4.4%):
         41,000  Consolidated Edison, Inc. (d)                             2,093,460
         41,100  DTE Energy Co. (d)                                        1,968,690
        122,200  Duke Energy Corp. (d)                                     2,479,438
        120,000  TECO Energy, Inc.                                         2,065,200
                                                                           8,606,788
TOTAL COMMON STOCKS (COST $157,464,176)                                  196,810,325

CASH EQUIVALENT  (0.5%):
      1,049,135  Huntington Money Market Fund,                             1,049,135
                 Interfund Shares * 4.700% (e)
TOTAL CASH EQUIVALENT (COST $1,049,135)                                    1,049,135

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (15.3%):
    $30,199,920  Pool of various securities for                           30,199,920
                 Huntington Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $30,199,920)                                                        30,199,920


TOTAL INVESTMENTS (COST $188,713,231) (A)   -   115.3%                   228,059,380
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (15.3)%                     (30,199,920)
NET ASSETS   -   100.0%                                           $      197,859,460
____________
See Notes to Portfolio of Investments.

HUNTINGTON INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments                                     March 31, 2007
(Unaudited)


     SHARES            SECURITY
OR PRINCIPAL AMOUNT   DESCRIPTION                                           VALUE

COMMON STOCKS  (89.2%):
Canada  (1.3%):
Industrials  (0.3%):
         20,000  Canadian National Railway Co.                    $          882,800
Materials  (1.0%):
         60,000  Alcan, Inc.                                               3,132,000
                                                                           4,014,800
Finland  (2.1%):
Technology  (2.1%):
        275,000  Nokia OYJ                                                 6,328,890
France  (9.2%):
Consumer Discretionary  (1.2%):
         87,000  Vivendi                                                   3,534,989
Consumer Staples  (1.3%):
         24,300  Groupe Danone                                             3,969,559
Energy  (4.1%):
         53,000  Schneider Electric SA                                     6,727,383
         80,140  Total SA                                                  5,614,414
                                                                          12,341,797
Financials  (2.0%):
        144,900  Axa, ADR                                                  6,172,740
Utilities  (0.6%):
         31,800  Suez SA, ADR                                              1,681,584
                                                                          27,700,669
Germany  (3.1%):
Health Care  (1.5%):
         76,300  Stada Arzneimittel AG                                     4,624,860
Technology  (1.6%):
        104,400  SAP AG                                                    4,658,934
                                                                           9,283,794
Ireland  (3.0%):
Consumer Staples  (1.5%):
        163,300  Kerry Group PLC, Class A                                  4,536,898
Financials  (1.5%):
        210,000  Anglo Irish Bank Corp. PLC                                4,487,959
                                                                           9,024,857
Italy  (1.0%):
Materials  (1.0%):
         96,000  Finmeccanica SPA                                          2,886,399
Japan  (21.0%):
Consumer Discretionary  (2.6%):
         94,000  Honda Motor Co., Ltd.                                     3,279,070
        222,000  Matsushita Electric Industrial Co.                        4,475,046
                 Ltd.
                                                                           7,754,116
Consumer Staples  (4.9%):
        390,000  Ajinomoto Co., Inc.                                       4,488,542
        158,000  Shiseido Co. Ltd.                                         3,211,764
        113,600  Uni-Charm Corp.                                           7,192,802
                                                                          14,893,108
Financials  (2.0%):
        524,500  Mitsubishi UFJ Financial Group, Inc.,                     5,905,870
                  ADR
Health Care  (2.7%):
         57,000  Eisai Co. Ltd.                                            2,733,407
         96,400  ONO Pharmaceutical Co. Ltd.                               5,400,102
                                                                           8,133,509
Industrials  (1.8%):
        265,000  KOMATSU Ltd.                                              5,578,000
Materials  (0.8%):
        260,000  Kubota Corp.                                              2,279,579
Technology  (5.3%):
        112,500  Canon, Inc.                                               6,044,178
         16,150  Nintendo Co. Ltd.                                         4,694,767
        277,000  Sharp Corp.                                               5,336,870
                                                                          16,075,815
Utilities  (0.9%):
         76,000  The Tokyo Electric Power Co., Inc.                        2,599,559
                                                                          63,219,556
Mexico  (1.2%):
Materials  (1.2%):
        113,812  Cemex SA, ADR                                             3,727,343
Netherlands  (6.2%):
Consumer Discretionary  (2.1%):
        169,000  Koninklijke (Royal) Philips                               6,438,900
                 Electronics NV, ADR
Financials  (2.1%):
        147,012  ING Group NV                                              6,214,928
Industrials  (2.0%):
        133,800  TNT NV                                                    6,135,352
                                                                          18,789,180
Netherlands Antilles  (1.8%):
Energy  (1.8%):
         79,000  Schlumberger Ltd., ADR                                    5,458,900
Norway  (0.8%):
Telecommunications  (0.8%):
        141,000  Telenor ASA                                               2,506,378
Singapore  (4.6%):
Industrials  (2.5%):
        593,000  Keppel Corp. Ltd.                                         7,429,608
Telecommunications  (2.1%):
      2,955,930  Singapore Telecommunications Ltd.                         6,393,307
                                                                          13,822,915
Spain  (4.4%):
Financials  (2.0%):
        240,700  Banco Bilbao Vizcaya SA, ADR                              5,909,185
Telecommunications  (2.4%):
        332,384  Telefonica SA                                             7,325,438
                                                                          13,234,623
Sweden  (4.1%):
Financials  (1.9%):
        162,600  Swedbank                                                  5,695,251
Industrials  (2.2%):
        369,500  Sandvik AB                                                6,563,713
                                                                          12,258,964
Switzerland  (3.6%):
Health Care  (1.3%):
         66,900  Novartis AG                                               3,838,434
Materials  (2.3%):
        183,100  Syngenta AG, ADR                                          6,966,955
                                                                          10,805,389
United Kingdom  (21.8%):
Consumer Discretionary  (2.2%):
        384,000  Pearson PLC                                               6,588,513
Consumer Staples  (4.8%):
        554,400  Cadbury Schweppes PLC                                     7,112,307
        872,284  Tesco PLC                                                 7,624,740
                                                                          14,737,047
Energy  (2.3%):
        476,000  BG Group PLC                                              6,865,159
Financials  (4.4%):
        478,000  Barclays PLC                                              6,781,142
        240,000  Standard Chartered PLC                                    6,913,406
                                                                          13,694,548
Health Care  (0.9%):
         46,850  GlaxoSmithKline PLC, ADR                                  2,588,931
Industrials  (1.3%):
        536,700  Tomkins PLC                                               2,819,568
         52,000  Tomkins PLC, ADR                                          1,093,560
                                                                           3,913,128
Materials  (4.1%):
         27,900  Rio Tinto PLC, ADR                                        6,355,899
        608,000  Rolls-Royce Group PLC                                     5,912,756
                                                                          12,268,655
Utilities  (1.8%):
        177,100  Scottish & Southern Energy PLC                            5,369,835
                                                                          66,025,816
TOTAL COMMON STOCKS (COST $187,671,438)                                  269,088,473

MUTUAL FUNDS  (2.9%):
India  (0.8%):
Management Investment Operation  (0.8%):
         58,200  Morgan Stanley India Investment                           2,514,240
                 Fund
Malaysia  (1.0%):
Management Investment Operation  (1.0%):
        275,000  iShares MSCI Malaysia Index Fund                          2,981,000
Taiwan  (1.1%):
Management Investment Operation  (1.1%):
        235,000  iShares MSCI Taiwan Index Fund                            3,268,850
TOTAL MUTUAL FUNDS (COST $7,470,178)                                       8,764,090

REPURCHASE AGREEMENT  (5.8%):
    $17,415,000  State Street Repurchase Agreement,                       17,415,000
                  3.400%, dated 3/30/07, due 4/2/07,
                 repurchase price $17,419,934 (Fully
                 collateralized by U.S. Treasury
                 securities)
TOTAL REPURCHASE AGREEMENT (COST $17,415,000)                             17,415,000


TOTAL INVESTMENTS (COST $212,556,616) (A)   -   97.9%                    295,267,563
OTHER ASSETS IN EXCESS OF LIABILITIES   -   2.1%                           6,356,022
NET ASSETS   -   100.0%                                           $      301,623,585
____________
See Notes to Portfolio of Investments.


HUNTINGTON MACRO 100 FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


   SHARES OR        SECURITY
PRINCIPAL AMOUNT   DESCRIPTION                                               VALUE

COMMON STOCKS  (98.3%):
Consumer Discretionary  (16.5%):
         11,200  Amazon.Com, Inc. (b)                             $          445,648
         15,800  Big Lots, Inc. (b)                                          494,224
         15,452  Convergys Corp. (b)                                         392,635
         10,100  Darden Restaurants, Inc.                                    416,019
         23,900  Dollar General Corp.                                        505,485
         14,000  Family Dollar Stores, Inc.                                  414,680
         22,400  Gap, Inc.                                                   385,504
          8,800  Genuine Parts Co.                                           431,200
         17,200  Home Depot, Inc.                                            631,928
         11,100  IAC/InteractiveCorp (b)                                     418,581
         17,800  Lowe's Cos., Inc.                                           560,522
          6,700  MGIC Investment Corp.                                       394,764
         17,852  RadioShack Corp                                             482,540
         33,600  The Interpublic Group of Cos., Inc.                         413,616
                 (b)
         13,900  Tribune Co.                                                 446,329
          7,300  UST, Inc.                                                   423,254
         12,500  Wendy's International, Inc.                                 391,250
                                                                           7,648,179
Consumer Staples  (8.0%):
         21,000  Coca-Cola Enterprises, Inc.                                 425,250
         17,600  ConAgra Foods, Inc.                                         438,416
         11,700  Dillard's, Inc.                                             382,941
         10,800  McCormick & Co., Inc.                                       416,016
         13,300  Pepsi Bottling Group, Inc.                                  424,137
         26,200  Sara Lee Corp.                                              443,304
         15,800  The Coca-Cola Co.                                           758,400
         22,400  Tyson Foods, Inc., Class A                                  434,784
                                                                           3,723,248
Energy  (1.0%):
         52,300  Dynergy, Inc. (b)                                           484,298
Financials  (25.1%):
         11,200  American Express Co.                                        631,680
          7,400  Ameriprise Financial, Inc.                                  422,836
          2,900  Bear Stearns Companies, Inc.                                436,015
          6,500  Capital One Financial Corp.                                 490,490
          7,000  Comerica, Inc.                                              413,840
         18,500  E*Trade Group, Inc. (b)                                     392,570
         10,400  Fannie Mae                                                  567,632
          9,300  Fidelity National Information                               422,778
                 Services, Inc.
         12,000  Fifth Third Bancorp                                         464,280
          9,500  First Horizon National Corp.                                394,535
          3,400  Goldman Sachs Group, Inc.                                   702,542
         19,200  Janus Capital Group, Inc.                                   401,472
         20,300  JPMorgan Chase & Co.                                        982,114
          6,900  Lehman Brothers Holdings, Inc.                              483,483
         10,400  Mellon Financial Corp.                                      448,656
          7,500  Merrill Lynch & Co., Inc.                                   612,525
          8,700  Morgan Stanley                                              685,212
          7,100  Northern Trust Corp.                                        426,994
         10,700  SLM Corp.                                                   437,630
         16,700  Sovereign Bancorp                                           424,848
          7,000  State Street Corp.                                          453,250
         12,227  The Bank of New York Co., Inc.                              495,805
         24,500  The Charles Schwab Corp.                                    448,105
                                                                          11,639,292
Health Care  (8.3%):
          7,700  Barr Laboratories, Inc. (b)                                 356,895
         11,000  Eli Lilly & Co.                                             590,810
          8,700  Forest Laboratories, Inc., Class A                          447,528
                 (b)
         14,400  IMS Health, Inc.                                            427,104
         23,000  King Pharmaceuticals, Inc. (b)                              452,410
         17,100  Merck & Co., Inc.                                           755,307
         19,600  Mylan Laboratories, Inc.                                    414,344
         14,500  Watson Pharmaceutical, Inc. (b)                             383,235
                                                                           3,827,633
Industrials  (2.6%):
         19,900  Hercules, Inc. (b)                                          388,846
         15,850  New York Times Co., Class A                                 372,634
         12,954  Sabre Holdings Corp., Class A                               424,243
                                                                           1,185,723
Materials  (1.7%):
         12,400  Jones Apparel Group, Inc.                                   381,052
          6,400  Sherwin-Williams Co.                                        422,656
                                                                             803,708
Technology  (30.7%):
          7,900  Affiliated Computer Services, Inc.                          465,152
                 (b)
         20,700  Altera Corp. (b)                                            413,793
         13,600  Analog Devices, Inc.                                        469,064
         13,500  BMC Software, Inc. (b)                                      415,665
         16,600  CA, Inc.                                                    430,106
         13,300  Ciena Corp. (b)                                             371,735
         13,400  Citrix Systems, Inc. (b)                                    429,202
         44,400  Compuware Corp. (b)                                         421,356
         16,100  Ebay, Inc. (b)                                              533,715
         15,700  Electronic Data Systems Corp.                               434,576
         14,500  Intuit, Inc. (b)                                            396,720
         15,900  Jabil Circuit, Inc.                                         340,419
          8,730  Kla-Tencor Corp.                                            465,484
          6,900  Lexmark International Group, Inc.                           403,374
                 (b)
         14,094  Linear Technology Corp.                                     445,229
         44,800  LSI Logic Corp. (b)                                         467,712
         14,286  Maxim Integrated Products, Inc.                             420,008
         36,700  Micron Technology, Inc. (b)                                 443,336
         14,150  Molex, Inc.                                                 399,030
         59,100  Novell, Inc. (b)                                            426,702
         13,158  Novellus Systems (b)                                        421,319
         38,000  Oracle Corp. (b)                                            688,941
         58,900  PMC-Sierra, Inc. (b)                                        412,889
         22,644  QLogic Corp. (b)                                            384,948
        107,600  Sanmina Corp. (b)                                           389,512
        124,400  Solectron Corp. (b)                                         391,860
         26,899  Symantec Corp. (b)                                          465,353
         14,400  Tektronix, Inc.                                             405,504
         39,800  Tellabs, Inc. (b)                                           394,020
         26,130  Teradyne, Inc. (b)                                          432,190
         44,900  Unisys Corp. (b)                                            378,507
         16,400  Verisign, Inc. (b)                                          411,968
         17,100  Xilinx, Inc.                                                439,983
                                                                          14,209,372
Telecommunications  (3.5%):
         24,300  ADC Telecommunications, Inc. (b)                            406,782
         33,100  Avaya, Inc. (b)                                             390,911
         24,900  JDS Uniphase Corp. (b)                                      379,227
         22,900  Juniper Networks, Inc. (b)                                  450,672
                                                                           1,627,592
Utilities  (0.9%):
         25,026  TECO Energy, Inc.                                           430,697
TOTAL COMMON STOCKS (COST $46,357,106)                                    45,579,742

CASH EQUIVALENT  (1.6%):
        760,361  Huntington Money Market Fund,                               760,361
                 Interfund Shares * 4.700% (e)

TOTAL CASH EQUIVALENT (COST $760,361)                                        760,361


TOTAL INVESTMENTS (COST $47,117,467) (A)   -   99.9%                      46,340,103
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.1%                              24,256

NET ASSETS   -   100.0%                                           $       46,364,359
____________
See Notes to Portfolio of Investments.


HUNTINGTON MID CORP AMERICA FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


     SHARES            SECURITY
OR PRINCIPAL AMOUNT   DESCRIPTION                                     VALUE

COMMON STOCKS  (96.9%):
Consumer Discretionary  (14.6%):
         19,400  Abercrombie & Fitch Co., Class A  (d)            $        1,468,192
         30,900  AnnTaylor Stores Corp. (b)                                1,198,302
         21,000  Beazer Homes USA, Inc. (d)                                  609,630
         16,200  BorgWarner, Inc.                                          1,221,804
         12,000  Boyd Gaming Corp.                                           571,680
         16,900  Brunswick Corp. (d)                                         538,265
         16,400  Centex Corp.                                                685,192
          8,600  Cummins Engine, Inc.                                      1,244,592
         14,666  D. R. Horton, Inc. (d)                                      322,652
         30,934  Fidelity National Title Group, Inc.,                        742,725
                 Class A
         19,200  Hanover Insurance Group, Inc.                               885,504
          5,800  Harman International Industries,                            557,264
                 Inc.
          4,000  Hilton Hotels Corp. (d)                                     143,840
          3,673  Host Hotels & Resorts, Inc. (d)                              96,637
         22,500  Liz Claiborne, Inc.                                         964,125
         19,500  Mohawk Industries, Inc. (b) (d)                           1,599,975
         27,800  NBTY, Inc. (b)                                            1,474,512
         40,000  Nordstrom, Inc. (d)                                       2,117,600
          5,000  Polo Ralph Lauren Corp.                                     440,750
         66,000  Pulte Homes, Inc. (d)                                     1,746,360
         12,000  Republic Services, Inc., Class A                            333,840
         37,200  Royal Caribbean Cruises Ltd.                              1,568,352
         27,500  Sonic Automotives, Inc.                                     783,750
          6,000  Starwood Hotels & Resorts                                   389,100
                 Worldwide, Inc.
         14,700  The Stanley Works                                           813,792
         10,000  UniFirst Corp.                                              383,700
         10,600  Whirlpool Corp.                                             900,046
          8,000  Wolverine World Wide, Inc.                                  228,560
         31,800  Zales Corp. (b) (d)                                         838,884
                                                                          24,869,625
Consumer Staples  (3.3%):
         31,200  Church & Dwight Co., Inc.                                 1,570,920
         20,000  Constellation Brands, Inc. (b) (d)                          423,600
         15,932  CVS Corp.                                                   543,912
          5,000  Molson Coors Brewing Co., Class B (d)                       473,100
         20,700  Ralcorp Holding, Inc. (b)                                 1,331,010
         18,900  Smithfield Foods, Inc. (b)                                  566,055
         16,400  Supervalu, Inc.                                             640,748
                                                                           5,549,345
Energy  (10.0%):
         27,710  Apache Corp.                                              1,959,097
          4,500  Baker Hughes, Inc. (d)                                      297,585
            900  BJ Services Co. (d)                                          25,110
         62,700  Chesapeake Energy Corp. (d)                               1,936,176
         39,644  Devon Energy Corp.                                        2,744,158
         11,300  Forest Oil Corp. (b) (d)                                    377,081
         29,200  Helmerich & Payne, Inc.                                     885,928
          9,145  Mariner Energy, Inc. (b)                                    174,944
         19,800  Murphy Oil Corp. (d)                                      1,057,320
         78,754  Noble Energy, Inc.                                        4,697,676
            700  Patterson-Uti Energy, Inc. (d)                               15,708
          6,000  Smith International, Inc. (d)                               288,300
         15,600  Suncor Energy, Inc. ADR                                   1,191,060
            500  Sunoco, Inc. (d)                                             35,220
         15,000  Unit Corp. (b)                                              758,850
         12,600  Weatherford International, Inc. (b)                         568,260
            700  XTO Energy, Inc.                                             38,367
                                                                          17,050,840
Financials  (16.5%):
         28,500  Allied Capital Corp. (d)                                    821,085
         17,900  AMBAC Financial Group, Inc. (d)                           1,546,381
         14,600  Amcore Financial, Inc.                                      463,550
         26,200  AmeriCredit Corp. (b)                                       598,932
         21,200  BancorpSouth, Inc.                                          518,340
         12,400  Bear Stearns Companies, Inc. (d)                          1,864,340
         18,818  BOK Financial Corp.                                         932,056
         25,875  Chittenden Corp.                                            781,166
          3,000  CIT Group, Inc. (d)                                         158,760
         26,900  City National Corp.                                       1,979,840
         30,200  Compass Bancshares, Inc.                                  2,077,759
         13,596  Fidelity National Information                               618,074
                 Services, Inc.
         24,200  First American Financial Corp.                            1,227,424
         34,200  First Horizon National Corp. (d)                          1,420,326
         17,000  FirstMerit Corp.                                            358,870
          7,372  Fulton Financial Corp.                                      107,115
          4,000  Genworth Financial, Inc. (d)                                139,760
         23,250  Legg Mason, Inc.                                          2,190,382
         13,300  M & T Bank Corp. (d)                                      1,540,539
         31,400  MoneyGram International, Inc.                               871,664
         22,100  Nationwide Financial Services, Inc.                       1,190,306
         62,250  Old Republic International Corp.                          1,376,970
         30,900  Protective Life Corp.                                     1,360,836
          6,000  T. Rowe Price Group, Inc.                                   283,140
         32,800  TCF Financial Corp. (d)                                     864,608
         14,749  TD Banknorth, Inc.                                          474,328
         26,700  Torchmark Corp.                                           1,751,253
         21,000  Wilmington Trust Corp.                                      885,570
                                                                          28,403,374
Health Care  (12.6%):
         50,000  AmerisourceBergen Corp.                                   2,637,500
         26,100  Barr Laboratories, Inc. (b)                               1,209,735
          8,300  Cephalon, Inc. (b) (d)                                      591,043
         38,775  Coventry Health Care, Inc. (b)                            2,173,339
          8,000  Dentsply International, Inc.                                262,000
         27,800  Invitrogen Corp. (b)                                      1,769,470
         29,800  Lincare Holdings, Inc. (b)                                1,092,170
         73,725  Mylan Laboratories, Inc.                                  1,558,547
         23,500  Omnicare, Inc. (d)                                          934,595
         22,200  Owens & Minor, Inc. (d)                                     815,406
         36,000  Pediatrix Medical Group, Inc. (b) (d)                     2,054,160
         50,000  Respironics, Inc. (b)                                     2,099,500
         73,156  Thermo Electron Corp. (b)                                 3,420,043
         24,755  Viasys Healthcare, Inc. (b)                                 841,422
                                                                          21,458,930
Industrials  (13.1%):
          9,600  Alliant Techsystems, Inc. (b)                               844,032
         10,000  Chaparral Steel Co.                                         581,700
         47,200  Cooper Industries Ltd., Class A                           2,123,528
         16,000  Elbit Systems Ltd.                                          576,160
          3,000  G & K Services, Inc., Class A                               108,840
         40,700  Griffon Corp. (b)                                         1,007,325
         22,000  Insituform Technologies, Inc., Class                        457,380
                 A (b)
         27,000  Kennametal, Inc.                                          1,825,470
         39,000  L-3 Communications Corp.                                  3,411,330
          6,000  Oshkosh Truck Corp. (d)                                     318,000
         28,800  Pall Corp.                                                1,094,400
         15,600  Parker Hannifin Corp.                                     1,346,436
         32,800  Precision Castparts Corp.                                 3,412,840
          7,000  R.R. Donnelley & Sons Co. (d)                               256,130
          3,000  Rockwell International Corp. (d)                            179,610
         21,000  Ryder System, Inc.                                        1,036,140
          8,000  Stericycle, Inc. (b) (d)                                    652,000
         21,500  Teleflex, Inc.                                            1,463,505
         10,000  Textron, Inc.                                               898,000
         16,600  Thomas & Betts Corp. (b)                                    810,412
                                                                          22,403,238
Materials  (5.3%):
         41,400  Albemarle Corp.                                           1,711,476
         22,200  AptarGroup, Inc.                                          1,485,846
          6,000  Ball Corp.                                                  275,100
          6,200  Bemis Co.                                                   207,018
          8,000  Cymer, Inc. (b) (d)                                         332,400
         27,700  Cytec Industries, Inc.                                    1,557,848
          1,089  Eagle Materials, Inc.                                        48,602
          7,000  FMC Corp.                                                   528,010
         18,800  Lubrizol Corp.                                              968,764
          3,000  Minerals Technologies, Inc.                                 186,480
         18,300  Pactiv Corp. (b)                                            617,442
          6,000  Schnitzer Steel Industries, Inc.                            241,020
          5,000  Texas Industries, Inc.                                      377,650
         10,000  The Scotts Co.                                              440,300
                                                                           8,977,956
Technology  (15.0%):
        125,333  Activision, Inc. (b) (d)                                  2,373,806
         14,300  Affiliated Computer Services, Inc.                          841,984
                 (b) (d)
         11,000  Amdocs, Ltd. (b)                                            401,280
         40,800  Arris Group, Inc. (b)                                       574,464
            434  Avid Technology, Inc. (b) (d)                                15,138
         15,100  Avocent Corp. (b)                                           407,247
          8,925  Benchmark Electronics, Inc. (b)                             184,391
          6,000  Cognos, Inc. (b) (d)                                        236,340
         13,100  Coherent, Inc. (b)                                          415,794
          4,600  Electronic Arts, Inc. (b) (d)                               231,656
          3,000  Fiserv, Inc. (b)                                            159,180
         13,600  FLIR Systems, Inc. (b)                                      485,112
         40,000  Forrester Research, Inc. (b)                              1,134,400
          3,000  Genzyme Corp. (b)                                           180,060
         33,000  Harris Corp.                                              1,681,350
         24,400  Imation Corp.                                               985,272
         31,000  Integrated Device Technology, Inc.                          478,020
                 (b)
         12,400  International Rectifier Corp. (b) (d)                       473,804
         12,000  Intersil Corp., Class A                                     317,880
         10,000  Intuit, Inc. (b)                                            273,600
         13,000  Jabil Circuit, Inc.                                         278,330
         29,000  JDA Software Group, Inc. (b)                                435,870
          7,000  Kla-Tencor Corp. (d)                                        373,240
          9,000  LAM Research Corp. (b) (d)                                  426,060
         11,000  MEMC Electronic Materials, Inc. (b)                         666,380
          3,000  Microchip Technology, Inc. (d)                              106,590
         25,000  Micron Technology, Inc. (b)                                 302,000
         11,000  Molex, Inc.                                                 310,200
         30,800  NCR Corp. (b)                                             1,471,316
          6,000  NVIDIA Corp. (b)                                            172,680
         50,000  ON Semiconductor Corp. (b)                                  446,000
         58,400  Paxar Corp. (b)                                           1,676,080
         17,200  Progress Software Corp. (b)                                 536,640
         37,300  Sandisk Corp. (b)                                         1,633,740
         32,000  Sybase, Inc. (b) (d)                                        808,960
         89,600  Symantec Corp. (b)                                        1,550,080
         14,000  Symmetricom, Inc. (b)                                       116,200
          7,500  THQ, Inc. (b)                                               256,425
         41,400  Trimble Navigation Ltd. (b)                               1,111,176
         19,500  Varian Semiconductor Equipment                            1,040,910
                 Associates, Inc. (b)
                                                                          25,569,655
Telecommunications  (0.7%):
         12,000  CenturyTel, Inc. (d)                                        542,280
         50,000  Sycamore Networks, Inc. (b)                                 187,000
          9,000  Telus Corp.                                                 450,000
                                                                           1,179,280
Utilities  (5.8%):
         12,000  AGL Resources, Inc.                                         512,640
          9,266  Allete, Inc.                                                431,981
         15,500  Atmos Energy Corp.                                          484,840
          8,000  Constellation Energy Group                                  695,600
         34,800  Energy East Corp.                                           847,728
          9,000  KeySpan Corp.                                               370,350
         60,750  MDU Resources Group, Inc.                                 1,745,955
         27,900  National Fuel Gas Co. (d)                                 1,206,954
          9,500  New Jersey Resources Corp.                                  475,475
         35,500  Questar Corp. (d)                                         3,166,955
                                                                           9,938,478
TOTAL COMMON STOCKS (COST $91,078,860)                                   165,400,721


MUTUAL FUNDS  (1.7%):
Exchange Traded Funds  (1.7%):
         18,000  iShares S&P Midcap 400                                    1,522,440
          9,000  MidCap SPDR Trust Series 1 Index                          1,390,050
                 Fund(d)

TOTAL MUTUAL FUNDS (COST $1,506,600)                                       2,912,490

CASH EQUIVALENT  (1.3%):
      2,238,665  Huntington Money Market Fund,                             2,238,665
                 Interfund Shares * 4.700% (e)

TOTAL CASH EQUIVALENT (COST $2,238,665)                                    2,238,665

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (23.4%):
    $39,897,092  Pool of various securities for                           39,897,092
                 Huntington Funds

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $39,897,092)                                                        39,897,092


TOTAL INVESTMENTS (COST $134,721,217) (A)   -   123.3%                   210,448,968
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (23.3)%                     (39,816,248)

NET ASSETS   -   100.0%                                           $      170,632,720
____________
See Notes to Portfolio of Investments.

HUNTINGTON NEW ECONOMY FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


    SHARES            SECURITY
OR PRINCIPAL AMOUNT  DESCRIPTION                                            VALUE

COMMON STOCKS  (96.4%):
Consumer Discretionary  (20.6%):
         48,849  American Eagle Outfitters, Inc. (d)              $        1,464,982
         12,600  Brookfield Asset Management, Inc. (d)                       658,476
         22,400  Brown Shoe Co., Inc.                                        940,800
         57,200  Carmax, Inc. (b)                                          1,403,688
         12,610  Cash America International, Inc.                            517,010
        104,022  CVS Corp.                                                 3,551,312
         37,600  Guess, Inc.                                               1,522,424
         33,597  Host Hotels & Resorts, Inc. (d)                             883,937
         11,300  J.C. Penney Co., Inc.                                       928,408
         15,600  Mettler Toledo International, Inc. (b)                    1,397,292
         51,000  NBTY, Inc. (b)                                            2,705,040
         30,700  Priceline.com, Inc. (b)                                   1,635,082
         33,300  RPM International, Inc.                                     769,230
          4,200  Sears Holdings Corp. (b) (d)                                756,672
         44,400  Skechers U.S.A., INC. (b)                                 1,490,508
         21,700  Syngenta AG, ADR                                            825,685
         19,200  Volvo AB                                                  1,614,144
         31,200  Watson Wyatt Worldwide, Inc.                              1,517,880
          3,500  YUM Brands, Inc. (d)                                        202,160
                                                                          24,784,730
Consumer Staples  (5.4%):
         56,300  Church & Dwight Co., Inc.                                 2,834,705
         27,640  Reynolds American, Inc. (d)                               1,725,012
         70,500  Spartan Stores, Inc.                                      1,889,400
                                                                           6,449,117
Energy  (6.4%):
          8,184  ConocoPhillips                                              559,376
         12,500  Energy Transfer Partners LP                                 728,250
         12,400  Grand Prideco, Inc. (b) (d)                                 618,016
         12,000  Holly Corp.                                                 711,600
          5,865  Marathon Oil Corp.                                          579,638
         29,900  Methanex Corp.                                              667,667
         29,100  Plains All American Pipeline LP                           1,676,451
         57,200  The Williams Companies, Inc. (d)                          1,627,912
          9,554  XTO Energy, Inc.                                            523,655
                                                                           7,692,565
Financials  (15.2%):
          1,500  Advanta Corp. Class A                                        60,120
         25,200  American Real Estate Partners LP (d)                      3,000,060
         14,400  Assurant, Inc. (d)                                          772,272
            550  Berkshire Hathaway, Inc. (b) (d)                          2,002,000
         34,100  CB Richard Ellis Group, Inc. (b)                          1,165,538
          9,600  CBL & Associates Properties, Inc.                           430,464
         37,700  Credicorp Ltd.                                            1,837,121
         52,600  Digital Reality Trust                                     2,098,740
          2,763  Fidelity National Information                               125,606
                 Services, Inc.
         21,150  First Marblehead Corp. (d)                                  949,401
         15,900  Franklin Resources, Inc.                                  1,921,197
         13,800  Philadelphia Consolidated Holdings                          607,062
                 Corp. (b)
          7,300  Shinhan Financial Group Co., Ltd.                           831,324
                 ADR
          7,560  Sovereign Bancorp                                           192,326
          7,700  Ventas, Inc.                                                324,401
         48,800  Willis Group Holdings Ltd.                                1,931,504
                                                                          18,249,136
Health Care  (12.4%):
         13,200  Aetna, Inc.                                                 578,028
          6,100  Becton, Dickinson & Co.                                     469,029
         14,300  Humana, Inc. (b)                                            829,686
         23,600  inVentiv Health, Inc. (b)                                   903,644
         10,300  Laboratory Corp. of America                                 748,089
                 Holdings (b) (d)
         39,000  Merck & Co., Inc. (d)                                     1,722,630
         11,000  Pediatrix Medical Group, Inc. (b) (d)                       627,660
         27,400  Stryker Corp.                                             1,817,168
         12,700  Thermo Electron Corp. (b)                                   593,725
         44,300  USNA Health Sciences, Inc. (b) (d)                        2,076,341
         21,500  Wellcare Health Plans, Inc. (b)                           1,832,875
         10,800  Wellpoint, Inc. (b) (d)                                     875,880
         20,000  Zimmer Holdings, Inc. (b) (d)                             1,708,200
                                                                          14,782,955
Industrials  (9.4%):
         13,230  Ameron International Corp.                                  871,328
         76,720  ASE Test Ltd. (b)                                           873,074
         11,800  Canadian Pacific Railway Ltd.                               666,110
         15,100  Genlyte Group, Inc. (b)                                   1,065,305
          4,000  L-3 Communications Corp.                                    349,880
         17,000  Laidlaw International, Inc.                                 588,200
         20,400  Manitowoc Co.                                             1,296,012
         75,400  Mentor Graphics Corp. (b)                                 1,232,036
         21,848  PACCAR, Inc. (d)                                          1,603,643
         10,400  Precision Castparts Corp.                                 1,082,120
         22,100  Terex Corp. (b)                                           1,585,896
                                                                          11,213,604
Materials  (6.8%):
         25,900  Belden CDT, Inc.                                          1,387,981
          5,360  Freeport-McMoran Copper & Gold,                             354,778
                 Inc.
         30,200  General Cable Corp. (b) (d)                               1,613,586
         16,800  Nucor Corp.                                               1,094,184
          9,600  RTI International Metals, Inc. (b)                          873,696
         15,700  Silgan Holdings, Inc.                                       802,427
         11,800  Southern Copper Corp. (d)                                   845,588
         11,300  United States Steel Corp.                                 1,120,621
                                                                           8,092,861
Technology  (12.0%):
         38,900  Accenture Ltd.                                            1,499,206
         19,700  Anixter International, Inc. (b) (d)                       1,299,018
         16,500  Apple Computer, Inc. (b)                                  1,533,015
         58,600  Arris Group, Inc. (b)                                       825,088
         50,000  Cisco Systems, Inc. (b) (d)                               1,276,500
         59,900  Emdeon Corp. (b) (d)                                        906,287
         19,660  Hewlett Packard Co.                                         789,152
         22,000  LAM Research Corp. (b) (d)                                1,041,480
         46,700  McAfee,  Inc. (b)                                         1,358,036
         12,200  NCR Corp. (b)                                               582,794
         36,800  NVIDIA Corp. (b)                                          1,059,104
         22,000  SBA Communications Corp. (b)                                650,100
         28,000  Varian Semiconductor Equipment                            1,494,640
                 Associates, Inc. (b)
                                                                          14,314,420
Telecommunications  (4.0%):
         12,500  America Movil SA de CV ADR,                                 597,375
                 Series L
         26,097  American Tower Corp., Class A (b)                         1,016,478
         28,000  AT&T, Inc. (d)                                            1,104,040
         30,300  InterDigital Communications Corp.                           959,601
                 (b) (d)
         64,390  Qwest Communications                                        578,866
                 International, Inc. (b) (d)
         25,050  Time Warner Telecom, Inc. Class A                           520,289
                 (b) (d)
                                                                           4,776,649
Utilities  (4.2%):
         29,200  AES Corp. (b)                                               628,384
         17,000  Allegheny Energy, Inc. (b)                                  835,380
         17,400  FirstEnergy Corp. (d)                                     1,152,576
         17,800  NRG Energy, Inc. (b)                                      1,282,312
         25,599  ONEOK, Inc.                                               1,151,955
                                                                           5,050,607
TOTAL COMMON STOCKS (COST $92,574,755)                                   115,406,644

CASH EQUIVALENT  (3.2%):
      3,800,672  Huntington Money Market Fund,                             3,800,672
                 Interfund Shares * 4.700% (e)
TOTAL CASH EQUIVALENT (COST $3,800,672)                                    3,800,672

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (25.4%):
    $30,351,577  Pool of various securities for                           30,351,577
                 Huntington Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $30,351,577)                                                        30,351,577


TOTAL INVESTMENTS (COST $126,727,004) (A)   -   125.0%                   149,558,893
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (25.0)%                     (29,929,756)
NET ASSETS   -   100.0%                                           $      119,629,137
____________
See Notes to Portfolio of Investments.

HUNTINGTON ROTATING MARKETS FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


                 SECURITY
        SHARES  DESCRIPTION                                                  VALUE

MUTUAL FUNDS  (96.6%):
         17,963  DIAMONDS Trust Series I                          $        2,217,892
          8,600  I Shares Dow Jones U.S.                                     464,056
                 Technology Sector
         21,173  iShares Dow Jones Select Dividend                         1,510,482
                 Index Fund
         48,100  iShares Dow Jones U.S.                                    1,501,682
                 Telecommunications Sector Index
                 Fund

         65,856  iShares EAFE Index Fund                                   5,028,106
         39,300  Ishares MSCI Belgium Index                                1,049,310
         16,100  iShares MSCI Emerging Markets                             1,872,269
                 Index Fund
         58,843  iShares MSCI EMU Index Fund                               6,372,107
         65,200  iShares MSCI Germany Index Fund                           1,878,412
         74,586  iShares MSCI Hong Kong Index                              1,200,089
                 Fund
         25,783  iShares MSCI Italy Index Fund                               871,981
         24,800  iShares MSCI Mexico Index Fund                            1,347,136
          4,900  iShares MSCI Pacific ex-Japan                               658,756
                 Index Fund
         15,900  Ishares MSCI Sweden Index                                   534,399
         62,513  iShares Russell 1000 Index Fund                           4,839,131
         11,800  iShares Russell 1000 Value Fund                             981,052
         14,134  iShares Russell 3000 Value Index                          1,534,246
                 Fund
         23,460  iShares Russell Midcap Value Index                        3,593,134
                 Fund
          8,635  iShares S&P Europe 350 Index                                934,911
                 Fund
         15,700  iShares S&P Global 100 Index Fund                         1,162,428
         22,800  iShares S&P Small Cap 600 BARRA                           1,748,988
                 Value Index Fund
         17,016  iShares S&P Small Cap 600 Index                           1,154,876
                 Fund
         27,344  MidCap SPDR Trust Series 1 Index                          4,223,281
                 Fund
         48,400  Rydex S&P Equal Weight Index                              2,348,368
                 Fund
         14,112  S&P Depositary Receipt                                    2,004,610
TOTAL MUTUAL FUNDS (COST $39,961,851)                                     51,031,702

CASH EQUIVALENT  (5.4%):
      2,869,063  Huntington Money Market Fund,                             2,869,063
                 Interfund Shares * 4.700% (e)

TOTAL CASH EQUIVALENT (COST $2,869,063)                                    2,869,063


TOTAL INVESTMENTS (COST $42,830,914) (A)   -   102.0%                     53,900,765
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.0)%                       (1,037,468)

NET ASSETS   -   100.0%                                           $       52,863,297
____________
See Notes to Portfolio of Investments.


HUNTINGTON SITUS SMALL CAP FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


    SHARES              SECURITY
OR PRINCIPAL AMOUNT    DESCRIPTION                                        VALUE

COMMON STOCKS  (91.7%):
Australia  (0.4%):
Industrials  (0.4%):
         25,000  Orica Ltd.                                       $          512,639
Chile  (0.3%):
Materials  (0.3%):
          2,400  Sociedad Quimica y Minera de Chile                          350,400
                 SA ADR
Denmark  (1.0%):
Energy  (0.5%):
         10,500  Vestas Wind Systems A/S (b)                                 588,365
Health Care  (0.5%):
          6,800  Novozymes A/S, Class B                                      608,438
                                                                           1,196,803
Finland  (0.9%):
Industrials  (0.9%):
          9,100  Cargotec Corp., Class B                                     549,522
          9,400  Kone Oyj, Class B                                           537,003
                                                                           1,086,525
Germany  (1.5%):
Consumer Staples  (0.9%):
         10,000  Douglas Holding AG                                          585,572
          7,734  Fielmann AG (b)                                             475,195
                                                                           1,060,767
Health Care  (0.6%):
         12,700  Stada Arzneimittel AG                                       769,800
                                                                           1,830,567
Hong Kong  (0.5%):
Consumer Discretionary  (0.5%):
         91,000  Television Broadcasts Ltd.                                  568,990
Ireland  (0.6%):
Consumer Staples  (0.6%):
         25,000  Kerry Group PLC                                             694,565
Italy  (0.5%):
Energy  (0.5%):
         22,200  Saipem SPA                                                  646,426
Japan  (1.3%):
Consumer Discretionary  (0.0%):
             90  Hokuto Corp.                                                  1,597
Consumer Staples  (0.1%):
         14,000  Fuji Oil Co. Ltd.                                           117,518
Health Care  (0.8%):
         33,000  Tanabe Seiyaku Co. Ltd.                                     448,982
         10,900  Terumo Corp.                                                424,639
                                                                             873,621
Industrials  (0.2%):
         13,600  Sato Corp.                                                  274,724
Technology  (0.2%):
         32,000  Furuno Electric Co. Ltd.                                    287,625
                                                                           1,555,085
Singapore  (0.6%):
Consumer Staples  (0.6%):
         74,000  Asia Pacific Breweries Ltd.                                 756,347
Spain  (0.7%):
Technology  (0.7%):
         23,000  Prosegur Compania de Seguridad                              872,173
                 SA
Sweden  (0.6%):
Consumer Discretionary  (0.6%):
         28,000  Haldex AB (b)                                               673,877
Switzerland  (0.5%):
Consumer Staples  (0.5%):
             22  Lindt & Spruengli AG                                        625,971
United Kingdom  (1.0%):
Consumer Staples  (0.4%):
         31,188  Bunzl PLC                                                   441,221
Technology  (0.6%):
        179,000  Halma PLC                                                   775,726
                                                                           1,216,947
United States  (81.3%):
Consumer Discretionary  (13.0%):
         30,000  AnnTaylor Stores Corp. (b)                                1,163,400
         49,900  Audiovox Corp., Class A (b)                                 735,027
         54,050  Brunswick Corp. (d)                                       1,721,492
         10,000  Cabelas Inc. (b)                                            248,100
         10,500  Columbia Sportswear Co.                                     654,255
         10,000  Ennis, Inc.                                                 267,600
         17,050  Fossil, Inc. (b)                                            451,314
         30,000  Garmin Ltd. (d)                                           1,624,500
         10,000  Hilb, Rogal & Hobbs Co.                                     490,500
         20,000  Jakks Pacific, Inc. (b)                                     478,000
          5,362  MDC Holdings, Inc.                                          257,751
         25,000  Movado Group, Inc.                                          736,250
         10,000  Philadelphia Consolidated Holding                           439,900
                 Corp. (b)
         14,200  Polo Ralph Lauren Corp.                                   1,251,730
         23,850  RENT-A-CENTER, Inc. (b)                                     667,323
         67,000  ScanSource, Inc. (b)                                      1,798,279
         18,000  Speedway Motorsports, Inc.                                  697,500
          7,200  Thor Industries, Inc.                                       283,608
         45,600  Urban Outfitters, Inc. (b) (d)                            1,208,856
         21,900  West Marine, Inc. (b)                                       398,799
                                                                          15,574,184
Consumer Staples  (1.7%):
         37,977  Fresh Del Monte Produce, Inc.                               761,439
         40,500  Performance Food Group Co. (b) (d)                        1,250,235
                                                                           2,011,674
Energy  (10.6%):
          7,000  Atwood Oceanics, Inc. (b)                                   410,830
         21,700  CARBO Ceramics, Inc.                                      1,010,135
         55,200  Denbury Resources, Inc. (b) (d)                           1,644,409
         29,200  Dril-Quip, Inc. (b)                                       1,263,776
         55,000  Headwaters, Inc. (b)                                      1,201,750
         11,336  Helix Energy Solutions Group, Inc. (b)                      422,719
         13,200  Houston Exploration Co. (b)                                 712,140
          1,463  Hugoton Royalty Trust                                        36,838
         14,500  Hydril Co. (b)                                            1,395,480
         26,400  Newfield Exploration Co. (b) (d)                          1,101,144
         22,000  Oceaneering International, Inc. (b)                         926,640
         20,000  Pacific Ethanol, Inc. (b) (d)                               340,600
         10,000  St Mary Land & Exploration Co.                              366,800
          7,000  Swift Energy Co. (b)                                        292,390
         15,000  TETRA Technologies, Inc. (b) (d)                            370,650
         22,554  XTO Energy, Inc.                                          1,236,185
                                                                          12,732,486
Financials  (9.4%):
         27,600  Arch Capital Group Ltd. (b)                               1,882,596
         35,000  Bank of Florida Corp. (b)                                   661,500
         20,204  BB&T Corp.                                                  828,768
          3,500  Camden Property Trust                                       246,085
         20,800  CBL & Associates Properties, Inc.                           932,672
         55,400  Colonial Bancgroup, Inc.                                  1,371,150
          5,000  Colonial Properties Trust                                   228,350
         37,300  Cullen/Frost Bankers, Inc.                                1,951,910
         30,000  Equity One, Inc.                                            795,000
          8,000  Healthcare Realty Trust, Inc.                               298,400
         20,900  HRPT Properties Trust                                       257,070
         11,383  SCBT Financial Corp.                                        412,749
         14,488  TD Banknorth, Inc.                                          465,934
         13,800  WSFS Financial Corp.                                        889,824
                                                                          11,222,008
Health Care  (10.4%):
         20,000  Advanced Medical Optics, Inc. (b) (d)                       744,000
         70,000  Albany Molecular Research (b)                               689,500
         35,500  Bio-Rad Laboratories, Inc., Class A                       2,479,320
                 (b)
         49,600  Cerner Corp. (b) (d)                                      2,700,720
         43,700  Edwards Lifesciences Corp. (b) (d)                        2,215,590
         30,000  Kindred Healthcare, Inc. (b)                                983,400
         53,100  Mentor Corp.                                              2,442,600
          9,300  Par Pharmaceutical, Inc. (b)                                233,616
                                                                          12,488,746
Industrials  (12.7%):
         13,000  Alliant Techsystems, Inc. (b)                             1,142,960
         20,000  American Woodmark Corp.                                     735,200
         40,000  Armor Holdings, Inc. (b) (d)                              2,693,200
         16,900  CDI Corp.                                                   488,748
         70,000  Jacobs Engineering Group, Inc. (b)                        3,265,500
         15,000  Overseas Shipholding Group, Inc.                            939,000
         30,000  Precision Castparts Corp. (d)                             3,121,500
         10,000  Ryder System, Inc.                                          493,400
         12,700  Timken Co.                                                  384,937
         30,000  Universal Forest Products, Inc.                           1,486,500
         28,750  Werner Enterprises, Inc.                                    522,388
                                                                          15,273,333
Materials  (11.9%):
         34,000  Albemarle Corp.                                           1,405,560
         10,000  Ceradyne, Inc. (b) (d)                                      547,400
         20,000  Commercial Metals Co.                                       627,000
         10,000  Deckers Outdoor Corp. (b) (d)                               710,200
         68,900  Florida Rock Industries (d)                               4,636,281
         10,850  Quanex Corp.                                                459,498
         20,000  RTI International Metals, Inc. (b)                        1,820,200
         27,300  Steel Technologies, Inc.                                    807,534
         10,000  Texas Industries, Inc.                                      755,300
         33,000  The Scotts Co., Class A                                   1,452,990
         40,000  Trimble Navigation Ltd. (b)                               1,073,600
                                                                          14,295,563
Technology  (8.9%):
         27,000  Black Box Corp.                                             986,580
         23,000  Compuware Corp. (b)                                         218,270
         80,000  Global Imaging Systems, Inc. (b)                          1,560,000
         23,300  Hutchinson Technology, Inc. (b)                             544,055
         39,150  Imation Corp.                                             1,580,877
         60,600  Methode Electronics, Inc.                                   895,062
         50,000  Red Hat, Inc. (b) (d)                                     1,146,500
         60,900  Standard Microsystems Corp. (b)                           1,859,886
         13,144  Tektronix, Inc.                                             370,135
         47,900  Transaction Systems Architects,                           1,551,481
                 Inc. (b) (d)
                                                                          10,712,846
Telecommunications  (0.5%):
         39,000  General Communication, Inc., Class                          546,000
                 A (b)
Utilities  (2.2%):
         29,900  Hawaiian Electric Industries, Inc. (d)                      777,101
         10,100  Northwest Natural Gas Co.                                   461,267
         50,500  UGI Corp.                                                 1,348,855
                                                                           2,587,223
                                                                          97,444,063
TOTAL COMMON STOCKS (COST $76,015,751)                                   110,031,378

CASH EQUIVALENT  (8.2%):
      9,791,892  Huntington Money Market Fund,                             9,791,892
                 Interfund Shares * 4.700% (e)
TOTAL CASH EQUIVALENT (COST $9,791,892)                                    9,791,892

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (16.8%):
    $20,102,159  Pool of various securities for                           20,102,159
                 Huntington Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $20,102,159)                                                        20,102,159

TOTAL INVESTMENTS (COST $105,909,802) (A)   -   116.7%                   139,925,429
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (16.7)%                     (19,988,018)
NET ASSETS   -   100.0%                                           $      119,937,411
____________
See Notes to Portfolio of Investments.


HUNTINGTON FIXED INCOME SECURITIES FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)

      SHARES OR
       PRINCIPAL   SECURITY
        AMOUNT    DESCRIPTION                                                VALUE

U.S. GOVERNMENT AGENCIES  (32.0%):
Federal Farm Credit Bank  (2.2%):
     $2,000,000  3.625%, 7/28/08                                           1,965,806
      2,000,000  5.430%, 10/24/12                                          1,990,620
                                                                           3,956,426
Federal Home Loan Bank  (14.0%):
      1,000,000  5.100%, 3/6/08                                            1,000,045
      7,000,000  5.000%, 12/11/09                                          7,030,289
      3,000,000  4.375%, 6/8/12                                            2,930,127
      3,000,000  5.375%, 6/14/13                                           3,075,768
      5,000,000  4.750%, 9/11/15                                           4,901,795
      6,500,000  4.750%, 12/16/16                                          6,366,653
                                                                          25,304,677
Federal Home Loan Mortgage Corporation  (14.7%):
      3,000,000  3.000%, 5/21/07                                           2,990,685
      2,000,000  5.125%, 4/18/08                                           2,001,962
      2,000,000  3.640%, 8/12/08                                           1,966,192
      1,500,000  4.125%, 11/18/09                                          1,473,903
      3,000,000  5.000%, 11/1/10                                           2,986,800
      3,000,000  5.250%, 10/6/11                                           2,994,786
      4,000,000  6.480%, 12/5/11                                           4,270,011
      3,000,000  5.300%, 1/9/12                                            3,002,421
        900,000  4.500%, 7/16/13                                             870,091
      3,000,000  5.500%, 3/28/16                                           3,019,335
      1,000,000  5.200%, 3/5/19                                              980,483
                                                                          26,556,669
Federal National Mortgage Association  (1.1%):
      2,000,000  5.800%, 7/16/13                                           1,999,004
TOTAL U.S. GOVERNMENT AGENCIES (COST $57,764,054)                         57,816,776

CORPORATE BONDS  (36.1%):
Consumer Discretionary  (4.5%):
      1,000,000  American International Group,                    $        1,049,631
                 6.250%, 5/1/36
      2,000,000  Cintas Corp., 6.150%, 8/15/36                             2,016,137
      1,000,000  E.W. Scripps Co., 6.625%,                                 1,002,315
                 10/15/07
      1,500,000  Hanson PLC, 7.875%, 9/27/10                               1,622,318
      2,500,000  Tandy Corp., 6.950%, 9/1/07                               2,508,087
                                                                           8,198,488
Consumer Staples  (1.1%):
      2,000,000  Kraft Foods, Inc., 5.250%, 10/1/13                        1,970,808
Energy  (0.6%):
      1,000,000  Kinder Morgan Energy Partners,                            1,010,256
                 6.800%, 3/1/08
Financials  (14.7%):
      2,000,000  American General Finance Corp.,                           1,974,818
                 4.625%, 5/15/09
      1,000,000  First Tennessee Bank, 6.400%,                             1,010,224
                 4/1/08
      2,000,000  General Electric Global Insurance                         2,141,198
                 Holdings Corp., 7.500%, 6/15/10
      2,000,000  HSBC Finance Corp., 5.625%,                               1,917,830
                 6/15/20
      1,000,000  Key Bank, 4.412%, 3/18/08                                   988,888
      3,000,000  Lehman Brothers Holdings, 7.000%,                         3,036,516
                 2/1/08
      1,000,000  Lincoln National Corp., 4.750%,                             959,868
                 2/15/14
      3,000,000  MBNA America Bank Corp. N.A.,                             3,271,493
                 7.125%, 11/15/12
      1,000,000  Metlife, Inc., 5.000%, 11/24/13                             990,168
      1,000,000  Metlife, Inc., 5.700%, 6/15/35                              961,270
      1,000,000  Morgan Stanley Dean Witter & Co.,                         1,075,189
                 6.750%, 10/15/13
      1,180,000  Protective Life Insurance Trust,                          1,148,139
                 4.000%, 10/7/09
      2,050,000  RenaissanceRe Holdings Ltd.,                              2,072,587
                 5.875%, 2/15/13
      3,000,000  Salomon Smith Barney Holdings                             3,030,918
                 Co., 6.500%, 2/15/08
      1,000,000  SunAmerica, Inc., 6.750%, 10/1/07                         1,006,459
      1,000,000  Washington Mutual Bank, 5.950%,                           1,020,542
                 5/20/13
                                                                          26,606,107
Health Care  (3.8%):
      2,500,000  Genentech, Inc., 4.750%, 7/15/15                          2,403,748
      2,000,000  Nationwide Financial Services,                            2,078,876
                 6.250%, 11/15/11
      2,500,000  Wellpoint, Inc., 4.250%, 12/15/09                         2,448,925
                                                                           6,931,549
Industrials  (4.2%):
      1,000,000  Cooper Industries, Inc., 5.250%,                            998,407
                 7/1/07
      2,000,000  Oracle Corp., 5.250%, 1/15/16                             1,972,206
      2,460,000  Thermo Electron Corp., 7.625%,                            2,535,995
                 10/30/08
      2,080,000  Union Pacific Corp., 5.214%,                              2,048,883
                 9/30/14
                                                                           7,555,491
Real Estate Investment Trusts  (3.7%):
      1,045,000  Avalon Properties, 6.875%,                                1,055,366
                 12/15/07
      1,500,000  CPG Partners LP, 3.500%, 3/15/09                          1,453,670
      2,000,000  Duke Realty LP, 3.500%, 11/1/07                           1,977,500
      1,000,000  MACK-CALI Realty LP, 7.750%,                              1,080,959
                 2/15/11
      1,000,000  Weingarten Realty Investment,                             1,053,202
                 7.350%, 7/20/09
                                                                           6,620,697
Telecommunications  (0.3%):
        474,000  Alltel Ohio LP, 8.000%, 8/15/10                             508,556
Utilities  (3.2%):
      1,000,000  Atlantic City Electric Co., 6.750%,                       1,013,005
                 5/12/08
      1,000,000  Cincinnati Gas & Electric Co.,                            1,009,831
                 6.400%, 4/1/08
      1,000,000  Cinergy Global Resources, 6.200%,                         1,012,393
                 11/3/08
      1,000,000  CLECO Corp., 6.520%, 5/15/09                              1,022,281
      1,800,000  Gulf Power Co., 4.900%, 10/1/14                           1,739,759
                                                                           5,797,269
TOTAL CORPORATE BONDS (COST $65,110,781)                                  65,199,221

U.S. TREASURY OBLIGATIONS  (25.9%):
U.S. Treasury Bonds  (13.6%):
      3,500,000  7.250%, 5/15/16                                           4,164,318
      2,500,000  9.125%, 5/15/18                                           3,436,523
      2,000,000  8.750%, 8/15/20                                           2,758,282
      2,000,000  7.125%, 2/15/23                                           2,482,968
      2,000,000  7.625%, 2/15/25                                           2,635,938
      4,000,000  6.750%, 8/15/26                                           4,900,935
      1,500,000  5.250%, 11/15/28                                          1,565,391
      2,500,000  5.375%, 2/15/31 (d)                                       2,665,235
                                                                          24,609,590
U.S. Treasury Notes  (12.3%):
      5,000,000  5.750%, 8/15/10                                           5,188,475
      5,000,000  4.250%, 8/15/13                                           4,914,650
      6,500,000  2.000%, 7/15/14                                           6,912,338
      4,500,000  6.125%, 8/15/29 (d)                                       5,233,712
                                                                          22,249,175
TOTAL U.S. TREASURY OBLIGATIONS (COST $45,585,373)                        46,858,765

PREFERRED STOCKS  (1.8%):
Consumer Discretionary  (0.1%):
         10,000  Comcast Corp. 7.000%                                        257,900
Financials  (1.7%):
         25,000  CitiGroup Capital Trust VIII,                               629,000
                 6.950%
         39,555  General Electric Capital Corp.,                           1,005,093
                 6.100%
         10,000  KeyCorp Capital Viii 7.0% Pfd                               259,700
         20,000  Merrill Lynch & Co. Capital Trust III,                      506,200
                 7.000%
          6,300  SLM Corp., 6.000%                                           153,216
         18,000  Wells Fargo Capital Trust II,                               455,580
                 7.000%
                                                                           3,008,789
TOTAL PREFERRED STOCKS (COST $3,284,397)                                   3,266,689
CERTIFICATES OF DEPOSIT  (1.7%):
Financials  (1.7%):
      3,000,000  Royal Bank of Canada NY, 5.290%,                          3,014,589
                  2/2/09
TOTAL CERTIFICATES OF DEPOSIT (COST $3,002,630)                            3,014,589

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES  (0.6%):
Federal Home Loan Mortgage Corporation  (0.4%):
        478,295  Pool # 254403, 6.000%, 8/1/17                               486,813
        293,912  Pool # 599630, 6.500%, 8/1/16                               301,270
                                                                             788,083
Government National Mortgage Association  (0.2%):
        206,948  Pool # 345128, 6.500%, 1/15/24                              212,678
         63,806  Pool # 352982, 7.500%, 5/15/24                               66,617
          4,568  Pool # 363175, 7.000%, 11/15/08                               4,609
         31,961  Pool # 372962, 7.000%, 3/15/24                               33,414
         28,185  Pool # 373015, 8.000%, 6/15/24                               29,879
         20,922  Pool # 383488, 7.000%, 2/15/09                               21,221
                                                                             368,418
TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (COST $1,144,796)           1,156,501

CASH EQUIVALENT  (1.0%):
     $1,763,858  Huntington Money Market Fund,                             1,763,858
                 Interfund Shares * 4.700% (e)
TOTAL CASH EQUIVALENT (COST $1,763,858)                                    1,763,858

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (4.1%):
      7,461,750  Pool of various securities for                            7,461,750
                 Huntington Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $7,461,750)                                                          7,461,750


TOTAL INVESTMENTS (COST $185,117,639) (A)   -   103.2%                   186,538,149
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (3.2)%                       (5,731,771)
NET ASSETS   -   100.0%                                           $      180,806,378
____________
See Notes to Portfolio of Investments.


HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


  SHARES OR PRINCIPAL   SECURITY
        AMOUNT         DESCRIPTION                                          VALUE

U.S. GOVERNMENT AGENCIES  (57.3%):
Federal Farm Credit Bank  (8.8%):
     $1,000,000  5.750%, 1/18/11                                  $        1,032,226
      1,000,000  5.375%, 7/18/11                                           1,019,939
      2,000,000  4.900%, 3/17/14                                           1,957,318
      2,000,000  4.990%, 1/28/15                                           1,949,780
      2,000,000  4.875%, 12/16/15                                          1,984,966
      2,000,000  5.050%, 3/8/17                                            2,003,390
                                                                           9,947,619
Federal Home Loan Bank  (19.1%):
      3,000,000  4.000%, 7/13/07                                           2,989,332
      2,000,000  5.985%, 4/9/09                                            2,042,076
      1,500,000  3.875%, 8/14/09                                           1,467,608
      1,000,000  4.000%, 7/8/11                                              965,629
      2,000,000  5.500%, 2/9/12                                            2,012,844
      3,000,000  5.375%, 6/14/13                                           3,075,767
      2,000,000  5.250%, 3/19/14                                           1,995,498
      2,000,000  4.375%, 2/13/15                                           1,926,204
      2,000,000  4.750%, 9/11/15                                           1,960,718
      2,000,000  5.500%, 10/19/16                                          2,004,264
      1,000,000  5.375%, 5/15/19                                           1,014,960
                                                                          21,454,900
Federal Home Loan Mortgage Corporation  (21.0%):
      1,000,000  3.250%, 1/28/08                                             985,079
      2,000,000  3.000%, 5/13/08                                           1,956,996
      1,000,000  5.450%, 9/2/11                                            1,001,458
      2,000,000  5.250%, 10/6/11                                           1,996,524
      2,000,000  4.375%, 11/9/11                                           1,961,454
      2,000,000  5.550%, 1/9/12                                            1,997,463
      2,000,000  4.250%, 5/22/13                                           1,932,116
      1,500,000  5.162%, 12/16/13                                          1,486,440
      1,000,000  5.500%, 2/20/14                                           1,001,460
      2,000,000  5.450%, 1/22/16                                           1,991,166
      2,000,000  5.400%, 2/1/16                                            1,988,514
      3,500,000  5.200%, 3/5/19                                            3,431,690
      1,000,000  4.500%, 4/15/26                                             989,735
      1,000,000  5.500%, 1/15/29                                           1,007,488
                                                                          23,727,583
Federal National Mortgage Association  (8.4%):
      2,000,000  3.410%, 8/30/07                                           1,985,064
      2,000,000  5.250%, 3/24/15                                           1,982,248
      2,500,000  5.000%, 4/26/17                                           2,444,483
      3,000,000  5.625%, 11/15/21                                          2,982,345
                                                                           9,394,140
TOTAL U.S. GOVERNMENT AGENCIES (COST $64,921,148)                         64,524,242

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES  (31.0%):
Federal Home Loan Mortgage Corporation  (14.3%):
        895,982  Pool # 1G0865, 4.916%, 7/1/35                               888,744
      2,857,218  Pool # 972190, 5.334%, 11/1/35                            2,859,527
      1,259,087  Pool # C90699, 5.000%, 8/1/23                             1,229,692
        483,521  Pool # E01184, 6.000%, 8/1/17                               492,175
        666,064  Pool # G08005, 5.500%, 8/1/34                               660,182
        475,696  Pool # M80773, 5.000%, 10/1/09                              473,728
        917,326  Pool # M81004, 5.000%, 1/1/13                               914,548
        983,608  Series 2003-32, Class KB, 5.000%,                           977,327
                 3/25/17
      1,032,744  Series 2555, Class B, 4.250%,                             1,003,631
                 1/15/18
      2,500,000  Series 2571, Class VP, 5.500%,                            2,488,902
                 7/15/21
      1,000,000  Series 2670, Class QP, 4.000%,                              980,459
                 2/15/27
        910,496  Series 2976, Class HP, 4.500%,                              887,316
                 1/15/33
      1,364,653  Series 3046, Class YA, 5.000%,                            1,353,022
                 2/15/19
        825,859  Series R007, Class AC, 5.875%,                              831,281
                 5/15/16
                                                                          16,040,534
Federal National Mortgage Association  (14.6%):
      1,139,056  Pool # 254594, 5.500%, 1/1/33                             1,129,868
        626,593  Pool # 254911, 5.000%, 10/1/23                              611,745
      1,476,775  Pool # 255360, 5.000%, 8/1/24                             1,440,692
      1,557,107  Pool # 255767, 5.500%, 6/1/25                             1,550,698
      1,747,114  Pool # 256116, 6.000%, 2/1/26                             1,767,207
        356,402  Pool # 647408, 5.000%, 10/1/17                              352,573
      1,653,446  Pool # 735224, 5.500%, 2/1/35                             1,639,897
      1,708,240  Pool # 783793, 6.000%, 7/1/34                             1,725,457
        723,010  Pool # 806715, 5.500%, 1/1/35                               716,666
      1,211,150  Pool # 807963, 5.000%, 1/1/35                             1,172,261
      1,888,529  Pool # 868935, 5.500%, 5/1/36                             1,868,833
        989,412  Pool # 907484, 6.000%, 1/1/37                               996,750
      1,236,437  Series 2003-11, Class BA, 5.500%,                         1,240,207
                 8/25/32
        305,692  Series 2003-16, Class CB, 4.000%,                           294,284
                 2/25/33
                                                                          16,507,138
Government National Mortgage Association  (2.1%):
        368,674  Pool # 2699, 6.000%, 1/20/29                                374,360
        454,101  Pool # 576456, 6.000%, 3/15/32                              461,167
      1,500,000  Series 2003-100, Class VB, 5.500%,                        1,502,941
                 1/20/23
                                                                           2,338,468
TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (COST $35,264,258)         34,886,140

U.S. TREASURY NOTES  (9.8%):
      2,000,000  6.125%, 8/15/07                                           2,007,812
      2,000,000  3.375%, 11/15/08                                          1,958,594
      1,000,000  5.000%, 8/15/11                                           1,019,375
      2,000,000  4.250%, 11/15/14                                          1,952,500
      2,000,000  4.500%, 2/15/16 (d)                                       1,979,688
      2,000,000  5.125%, 5/15/16 (d)                                       2,067,890
TOTAL U.S. TREASURY NOTES (COST $10,994,354)                              10,985,859

CASH EQUIVALENT  (1.3%):
      1,459,991  Huntington Money Market Fund,                             1,459,991
                 Interfund Shares * 4.700% (e)
TOTAL CASH EQUIVALENT (COST $1,459,991)                                    1,459,991

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (2.6%):
     $2,907,500  Pool of various securities for                            2,907,500
                 Huntington Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $2,907,500)                                                          2,907,500


TOTAL INVESTMENTS (COST $115,547,251) (A)   -   102.0%                   114,763,732
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.0)%                       (2,260,888)
NET ASSETS   -   100.0%                                           $      112,502,844
____________
See Notes to Portfolio of Investments.

HUNTINGTON MICHIGAN TAX-FREE FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


  SHARES OR PRINCIPAL     SECURITY
        AMOUNT            DESCRIPTION                                        VALUE

MUNICIPAL BONDS  (97.9%):
Michigan  (97.9%):
       $475,000  Avondale, MI, School District,                   $          514,449
                 Building & Site, G.O., 5.250%, 5/1/18
        150,000  Big Rapids, MI, Public School                               153,404
                 District, G.O. (FSA Ins), 5.000%,
                 5/1/19
         75,000  Bishop, MI, International Airport                            78,401
                 Authority Refunding, Series A, G.O.,
                 (AMBAC Ins), 5.100%, 12/1/18

      1,820,000  Chippewa Valley, MI Schools, G.O.,                        1,855,434
                 (FSA Ins), 4.500%, 5/1/21
        250,000  Chippewa Valley, MI, Schools,                               266,088
                 Building & Site, Series I, G.O.,
                 5.375%, 5/1/18

         50,000  Dearborn, MI, School District, G.O.,                         52,462
                 5.000%, 5/1/18
        470,000  Detroit, MI City School District,                           498,153
                 G.O., (FSA Ins.), 5.000%, 5/1/22
      1,000,000  Detroit, MI Sewer Disposal Revenue,                       1,100,600
                  5.250%, 7/1/19
         65,000  Detroit, MI, City School District,                           68,294
                 Series B, G.O., (FGIC Ins), 5.000%,
                 5/1/19

        150,000  Detroit, MI, Downtown Development                           153,048
                 Authority Tax Increment Revenue,
                 Series A, (MBIA Ins), 4.650%, 7/1/10

        500,000  Detroit, MI, Water Supply Systems                           534,180
                 Revenue, Series A, (FGIC Ins),
                 5.000%, 7/1/13

         60,000  Dowagiac, MI, School District, G.O.,                         64,867
                 5.500%, 5/1/16
         30,000  Dowagiac, MI, School District, G.O.,                         32,506
                 5.500%, 5/1/16
        150,000  Eastern Michigan University, MI,                            164,883
                 Refunding Revenue, (FGIC Ins),
                 5.800%, 6/1/12

        150,000  Ecorse, MI, Public School District,                         160,260
                 G.O., (FSA Ins), 5.000%, 5/1/19
        270,000  Ferndale, MI, Public Improvements                           287,067
                 Refunding, G.O., (FGIC Ins), 5.000%,
                  4/1/15

        825,000  Grand Rapids & Kent County, MI,                             880,711
                 Building Authority, Series A, G.O.,
                 5.000%, 12/1/19

        490,000  Greenville, MI, Public Schools                              496,232
                 Refunding G.O., (FSA Ins), 4.900%,
                 5/1/13

        100,000  Grosse Isle Township, MI, School                            101,438
                 District Refunding G.O. (FGIC Ins),
                 5.100%, 5/1/18
        300,000  Hartland, MI, Consolidated School                           312,873
                 District Refunding, G.O., 5.050%,
                 5/1/18

        500,000  Hartland, MI, Consolidated School                           522,280
                 District Refunding, G.O., 5.125%,
                 5/1/20

        140,000  Huron Valley, MI, School District                           141,868
                 Refunding, G.O. (FGIC Ins), 5.000%,
                 5/1/18

        150,000  Huron Valley, MI, School District,                          161,358
                 G.O., 5.250%, 5/1/17
        200,000  Kalamazoo, MI, City Schools                                 210,054
                 District, Building & Site, G.O., (FSA
                 Ins), 5.000%, 5/1/13

         55,000  Kalamazoo, MI, Hospital Finance                              56,387
                 Authority Refunding Revenue, (MBIA
                 Ins), 5.250%, 5/15/18

        190,000  Kelloggsville, MI, Public School                            192,715
                 District Refunding, G.O., (FGIC Ins),
                 5.000%, 5/1/13

         25,000  Kent County, MI, Building Authority,                         25,923
                 G.O., 4.800%, 6/1/16
        165,000  Lake Orion, MI, Community School                            174,994
                 District Refunding, G.O., 5.000%,
                 5/1/18

        600,000  Lake Orion, MI, Community School                            630,108
                 District Refunding, G.O., 5.000%,
                 5/1/18

        410,000  Lake Orion, MI, Community School                            429,717
                 District Unrefunded, G.O., 4.800%,
                 5/1/15

        140,000  Lakeview, MI, Public School District,                       147,038
                  G.O., 5.000%, 5/1/16
        250,000  Lansing, MI, Board of Water & Light                         260,218
                 Revenue, Series A, 5.000%, 7/1/15
        350,000  Lincoln, MI, Consolidated School                            370,717
                 District Refunding, G.O. (FSA Ins),
                 5.000%, 5/1/20

        200,000  Michigan Municipal Building Authority                       215,382
                  School District City of Detroit
                 Revenue, 5.000%, 6/1/15

        500,000  Michigan Public Power Agency                                546,800
                 Refunding Revenue, (MBIA Ins),
                 5.250%, 1/1/15

         50,000  Michigan State Building Authority                            53,921
                 Refunding Revenue, Series I (FSA
                 Ins), 5.250%, 10/15/12

        600,000  Michigan State Building Authority,                          619,878
                 Facilities Program Refunding
                 Revenue, Series I, 5.125%, 10/15/15

        100,000  Michigan State Hospital Finance                             102,124
                 Authority Refunding Revenue, Series
                 A (AMBAC Ins), 5.500%, 1/1/16

        200,000  Michigan State Hospital Finance                             210,158
                 Authority Revenue, 5.000%, 11/1/11
         10,000  Michigan State Hospital Finance                              10,537
                 Authority Revenue, (MBIA Ins),
                 6.000%, 5/15/14

        950,000  Michigan State Hospital Finance                           1,013,194
                 Authority Revenue, (MBIA Ins),
                 5.000%, 11/15/17
         40,000  Michigan State Hospital Finance                              40,951
                 Authority Revenue, (MBIA Ins),
                 5.000%, 2/15/18

        355,000  Michigan State Hospital Financing                           375,842
                 Authority Revenue, (MBIA Ins),
                 5.000%, 11/15/19

        250,000  Michigan State School                                       254,493
                 Improvements, G.O., 4.800%,
                 12/1/11
      1,000,000  Mount Clemens, MI, Community                              1,069,109
                 School District Refunding, G.O., (FSA
                  Ins), 5.000%, 5/1/18

        850,000  Municipal Bond Authority, MI, School                        909,704
                 District City of Detroit Revenue,
                 5.250%, 10/1/18

         10,000  Northwestern Community College,                              10,394
                 MI, Unrefunded, G.O., (FGIC Ins),
                 5.300%, 4/1/12

        150,000  Novi, MI, Community School                                  158,246
                 District, G.O., 5.125%, 5/1/18
        150,000  Petoskey, MI, Hospital Financing                            155,693
                 Authority Refunding Revenue, (MBIA
                 Ins), 5.500%, 11/15/09

        200,000  Plymouth-Canton, MI, Community                              216,836
                 School District Refunding, G.O.,
                 5.250%, 5/1/15

        250,000  Portage, MI, Public Schools, G.O.,                          253,653
                 (FSA Ins), 4.500%, 5/1/14
         90,000  Saginaw Valley State University, MI,                         93,211
                  Unrefunded Revenue (AMBAC Ins),
                 5.000%, 7/1/12

         65,000  South Lyon, MI, Community                                    66,028
                 Schools, G.O., 4.250%, 5/1/10
      1,175,000  South Lyon, MI, Community                                 1,284,369
                 Schools, G.O., (MBIA Ins), 5.250%,
                 5/1/18
        300,000  University of Michigan Refunding                            308,292
                 Revenue, Series A-1, 5.250%,
                 12/1/10
        500,000  Van Buren County, MI, Sewage                                518,439
                 Disposal, G.O., (AMBAC Ins),
                 5.000%, 5/1/16

        100,000  Wayne County, MI, Public                                    104,590
                 Improvements, G.O., 5.300%,
                 10/1/13
         15,000  Wayne County, MI, Wayne                                      15,685
                 Community College, G.O., (AMBAC
                 Ins), 5.350%, 7/1/13

        170,000  Wayne State University, MI                                  182,468
                 Revenues, 5.000%, 11/15/20
        145,000  West Ottawa, MI, Public School                              145,186
                 District, Unrefunded, G.O., (FGIC
                 Ins), 5.400%, 5/1/09

         60,000  West Ottawa, MI, Public School                               60,087
                 District, Unrefunded, G.O., (FGIC
                 Ins), 5.600%, 5/1/11

        550,000  Western Ottawa, MI, Public School                           595,143
                 District Refunding, G.O., Series A,
                 5.375%, 5/1/13

        250,000  Whiteford, MI, Agricultural School                          262,568
                 District, G.O., 5.000%, 5/1/15
         50,000  Woodhaven-Brownstown, MI, School                             53,316
                 District, G.O., 5.125%, 5/1/14

TOTAL MUNICIPAL BONDS (COST $20,796,382)                                  21,005,024

CASH EQUIVALENT  (0.5%):
        111,156  Fidelity Institutional Tax-Exempt                           111,156
                 Fund 3.487% (e)

TOTAL CASH EQUIVALENT (COST $111,156)                                        111,156


TOTAL INVESTMENTS (COST $20,907,538) (A)   -   98.4%                      21,116,180
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.6%                             335,256

NET ASSETS   -   100.0%                                           $       21,451,436
____________
See Notes to Portfolio of Investments.


HUNTINGTON MORTGAGE SECURITIES FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)
        SHARES
          OR
       PRINCIPAL   SECURITY
        AMOUNT    DESCRIPTION                                                VALUE

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES  (79.8%):
Federal Home Loan Bank  (0.9%):
       $834,740  Series Z2-2013, Class A, 4.800%,                 $          841,201
                 2/25/13
Federal Home Loan Mortgage Corporation  (29.2%):
        895,982  Pool # 1G0865, 4.916%, 7/1/35                               889,024
      1,318,367  Pool # A15284, 5.500%, 10/1/33                            1,308,033
        997,042  Pool # A55565, 6.000%, 12/1/36                            1,005,386
        388,951  Pool # C00730, 6.000%, 3/1/29                               395,079
        136,409  Pool # C90237, 6.500%, 11/1/18                              141,106
        953,939  Pool # C90779, 5.000%, 1/1/24                               931,965
      1,034,515  Pool # C90859, 5.500%, 10/1/24                            1,031,276
        417,366  Pool # E96459, 5.000%, 5/1/18                               412,791
      1,332,127  Pool # G08005, 5.500%, 8/1/34                             1,320,780
        906,029  Pool # G12297, 6.000%, 7/1/21                               921,392
        899,564  Pool # J03237, 5.500%, 8/1/16                               904,761
        553,088  Pool # M80927, 5.000%, 7/1/11                               551,654
        917,326  Pool # M81004, 5.000%, 1/1/13                               914,834
        199,241  REMIC Series 2399, Class EC,                                199,520
                 5.500%, 1/15/09
      1,000,000  REMIC Series 2543, Class PQ,                                997,622
                 5.500%, 4/15/22
      2,000,000  REMIC Series 2553, Class AE,                              2,009,443
                 5.500%, 9/15/29
      1,337,301  REMIC Series 2584, Class LE,                              1,290,149
                 4.000%, 12/15/13
        436,104  Series 1994-23, Class PK, 6.000%,                           438,241
                 5/25/10
      1,000,000  Series 2003-53, Class JL, 5.000%,                           975,138
                 12/25/31
        789,638  Series 2006, Class A, 6.000%,                               798,953
                 11/25/22
        454,999  Series 2548, Class HA, 4.500%,                              450,486
                 1/15/10
      1,000,000  Series 2571, Class VP, 5.500%,                              996,186
                 7/15/21
      1,567,747  Series 2770, Class TC, 4.000%,                            1,519,434
                 1/15/18
      2,000,000  Series 2780, Class QC, 4.500%,                            1,966,981
                 3/15/17
        910,496  Series 2976, Class HP, 4.500%,                              887,885
                 1/15/33
      1,617,269  Series 3002, Class CA, 5.000%,                            1,581,460
                 7/15/35
      1,364,653  Series 3046, Class YA, 5.000%,                            1,353,875
                 2/15/19
                                                                          26,193,454
Federal National Mortgage Association  (42.6%):
        584,382  Pool # 254486, 5.000%, 9/1/17                               578,286
        786,436  Pool # 254720, 4.500%, 5/1/18                               763,694
        879,182  Pool # 254831, 5.000%, 8/1/23                               858,623
      1,793,422  Pool # 254908, 5.000%, 9/1/23                             1,751,483
      1,651,814  Pool # 254911, 5.000%, 10/1/23                            1,613,187
        518,140  Pool # 254955, 4.000%, 10/1/10                              503,863
        717,089  Pool # 255320, 5.000%, 7/1/24                               699,792
      2,268,298  Pool # 255711, 5.500%, 4/1/25                             2,259,671
      2,183,893  Pool # 256116, 6.000%, 2/1/26                             2,209,691
        830,769  Pool # 357771, 5.000%, 5/1/25                               810,171
        257,789  Pool # 602879, 6.000%, 11/1/31                              261,363
        687,562  Pool # 663808, 5.000%, 11/1/17                              680,390
        922,529  Pool # 684488, 5.000%, 12/1/17                              912,906
      1,121,484  Pool # 693256, 5.000%, 4/1/18                             1,109,299
      1,894,745  Pool # 729535, 5.500%, 7/1/33                             1,879,811
      1,653,446  Pool # 735224, 5.500%, 2/1/35                             1,640,414
      1,823,720  Pool # 745418, 5.500%, 4/1/36                             1,807,076
        246,420  Pool # 748422, 6.000%, 8/1/33                               249,440
      1,708,240  Pool # 783793, 6.000%, 7/1/34                             1,725,991
      2,027,795  Pool # 786457, 5.284%, 7/1/34                             2,018,905
        723,010  Pool # 806715, 5.500%, 1/1/35                               716,892
        529,613  Pool # 814261, 6.000%, 1/1/35                               535,117
        724,033  Pool # 836450, 6.000%, 10/1/35                              730,131
      1,933,227  Pool # 845573, 5.641%, 2/1/36                             1,948,051
        989,412  Pool # 907484, 6.000%, 1/1/37                               997,059
         69,823  Pool # E65142, 6.500%, 7/1/11                                71,502
        929,753  Series 1999-13, Class PH, 6.000%,                           932,470
                 4/25/29
        847,298  Series 2003-38, Class TC, 5.000%,                           838,671
                 3/25/23
      1,000,000  Series 2003-92, Class KH, 5.000%,                           973,256
                 3/25/32
      2,000,000  Series 2004-45, Class NC, 5.500%,                         2,003,284
                 11/25/28
      2,126,562  Series 2004-45, Class VD, 4.500%,                         2,062,184
                 3/25/18
      1,000,000  Series 2672, Class GH, 5.500%,                              994,178
                 8/15/31
      1,091,000  Series 2847, Class NC, 4.000%,                            1,073,743
                 1/15/24
                                                                          38,210,594
Government National Mortgage Association  (7.1%):
      2,428,686  Pool # 3637, 5.500%, 11/20/34                             2,414,844
      3,988,624  Pool # 605653, 5.500%, 8/15/34                            3,972,112
                                                                           6,386,956
TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (COST $72,396,253)         71,632,205

COMMON STOCKS  (9.3%):
Real Estate Investment Trusts  (9.3%):
          4,700  Acadia Realty Trust                                         122,529
          3,500  Alexandria Real Estate Equities,                            351,295
                 Inc.
          2,000  AMB Property Corp.                                          117,580
          6,000  American Campus Communities,                                181,740
                 Inc.
          1,000  Archstone-Smith Trust                                        54,280
          2,000  Avalonbay Communities, Inc. (d)                             260,000
          3,000  Boston Properties, Inc.                                     352,200
          7,000  Brandywine Realty Trust (d)                                 233,870
          2,000  Camden Property Trust                                       140,620
          6,000  CBL & Associates Properties, Inc.                           269,040
          1,000  Cedarshopping Centers INC.                                   16,200
          4,200  Developers Diversified Realty                               264,180
                 Corp. (d)
          2,000  Digital Reality Trust                                        79,800
          5,000  Duke Realty Corp.                                           217,350
          4,500  EastGroup Properties, Inc.                                  229,635
          1,000  Equity Lifestyle Properties, Inc.                            54,010
          5,000  Equity Residential Properties Trust (d)                     241,150
          1,500  Essex Property Trust, Inc.                                  194,220
          6,000  General Growth Properties, Inc.                             387,420
            800  Getty Realty Corp.                                           22,992
          6,000  Health Care Property Investors,                             216,180
                 Inc.
          3,500  Healthcare Realty Trust, Inc.                               130,550
          4,000  Home Properties, Inc.                                       211,240
          5,600  Hospitality Properties Trust                                262,080
          3,000  Host Hotels & Resorts, Inc. (d)                              78,930
          7,600  Kimco Realty Corp. (d)                                      370,424
          4,000  Mack-Cali Realty Corp. (d)                                  190,520
          1,000  National Retail Properties Inc                               24,190
          1,000  New Plan Excel Realty Trust                                  33,030
          2,500  Parkway Properties, Inc.                                    130,625
          6,000  Pennsylvania Real Estate                                    265,980
                 Investment Trust
          6,386  ProLogis                                                    414,642
          3,750  Public Storage, Inc.                                        355,013
          2,000  Realty Income Corp.                                          56,400
          1,500  Regency Centers Corp.                                       125,325
          2,903  SL Green Realty Corp. (d)                                   398,234
          2,000  Sunstone Hotel Investors, Inc.                               54,520
          1,100  The Macerich Co. (d)                                        101,596
          5,900  Udr, INC.                                                   180,658
          3,900  Ventas, Inc.                                                164,307
          2,800  Vornado Realty Trust                                        334,152
          5,000  Washington Real Estate Investment                           187,100
                 Trust
          5,000  Weingarten Realty Investors                                 237,800
TOTAL COMMON STOCKS (COST $4,428,625)                                      8,313,607

U.S. GOVERNMENT AGENCIES  (4.4%):
Federal Home Loan Mortgage Corporation  (2.2%):
       $500,000  3.650%, 1/23/08                                             494,301
        500,000  4.500%, 4/2/14                                              488,116
      1,000,000  5.500%, 1/15/29                                           1,008,113
                                                                           1,990,530
Federal National Mortgage Association  (2.2%):
      1,000,000  2.875%, 5/19/08                                             976,608
      1,000,000  5.000%, 3/2/15                                            1,004,325
                                                                           1,980,933
TOTAL U.S. GOVERNMENT AGENCIES (COST $3,989,701)                           3,971,463

COLLATERALIZED MORTGAGE OBLIGATIONS (2.9%):
Financials  (2.9%):
      2,636,920  CitiCorp Mortgage Securities, Inc.,                       2,626,868
                 5.500%, 10/25/35
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS COST $2,612,110)                 2,626,868

PREFERRED STOCKS  (0.4%):
Real Estate Investment Trusts  (0.4%):
          4,000  Simon Property Group, 6.000%                                354,000
TOTAL PREFERRED STOCKS (COST $283,980)                                       354,000

CASH EQUIVALENT  (2.8%):
      2,502,350  Huntington Money Market Fund,                             2,502,350
                 Interfund Shares * 4.700% (e)
TOTAL CASH EQUIVALENT (COST $2,502,350)                                    2,502,350

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (2.4%):
     $2,177,377  Pool of various securities for                            2,177,377
                 Huntington Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $2,177,377)                                                          2,177,377


TOTAL INVESTMENTS (COST $88,390,396) (A)   -   102.0%                     91,577,870
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.0)%                       (1,815,576)
NET ASSETS   -   100.0%                                           $       89,762,294
____________
See Notes to Portfolio of Investments.


HUNTINGTON OHIO TAX-FREE FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


  SHARES OR PRINCIPAL    SECURITY
        AMOUNT          DESCRIPTION                                           VALUE

MUNICIPAL BONDS  (98.6%):
Ohio  (98.6%):
        $50,000  Akron, OH, Hospital Improvements                 $           53,460
                 Revenue, (FSA Ins), 5.250%,
                 11/15/15
         70,000  Akron, OH, Pension Funding                                   74,215
                 Refunding Revenue, (AMBAC Ins),
                 5.250%, 12/1/18
        335,000  Akron, OH, Water Utility                                    360,035
                 Improvements Revenue, (MBIA Ins),
                 5.250%, 12/1/17
        150,000  Allen County, OH, Refunding, G.O.,                          161,685
                 (AMBAC Ins), 5.250%, 12/1/15
        375,000  Avon Lake, OH, Water System                                 397,928
                 Revenue, Series A, (AMBAC Ins),
                 5.500%, 10/1/15
        140,000  Bay Village, OH, City School                                148,341
                 District, G.O., 5.375%, 12/1/18
        105,000  Bowling Green State University, OH,                         113,045
                  General Receipts Revenue (AMBAC
                 Ins), 5.250%, 6/1/19
        300,000  Butler County, OH Sewer Systems                             329,868
                 Revenue, 5.000%, 12/1/19
        420,000  Canton, OH, School District, G.O.,                          444,667
                 (MBIA Ins), 5.350%, 12/1/15
        200,000  Chagrin Falls, OH, Exempt Village                           216,478
                 School District, G.O., (MBIA Ins),
                 5.250%, 12/1/19
         90,000  Cincinnati, OH, City School District,                        98,000
                 G.O (FSA Ins), 5.000%, 12/15/15
        150,000  Cincinnati, OH, Public                                      156,608
                 Improvements, G.O., 5.000%,
                 12/1/12
        525,000  Cincinnati, OH, Public                                      547,397
                 Improvements, G.O., 5.000%,
                 12/1/15
        355,000  Cincinnati, OH, Water Systems                               374,982
                 Revenue, 5.000%, 12/1/19
      1,000,000  Cleveland, OH School District                             1,059,490
                 Refunding, G.O., 5.000%, 12/1/18
         85,000  Cleveland, OH, G.O., (MBIA Ins)                              92,607
                 (Various Purposes), 5.500%, 12/1/13
         80,000  Cleveland, OH, School District                               86,274
                 Refunding, G.O., (FGIC Ins), 5.250%,
                  12/1/14
        100,000  Cleveland, OH, Waterworks                                   105,727
                 Refunding Revenue, Series G, (MBIA
                 Ins), 5.500%, 1/1/13
        110,000  Cleveland, OH, Waterworks                                   112,374
                 Unrefunded Revenue, Series I (FSA
                 Ins), 5.250%, 1/1/11
        640,000  Cleveland, OH, Waterworks                                   653,715
                 Unrefunded Revenue, Series I (FSA
                 Ins), 5.250%, 1/1/13
        650,000  Cleveland, OH, Waterworks                                   662,558
                 Unrefunded Revenue, Series I (FSA
                 Ins), 5.000%, 1/1/16
         60,000  Cleveland, OH, Waterworks                                    61,150
                 Unrefunded Revenue, Series I (FSA
                 Ins), 5.000%, 1/1/17
        500,000  Columbus, OH, Refunding, Series                             542,625
                 C, G.O., 5.000%, 7/15/16
         75,000  Columbus, OH, Series A, G.O.,                                80,480
                 5.000%, 6/15/13
        745,000  Crawford County, OH, Refunding,                             769,183
                 G.O., (AMBAC Ins), 4.750%, 12/1/19
        500,000  Cuyahoga County, OH, Hospital                               513,515
                 Revenue, Walker Center, Series I,
                 5.250%, 1/1/13
        500,000  Cuyahoga County, OH, Port                                   533,985
                 Authority Revenue, (AMBAC Ins),
                 5.000%, 8/1/18
        435,000  Delaware County, OH, G.O.,                                  457,289
                 5.000%, 12/1/18
         50,000  Dublin, OH, City School District                             50,908
                 Refunding, G.O., (MBIA Ins), 5.000%,
                  12/1/19
        125,000  East Liverpool, OH, City Hospital                           127,089
                 Revenue, Series B, (FSA Ins),
                 4.750%, 10/1/13
        300,000  Euclid, OH, G.O., 5.450%, 12/1/08                           303,165
        500,000  Euclid, OH, G.O., 5.000%, 12/1/12                           515,370
        115,000  Fairfield County, OH, Local School                          122,745
                 District, G.O., (FSA Ins), 5.000%,
                 12/1/12
        360,000  Fairfield, OH, Local School District,                       367,715
                 G.O. (FSA Ins), 4.250%, 12/1/18
        190,000  Fairfield, OH, Union Local School                           193,156
                 District, Series A, G.O. (FSA Ins),
                 4.250%, 12/1/19
        160,000  Fairfield, OH, Union Local School                           162,274
                 District, Series A, G.O. (FSA Ins),
                 4.250%, 12/1/20
        150,000  Fairlawn, OH, G.O, 5.000%,                                  159,294
                 12/1/21
        175,000  Fairlawn, OH, G.O., 5.750%,                                 175,572
                 12/1/13
         65,000  Field, OH, G.O, 5.000%, 12/1/19                              69,530
        115,000  Field, OH, Local School District,                           123,511
                 G.O., (AMBAC Ins), 5.000%, 12/1/18
        155,000  Forest Hills, OH, Local School                              163,117
                 District Revenue (FSA Ins), 4.750%,
                 12/1/16
        190,000  Franklin County, OH, Municipal                              198,736
                 Facilities Improvements, G.O. (MBIA
                 Ins), 4.650%, 12/1/15
        200,000  Franklin County, OH, Refunding,                             208,962
                 G.O., 5.375%, 12/1/20
         35,000  Gallia County, OH Local School                               35,870
                 District, G.O., 4.500%, 12/1/20
        340,000  Greater Cleveland, OH, Regulatory                           370,107
                 Transportation Authority, G.O. (FGIC
                 Ins), 5.000%, 12/1/15
        540,000  Greene County, OH Revenue,                                  593,762
                 5.000%, 12/1/19
        450,000  Greene County, OH, Sewer System                             485,024
                 Revenue, 5.000%, 12/1/18
           275,000Greene County, OH, Water & Sewer                       292,039
                 Revenue, 5.000%, 12/1/21
         75,000  Hamilton County, OH, Hospital                                75,000
                 Facilities Revenue (LOC - The Chase
                 Manhattan Bank), 3.670%, 5/15/28
         55,000  Hamilton County, OH, Revenue,                                58,919
                 5.750%, 12/1/12
        205,000  Hamilton County, OH, Revenue,                               219,826
                 5.750%, 12/1/12
        300,000  Hamilton County, OH, Revenue,                               321,696
                 5.750%, 12/1/17
        250,000  Hudson City, OH, Recreational                               260,123
                 Facilities Improvements, G.O.,
                 5.000%, 12/1/14
         50,000  Kent State University, OH, General                           51,063
                 Receipts, Revenue Series A, (AMBAC
                  Ins), 5.000%, 5/1/18
        250,000  Kettering, OH, City School District,                        269,933
                 Refunding, G.O. (FSA Ins), 5.000%,
                 12/1/15
        180,000  Kettering, OH, G.O, 5.000%,                                 193,910
                 12/1/16
         50,000  Kettering, OH, G.O, 5.000%,                                  53,864
                 12/1/16
      1,000,000  Kettering, OH, G.O, 4.750%,                               1,047,580
                 12/1/22
         95,000  Keystone, OH, Local School District,                        101,223
                  G.O. (FSA Ins), 5.000%, 12/1/19
        285,000  Lakewood, OH, City School District,                         302,698
                 G.O., (FSA Ins), 5.000%, 12/1/18
         50,000  Lakewood, OH, Public                                         52,030
                 Improvements, G.O., 4.750%,
                 12/1/12
        250,000  Lakota, OH, Local School District,                          258,008
                 G.O., (FGIC Ins), 5.050%, 12/1/13
        100,000  Licking County, OH, Joint Vocational                        108,476
                  School District, G.O., (MBIA Ins),
                 5.375%, 12/1/14
        300,000  Lorain County, OH, Hospital                                 308,112
                 Revenue, Series B, (MBIA Ins),
                 5.625%, 9/1/14
        810,000  Lucas County, OH, Hospital                                  849,001
                 Refunding Revenue, (AMBAC Ins),
                 5.000%, 11/15/11
        435,000  Madison, OH, Local School District                          437,410
                 Refunding, G.O. (FSA Ins), 4.000%,
                 12/1/17
         50,000  Mahoning County, OH, Hospital                                51,384
                 Facilities Revenue, Series A, (MBIA
                 Ins), 5.000%, 11/15/17
        500,000  Mahoning County, OH, Sewer                                  528,909
                 Systems, Refunding Revenue,
                 (AMBAC Ins), 5.200%, 12/1/14
      1,010,000  Marysville, OH, Exempt Village                            1,088,143
                 School District, G.O., (MBIA Ins),
                 5.250%, 12/1/16
        250,000  Miami County, OH, G.O., 4.875%,                             256,910
                 12/1/10
        200,000  Middleburg Heights, OH, Hospital                            208,596
                 Refunding Revenue, Southwest
                 General Health Center, 5.625%,
                 8/15/15
         50,000  Middleburg Heights, OH, Public                               50,738
                 Improvements Refunding, G.O.,
                 4.300%, 12/1/10
         50,000  Montgomery County, OH, Catholic                              53,776
                 Health Revenue, 5.500%, 9/1/14
         50,000  Montgomery County, OH, Public                                52,749
                 Improvements, G.O., 5.500%,
                 12/1/13
        250,000  Montgomery County, OH, Water                                270,383
                 Refunding Revenue, (AMBAC Ins),
                 5.375%, 11/15/16
         50,000  Mount Vernon, OH, City Schools                               53,882
                 Refunding, G.O. (FSA Ins), 5.000%,
                 12/1/17
        100,000  Muskingum County, OH, Hospital                              102,099
                 Facilities Bethesda Hospital
                 Association, Refunding Revenue
                 (Connie Lee Ins), 5.400%, 12/1/16
         25,000  New Albany Plain, OH, Local School                           27,156
                 District, G.O. (FGIC Ins), 5.500%,
                 12/1/18
         35,000  New Albany Plain, OH, Local School                           37,829
                 District, G.O. (FGIC Ins), 5.500%,
                 12/1/18
        235,000  Norwalk, OH, Refunding, G.O.,                               237,686
                 5.550%, 4/1/09
        100,000  Norwalk, OH, Refunding, G.O.,                               101,148
                 5.600%, 4/1/10
      1,000,000  Ohio Municipal Electric Generation                        1,066,880
                 Agency Refunding Revenue, (AMBAC
                  Ins), 5.000%, 2/15/17
        170,000  Ohio State Building Authority                               177,830
                 Refunding Revenue, Series A,
                 5.250%, 6/1/10
         65,000  Ohio State Building Authority                                70,442
                 Revenue, Series A, (FSA Ins),
                 5.500%, 4/1/15
        300,000  Ohio State Building Authority State                         322,800
                 Facilities Revenue, Series A, (FSA
                 Ins), 5.500%, 10/1/11
        125,000  Ohio State Building Authority State                         134,340
                 Facilities Revenue, Series A, (FSA
                 Ins), 5.500%, 10/1/14
        100,000  Ohio State Building Authority State                         107,686
                 Facilities Revenue, Series A, (FSA
                 Ins), 5.500%, 10/1/15
         60,000  Ohio State Building Authority,                               62,983
                 Refunding Revenue, Series A, (FGIC
                 Ins), 5.000%, 4/1/11
        150,000  Ohio State Building Authority, State                        158,986
                 Facilities Revenue, Series A, 5.000%,
                  4/1/16
        140,000  Ohio State Community Schools,                               147,379
                 G.O., Series B, 5.000%, 9/15/18
        100,000  Ohio State Community Schools,                               105,826
                 Series B, G.O., (FSA Ins), 5.000%,
                 9/15/18
        175,000  Ohio State Conservation Project,                            186,968
                 Series A. G.O., 5.000%, 3/1/15
        700,000  Ohio State Conservation Projects,                           742,154
                 Series A, G.O., 5.000%, 3/1/17
        700,000  Ohio State Higher Education, Capital                        742,707
                  Facilities, G.O., Series A, 5.375%,
                 2/1/15
         60,000  Ohio State Higher Educational                                61,214
                 Facility Community Revenue
                 (AMBAC Ins), 5.200%, 12/1/10
        500,000  Ohio State Highway Capital                                  507,565
                 Improvements, Series I, G.O.,
                 4.000%, 5/1/12
         25,000  Ohio State Highway Improvements                              26,095
                 Revenue, 5.000%, 2/15/17
        150,000  Ohio State Parks & Recreation                               159,858
                 Revenue, Series II-A, (FSA Ins),
                 5.000%, 12/1/17
        250,000  Ohio State Revitalization Revenue                           267,750
                 Project, Series A (AMBAC Ins),
                 5.000%, 4/1/21
        450,000  Ohio State Turnpike Commission                              477,563
                 Revenue, 5.500%, 2/15/20
        100,000  Ohio State Turnpike Commission                              103,098
                 Revenue, Series B, (FGIC Ins),
                 5.250%, 2/15/12
        100,000  Ohio State University Cultural &                            107,633
                 Sports Capital Facilities Refunding
                 Revenue, Series A (FSA Ins),
                 5.000%, 4/1/17
         30,000  Ohio State Water Development                                 31,847
                 Authority Refunding Revenue,
                 5.250%, 6/1/11
        100,000  Ohio State Water Development                                107,153
                 Authority, Pollution Control Revenue,
                 5.000%, 6/1/13
        685,000  Ohio State, Public Improvements,                            725,881
                 Series A, G.O., 5.000%, 3/1/18
        250,000  Plain, OH, Local School District,                           269,595
                 G.O., (FGIC Ins), 5.700%, 12/1/14
        100,000  River Valley, OH, Local School                              106,422
                 District, G.O., (FSA Ins), 5.250%,
                 11/1/16
      1,040,000  Shaker Heights, OH, Urban Renewal                         1,105,207
                  Refunding, G.O., (AMBAC Ins),
                 5.000%, 12/1/17
        200,000  Sidney, OH, City School District,                           212,974
                 G.O., (FGIC Ins), 5.000%, 12/1/12
        980,000  Southwest Licking County, OH,                             1,049,590
                 Local School District, G.O., (AMBAC
                 Ins), 5.000%, 12/1/19
      1,000,000  Springfield, OH, City School District,                    1,075,099
                  G.O., (FGIC Ins), 5.000%, 12/1/17
        130,000  Springfield, OH, G.O., (FGIC Ins),                          137,079
                 5.500%, 12/1/17
        145,000  Strasburg Franklin, OH, Local School                        147,485
                  District, G.O., (AMBAC Ins), 4.000%,
                  12/1/14
        325,000  Strongsville, OH, Library                                   341,491
                 Improvements, G.O., (FGIC Ins),
                 5.000%, 12/1/15
        235,000  Swanton, OH, Local School District,                         247,902
                  School Improvement, G.O., (FGIC
                 Ins), 4.900%, 12/1/15
        500,000  Teays Valley, OH, Local School                              525,970
                 District, School Facilities Construction
                  & Improvement, G.O., (FGIC Ins),
                 5.150%, 12/1/14
        315,000  Toledo, OH, Sewer System                                    333,257
                 Revenue, 5.250%, 11/15/13
        700,000  Toledo, OH, Waterworks Revenue                              751,079
                 (MBIA Ins), 5.000%, 11/15/19
        500,000  Troy, OH, Capital Facilities, G.O.,                         527,215
                 6.250%, 12/1/11
        350,000  Trumbull County, OH, Public                                 376,576
                 Improvements Refunding, G.O.,
                 (MBIA Ins), 5.125%, 12/1/13
        655,000  Twinsburg, OH, Recreational                                 703,830
                 Facilities Improvements, G.O., (FGIC
                  Ins), 5.500%, 12/1/17
      1,690,000  University Cincinnati, OH General                         1,831,318
                 Concepts, 5.000%, 6/1/19
      1,000,000  University Cincinnati, OH, General                        1,077,630
                 Receipts, Series A, (AMBAC Ins),
                 5.000%, 6/1/17
      1,000,000  University of Cincinnati, OH,                             1,084,180
                 Certificate Participation, (MBIA Ins),
                 5.000%, 6/1/15
        500,000  University of Cincinnati, OH,                               527,714
                 Certificate Participation, University
                 Center Project, Revenue (MBIA Ins),
                 5.100%, 6/1/11
        300,000  University of Cincinnati, OH,                               320,907
                 General Receipts Revenue, Series A,
                 (AMBAC Ins), 5.000%, 6/1/19
         50,000  Warren County, OH, Waterworks                                53,642
                 Refunding Revenue, (FSA Ins),
                 5.000%, 12/1/15
        650,000  Washington Court House, OH,                                 697,632
                 School Improvements, G.O. (FGIC
                 Ins), 5.000%, 12/1/19

TOTAL MUNICIPAL BONDS (COST $41,885,070)                                  42,122,319

CASH EQUIVALENT  (0.3%):
        110,804  Fidelity Institutional Tax-Exempt                           110,804
                 Fund 3.487% (e)
TOTAL CASH EQUIVALENT (COST $110,804)                                        110,804


TOTAL INVESTMENTS (COST $41,995,874) (A)   -   98.9%                      42,233,123
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.1%                             480,140
NET ASSETS   -   100.0%                                           $       42,713,263
____________
See Notes to Portfolio of Investments.

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


  SHARES OR PRINCIPAL      SECURITY
        AMOUNT            DESCRIPTION                                       VALUE

CORPORATE BONDS  (59.1%):
Banks  (7.9%):
     $1,500,000  Bank of America, 5.375%, 8/15/11                 $        1,517,130
      1,500,000  CitiGroup Inc, 5.125%, 2/14/11                            1,502,244
      1,500,000  KeyCorp., 4.700%, 5/21/09                                 1,488,846
      1,477,273  Marshall & Ilsley Bank, 2.900%,                           1,426,736
                 8/18/09
      1,500,000  National City Bank, 4.250%,                               1,464,867
                 1/29/10
                                                                           7,399,823
Consumer Discretionary  (7.4%):
      1,000,000  Costco Wholesale Corp., 5.300%,                           1,007,231
                 3/15/12
      2,000,000  Metropolitan Life Global Funding,                         1,967,076
                 4.250%, 7/30/09
      1,000,000  Nordstrom, Inc., 5.625%, 1/15/09                          1,006,301
      1,000,000  Oracle Corp., 5.000%, 1/15/11                               996,321
      1,000,000  The Stanley Works, 3.500%,                                  988,866
                 11/1/07
      1,000,000  Viacom, Inc., 5.625%, 5/1/07                              1,000,109
                                                                           6,965,904
Energy  (3.2%):
      2,000,000  Anadarko Petroleum Corp., 3.250%,                         1,955,248
                 5/1/08
      1,000,000  BJ Services Co., 5.750%, 6/1/11                           1,013,170
                                                                           2,968,418
Financials  (19.9%):
      2,000,000  Caterpillar Financial Services Corp.,                     1,999,804
                 5.050%, 12/1/10
      1,500,000  CIT Group, Inc., 5.800%, 7/28/11                          1,527,356
      1,500,000  Countrywide Home Loans, Inc.,                             1,465,899
                 3.250%, 5/21/08
      3,000,000  General Electric Capital Corp.,                           2,907,983
                 3.750%, 12/15/09
      2,000,000  Goldman Sachs Group, Inc.,                                1,966,160
                 4.500%, 6/15/10
      3,000,000  HSBC Finance Corp., 4.800%,                               2,929,022
                 6/15/10
      1,500,000  International Lease Finance Corp.,                        1,518,909
                 5.450%, 3/24/11
      2,000,000  Merrill Lynch & Co., 4.250%, 2/8/10                       1,951,366
      1,000,000  SLM Corp, 5.400%, 10/25/11                                1,008,156
      1,500,000  Washington Mutual, Inc., 5.500%,                          1,501,061
                 8/24/11
                                                                          18,775,716
Materials  (2.1%):
      2,000,000  Monsanto Co., 4.000%, 5/15/08                             1,971,984
Railroads  (3.2%):
      1,500,000  CSX Corp., 6.750%, 3/15/11                                1,566,781
      1,500,000  Union Pacific Corp., 3.875%,                              1,465,448
                 2/15/09
                                                                           3,032,229
Real Estate Investment Trusts  (3.7%):
      2,000,000  Camden Property Trust, 4.375%,                            1,959,676
                 1/15/10
      1,500,000  Duke Realty LP, 5.625%, 8/15/11                           1,517,396
                                                                           3,477,072
Technology  (4.8%):
      1,000,000  Cisco Systems, Inc., 5.250%,                              1,004,885
                 2/22/11
      1,500,000  Hewlett Packard Corp., 5.250%,                            1,509,570
                 3/1/12
      2,000,000  Quest Diagnostics, Inc., 5.125%,                          1,983,408
                 11/1/10
                                                                           4,497,863
Telecommunications  (3.2%):
      2,000,000  Bellsouth Corp., 4.200%, 9/15/09                          1,958,398
      1,000,000  GTE North, Inc., 5.650%, 11/15/08                         1,004,545
                                                                           2,962,943
Utilities  (3.7%):
      2,000,000  Alabama Power Co., 3.125%,                                1,956,734
                 5/1/08
      1,500,000  Dominion Resource, Inc., 4.750%,                          1,478,736
                 12/15/10
                                                                           3,435,470
TOTAL CORPORATE BONDS (COST $55,972,322)                                  55,487,422

U.S. GOVERNMENT AGENCIES  (38.6%):
Federal Farm Credit Bank  (3.7%):
      1,000,000  5.250%, 12/7/10                                             998,232
      2,500,000  5.150%, 12/20/11                                          2,490,428
                                                                           3,488,660
Federal Home Loan Bank  (4.7%):
      1,000,000  3.850%, 1/30/08                                             989,712
      1,000,000  3.500%, 12/26/08                                            976,913
      2,500,000  3.875%, 8/14/09                                           2,446,013
                                                                           4,412,638
Federal Home Loan Mortgage Corporation  (24.9%):
      1,000,000  4.260%, 7/19/07                                             996,999
      1,000,000  3.500%, 3/24/08                                             985,412
      1,500,000  3.500%, 4/28/08                                           1,476,492
      2,000,000  3.650%, 5/7/08                                            1,971,306
      1,500,000  3.600%, 5/22/08                                           1,476,983
      2,000,000  4.875%, 8/24/10                                           1,991,230
      2,000,000  4.750%, 1/18/11                                           1,994,490
      2,000,000  5.425%, 2/28/11                                           1,998,026
      4,000,000  5.750%, 5/23/11                                           4,017,035
      2,000,000  5.450%, 9/2/11                                            2,002,916
      1,500,000  5.250%, 10/6/11                                           1,497,393
      2,000,000  5.300%, 1/9/12                                            2,001,614
      1,000,000  5.400%, 1/11/12                                             998,250
                                                                          23,408,146
Federal National Mortgage Association  (5.3%):
      2,000,000  3.750%, 9/15/08                                           1,967,540
      1,000,000  3.850%, 4/14/09                                             980,151
      2,000,000  5.750%, 6/9/11                                            2,010,446
                                                                           4,958,137
TOTAL U.S. GOVERNMENT AGENCIES (COST $36,503,703)                         36,267,581

CASH EQUIVALENT  (1.6%):
      1,531,499  Huntington Money Market Fund,                             1,531,499
                 Interfund Shares * 4.700% (e)
TOTAL CASH EQUIVALENT (COST $1,531,499)                                    1,531,499


TOTAL INVESTMENTS (COST $94,007,524) (A)   -   99.3%                      93,286,502
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.7%                             701,151
NET ASSETS   -   100.0%                                           $       93,987,653
____________
See Notes to Portfolio of Investments.




 NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

   (A) The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows:

                                                                   Unrealized                    Unrealized   Net Unrealized
Fund                                             Tax    Cost    of Appreciation                  Depreciation Appreciation
                                                 Securities                                                   (Depreciation)***
Huntington Florida Tax-Free Money Fund         $ 40,688,546
Huntington Money Market Fund                    976,564,607
Huntington Ohio Municipal Money Market Fund     190,217,069
Huntington U.S. Treasury Money Market Fund      761,066,188
Huntington Dividend Capture Fund                157,150,112       8,604,341                     (1,946,811)  6,657,530
Huntington Growth Fund                          193,116,832       71,735,679                    (1,594,781)  70,140,898
Huntington Income Equity Fund                   189,655,313       40,371,961                    (1,967,894)  38,404,067
Huntington International Equity Fund            212,556,616       83,790,721                    (1,079,774)  82,710,947
Huntington Macro 100 Fund                        47,240,391        930,397                       (1,830,685)  (900,288)
Huntington Mid Corp America Fund                134,721,217       76,643,061                    (915,310)    75,727,751
Huntington New Economy Fund                     126,706,428       24,181,218                    (1,328,753)  22,852,465
Huntington Rotating Markets Fund                 42,932,020        10,992,505                    (23,760)     10,968,745
Huntington Situs Small Cap Fund                 105,951,648       36,817,124                    (2,843,343)  33,973,781
Huntington Fixed Income Securities Fund         185,217,186       2,561,584                     (1,240,621)  1,320,963
Huntington Intermediate Government Income Fund  115,547,251       394,240                       (1,177,759)  (783,519)
Huntington Michigan Tax-Free Fund                20,907,538        268,965                       (60,323)     208,642
Huntington Mortgage Securities Fund              88,390,396        4,098,994                     (911,520)    3,187,474
Huntington Ohio Tax-Free Fund                    41,995,874        348,968                       (111,719)    237,249
Huntington Short/Intermediate Fixed Income
Securities Fund                                  94,007,524        176,677                       (897,699)    (721,022)


(b) Non-income producing security.
(c) Rule 144A, Section 4(2) or other security, which is restricted to institutional investors.
(d) All or part of the security was on loan as of March 31, 2007.
(e) Rate disclosed is the seven day yield as of March 31, 2007.
* Affiliated
** Variable Rate Demand Notes rates disclosed in effect at March 31, 2007. ***The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.


The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR- American Depositary Receipt                        INS- Insured
AMBAC- American Municipal Bond Assurance Corporation    LOC- Letter of Credit
AMEX- American Stock Exchange                           MBIA- Municipal Bond Insurance Association
BAN- Bank Anticipation Notes                            MSCI- Morgan Stanley Capital International
EAFE- Europe, Australasia Far East                      REMIC- Real Estate Mortgage Investment Conduit
EMU- European Monetary Union                            S&P- Standard & Poor's
FGIC- Financial Guaranty Insurance Company              SPDR- Standard  &  Poor's  Depositary Receipt
FSA- Financial Security Assurance
GO- General Obligation

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust operates 29 separate series, or mutual funds, each with its own investment objective and strategy.
This report contains the Portfolio of Investments of the funds listed below (individually referred to as a "Fund," or collectively as the "Funds"):

                                                Funds                                                    Investment Share Classes
                                                                                                                  Offered
Huntington Florida Tax-Free Money Market Fund ("Florida Tax-Free Money")                               Trust & A
Huntington Money Market Fund ("Money Market")                                                          Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")                            Trust & A
Huntington U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")                              Trust & A
Huntington Dividend Capture Fund ("Dividend Capture")                                                  Trust, A & B
Huntington Growth Fund ("Growth")                                                                      Trust, A & B
Huntington Income Equity Fund ("Income Equity")                                                        Trust, A & B
Huntington International Equity Fund ("International Equity")                                          Trust, A & B
Huntington Macro 100 Fund ("Macro 100")                                                                Trust, A & B
Huntington Mid Corp America Fund ("Mid Corp America")                                                  Trust, A & B
Huntington New Economy Fund ("New Economy")                                                            Trust, A & B
Huntington Rotating Markets Fund ("Rotating Markets")                                                  Trust & A
Huntington Situs Small Cap Fund ("Situs Small Cap")                                                    Trust, A & B
Huntington Fixed Income Securities Fund ("Fixed Income")                                               Trust, A & B
Huntington Intermediate Government Income Fund ("Intermediate Government Income")                      Trust, A & B
Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")                                                Trust, A & B
Huntington Mortgage Securities Fund ("Mortgage Securities")                                            Trust, A & B
Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")                                                        Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund ("Short/Intermediate Fixed Income           Trust & A
Securities")

Each class of shares has exclusive voting rights with respect to matters that affect just that class.

      A.INVESTMENT VALUATIONS

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees ("Trustees"), the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modifications based on significant events, as described below. U.S. government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor") determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In  some cases, events affecting the issuer  of  a  portfolio  security  may  be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Situs Small Cap invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

      B.REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  WHEN-ISSUED AND DELAYED TRANSACTIONS
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. FOREIGN EXCHANGE CONTRACTS
International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At March 31, 2007, International Equity, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

E. FOREIGN CURRENCY TRANSLATION
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity and Situs Small Cap do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. WRITTEN OPTIONS CONTRACTS
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the Dividend Capture's written option activity for the quarter ended March 31, 2007:

-----------------------------------------------------------------------------
|CONTRACTS                |NUMBER OF CONTRACTS        |       PREMIUM       |
-----------------------------------------------------------------------------
|Outstanding at 12/31/2006|                        170|   $        18,079   |
-----------------------------------------------------------------------------
|Options written          |                        250|             47,749  |
-----------------------------------------------------------------------------
|Options expired          |                          -|               -     |
-----------------------------------------------------------------------------
|Options closed           |                      (250)|           (47,749)  |
-----------------------------------------------------------------------------
|Options exercised        |                      (170)|           (18,079)  |
-----------------------------------------------------------------------------
|Outstanding at 03/31/2007|                          -| $                  -|
-----------------------------------------------------------------------------

At March 31, 2007, Dividend Capture had no outstanding options.
The following is a summary of the Income Equity's written option activity for the quarter ended March 31, 2007:

Contracts                 Number of Contracts                      Premium

Outstanding at 12/31/2006              7,286              $       2,106,527
Options written                        5,136                      1,151,752
Options expired                            -                              -
Options closed                      (12,422)                    (3,258,279)
Options exercised                          -                              -
Outstanding at 03/31/2007                  -              $               -

At March 31, 2007, Income Equity had no outstanding options.

G.  SECURITIES LENDING

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds. Information on the investment of cash collateral is shown in the table that follows. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore are not considered to be illiquid investments. PFPC Trust Company ("PFPC") serves as sub-custodian for the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans. In addition, the Huntington National Bank (Huntington) receives a monthly fee from PFPC to offset certain transaction costs it incurs as custodian.

As of March 31, 2007, the following Funds had securities with the following market values on loan:

             FUND              MARKET VALUE OF LOANED SECURITIES MARKET VALUE OF COLLATERAL*
Dividend Capture                $ 17,708,475                      $  18,283,532
Growth                             23,059,107                          23,822,511
Income Equity                      29,171,474                          30,199,920
Mid Corp America                   38,664,435                          39,897,092
New Economy                        29,326,291                         30,351,577
Situs Small Cap                    19,415,845                          20,102,159
Fixed Income                       7,279,106                           7,461,750
Intermediate Government Income     2,833,994                           2,907,500
Mortgage Securities                2,138,277                           2,177,377

*Includes securities and cash collateral.

As of March 31, 2007 cash collateral invested was as follows:

                              Commercial Money        Time      Other Short-Term
Fund                          Paper      Market Fund  Deposits   Securities       Total
Dividend Capture               $752,382  $15,162,342 $2,368,808 $      -       $18,283,532
Growth                         1,896,498 18,738,827  3,187,186          -       23,822,511
Income Equity                  82,223    26,550,595  3,567,102          -       30,199,920
Mid Corp America               3,703,166 30,289,027  5,341,665  563,234         39,897,092
New Economy                    132,928   24,856,397  4,357,787  1,004,465       30,351,577
Situs Small Cap                1,283,994 15,708,700  3,109,465          -       20,102,159
Fixed Income                         -   6,374,642   1,087,107          -        7,461,750
Intermediate Government Income
                                     -   2,609,926   297,574            -        2,907,500
Mortgage Securities                  -   1,933,412   243,965            -        2,177,377

H. RESTRICTED SECURITIES
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's Pricing Committee.

I.  SECURITY TRANSACTIONS AND RELATED INCOME
Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

J.  NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

K. GENERAL
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money markets funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements. A summary of each Fund's investment in such affiliated money market funds (Huntington Money Market
Fund) is set forth below:

              Fund                                12/31/06 Balance     Puchases         Sales         3/31/07 Balance    Income
Dividend Capture                                       $5,262,480   $9,416,175    $(12,316,439)           $2,362,216   $29,562
Growth                                                  5,726,245    8,223,584     (11,090,568)            2,859,261    24,089
Income Equity                                           1,882,538   10,242,036     (11,075,439)            1,049,135    16,914
Macro 100                                               1,466,371    2,595,211      (3,301,221)              760,361    28,904
Mid Corp America                                        1,684,626    3,914,166      (3,360,127)            2,238,665    48,678
New Economy                                             4,462,898    4,699,589      (5,361,815)            3,800,672    25,980
Rotating Markets                                        1,884,232    6,060,105      (5,075,274)            2,869,063    23,463
Situs Small Cap                                         2,166,425   10,670,382      (3,044,915)            9,791,892    26,273
Fixed Income                                            3,471,043   13,949,116     (15,656,301)            1,763,858    24,124
Intermediate Government Income                          1,039,293    6,560,669      (6,139,971)            1,459,991    19,199
Mortgage Securities                                     1,002,498    6,353,536      (4,853,684)            2,502,350    53,652
Short/Intermediate Fixed Income Securities                 87,728   11,127,617      (9,683,846)            1,531,499    10,544

     THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS' VARIABLE ANNUITY
                                  PORTFOLIOS.

HUNTINGTON VA DIVIDEND CAPTURE FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


   SHARES OR         SECURITY
PRINCIPAL AMOUNT    DESCRIPTION                                              VALUE

COMMON STOCKS  (49.9%):
Consumer Discretionary  (5.9%):
         12,000  Accenture Ltd.                                   $          462,480
         11,500  CBS Corp., Class B                                          351,785
          5,500  Genuine Parts Co.                                           269,500
          2,500  Kimberly-Clark Corp.                                        171,225
         14,500  Newell Rubbermaid, Inc.                                     450,805
          5,000  Sherwin-Williams Co.                                        330,200
         14,500  The Travelers Companies, Inc.                               750,665
         13,000  The Walt Disney Co.                                         447,590
                                                                           3,234,250
Consumer Staples  (1.8%):
         21,000  ConAgra Foods, Inc.                                         523,110
          8,500  UST, Inc. (c)                                               492,830
                                                                           1,015,940
Energy  (5.8%):
         10,500  ChevronTexaco Corp. (c)                                     776,580
          8,500  ConocoPhillips                                              580,975
          6,000  ENI SpA                                                     388,980
         17,000  Nicor, Inc. (c)                                             823,140
         26,000  Xcel Energy, Inc.                                           641,940
                                                                           3,211,615
Financials  (11.6%):
         15,000  American Capital Strategies Ltd. (c)                        664,650
         22,500  Axis Capital Holdings Ltd. (c)                              761,850
         17,000  Bank of America Corp.                                       867,339
          4,250  Chubb Corp.                                                 219,598
          9,000  Hartford Financial Services Group,                          860,220
                 Inc.
         17,000  KeyCorp                                                     636,990
          5,000  Lincoln National Corp.                                      338,950
          6,000  Morgan Stanley Dean Witter & Co.                            472,560
          6,500  PartnerRe Ltd.                                              445,510
          3,500  Wachovia Corp.                                              192,675
          4,000  Washington Mutual, Inc.                                     161,520
         20,000  Wells Fargo & Co. (c)                                       688,600
                                                                           6,310,462
Health Care  (3.7%):
          9,000  Baxter International, Inc.                                  474,030
          7,000  Merck & Co., Inc.                                           309,190
         36,500  Pfizer, Inc.                                                921,990
          6,500  Wyeth                                                       325,195
                                                                           2,030,405
Industrials  (5.3%):
          9,000  Avery Dennison Corp.                                        578,340
          6,000  Cooper Industries Ltd.                                      269,940
          4,500  Eaton Corp.                                                 376,020
         10,000  R.R. Donnelley & Sons Co.                                   365,900
          7,000  Raytheon Co.                                                367,220
          4,000  Union Pacific Corp.                                         406,200
         16,500  Waste Management, Inc.                                      567,765
                                                                           2,931,385
Materials  (2.3%):
          8,500  Praxair, Inc.                                               535,160
          2,500  Rio Tinto PLC ADR                                           569,525
          4,000  The Dow Chemical Co. (c)                                    183,440
                                                                           1,288,125
Real Estate Investment Trusts  (8.3%):
          1,525  Agree Realty Corp.                                           52,064
          9,000  Apartment Investment &                                      519,210
                 Management Co.
         13,500  Brandywine Realty Trust (c)                                 451,035
         12,000  CBL & Associates Properties, Inc.                           538,080
         13,000  Cedar Shopping Centers, Inc.                                210,600
          6,000  Colonial Properties Trust (c)                               274,020
          7,000  Entertainment Properties Trust                              421,750
         25,000  Equity Inns, Inc.                                           409,500
         11,000  First Industrial Realty Trust, Inc.                         498,300
          8,000  Highwoods Properties, Inc.                                  315,920
          9,000  Home Properties, Inc.                                       475,290
          4,000  Mack-Cali Realty Corp. (c)                                  190,520
          8,000  Realty Income Corp.                                         225,600
                                                                           4,581,889
Technology  (2.0%):
         15,000  Hewlett Packard Co.                                         602,100
          3,000  International Business Machines                             282,780
                 Corp. (c)
         10,000  Nokia Corp. ADR                                             229,200
                                                                           1,114,080
Telecommunications  (3.2%):
         17,500  AT&T, Inc. (c)                                              690,025
         10,500  Verizon Communications, Inc. (c)                            398,160
         45,720  Windstream Corp. (c)                                        671,627
                                                                           1,759,812
TOTAL COMMON STOCKS (COST $25,224,570)                                    27,477,963

PREFERRED STOCKS  (43.7%):
Consumer Discretionary  (1.6%):
         29,000  Comcast Corp., 7.000%                                       747,910
          6,000  Lincoln National Capital VI, Series F,                      152,400
                  6.750%
                                                                             900,310
Financials  (31.5%):
         27,000  Abbey National PLC, Series C,                               684,720
                 7.375%
         45,000  ABN Amro Capital Funding Trust V,                         1,101,600
                 5.900%
         34,400  Ace Ltd., Series C, 7.800%                                  883,736
         24,000  ASBC Capital I, 7.625%                                      603,600
         10,000  BAC Capital Trust XII, 6.875%                               261,100
         28,000  CitiGroup Capital Trust VIII,                               704,480
                 6.950%
         32,000  Compass Capital, 7.350%                                     800,960
         32,000  Countrywide Financial, 6.75%                                776,320
         29,800  Everest Re Capital Trust, 7.850%                            761,092
          4,000  Fleet Capital Trust VIII, 7.200%                            100,440
          5,000  Goldman Sachs Group, Inc.  6.20%                            130,250
         33,000  HSBC Holdings PLC, Series A,                                832,920
                 6.200% (c)
         47,000  ING Groep NV, 6.125%                                      1,182,519
         20,000  JPMorgan Chase & Co., Series X,                             505,200
                 7.000%
          8,000  KeyCorp Capital VIII, 7.000%                                207,760
         43,500  Lehman Brothers Holdings, Inc.,                           1,140,570
                 6.500%
         33,000  Merrill Lynch Capital Trust V, 7.280%                       853,710
         10,000  Metlife, Inc., Series B, 6.500%                             262,200
         13,613  PLC Capital Trust, 7.250%                                   342,231
          1,900  Provident Financial Group, Inc.,                             49,172
                 8.375%
         17,950  Prudential PLC, 6.500%                                      460,418
         35,300  RenaissanceRe Holdings Ltd.,                                896,620
                 Series B, 7.300% (c)
         45,000  Royal Bank of Scotland, Series N,                         1,150,200
                 6.350%
         36,200  SLM Corp., 6.000%                                           880,384
         39,000  The Bank of New York, Inc. Capital                          969,540
                 V, 7.800%
         10,000  Wells Fargo Capital Trust II,                               253,100
                 7.000%
         24,000  Wells Fargo, 5.85%                                          588,000
                                                                          17,382,842
Real Estate Investment Trusts  (1.5%):
          1,400  Equity Residential Properties, Series                        35,154
                  D, 8.600%
          2,400  Prologis Trust, Series F, 6.750%                             60,912
         29,100  Public Storage, Series F, 6.450%                            721,680
                                                                             817,746
Utilities  (9.1%):
         20,000  AT&T, Inc., 7.000%                                          508,000
         44,700  BGE Capital Trust II, 6.200%                              1,109,454
         21,400  Entergy LA, Inc., 7.600%                                    538,210
         31,000  FPL Group Capital, Inc., Series A,                          796,700
                 6.600%
         40,978  General Electric Capital Corp.,                           1,041,251
                 6.100%
         40,000  Georgia Power Capital, 7.125%                             1,004,400
                                                                           4,998,015
TOTAL PREFERRED STOCKS (COST $24,232,484)                                 24,098,913

MUTUAL FUNDS  (3.7%):
Exchange Traded Funds  (3.7%):
         35,500  AMEX Technology SPDR                                        827,860
          8,500  S&P 500 Depositary Receipt (c)                            1,207,425
TOTAL MUTUAL FUNDS (COST $1,678,299)                                       2,035,285

CASH EQUIVALENT  (2.3%):
      1,288,823  Huntington Money Market Fund,                             1,288,823
                 Interfund Shares * 4.700% (d)
TOTAL CASH EQUIVALENT (COST $1,288,823)                                    1,288,823

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (14.6%):
     $8,025,003  Pool of various securities for the                        8,025,003
                 Huntington Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $8,025,003)                                                          8,025,003



TOTAL INVESTMENTS (COST $60,449,179) (A)   -   114.2%                     62,925,987
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (14.2)%                      (7,819,473)
NET ASSETS   -   100.0%                                           $       55,106,514
____________
See Notes to Portfolio of Investments.

HUNTINGTON VA GROWTH FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


   SHARES              SECURITY
OR PRINCIPAL AMOUNT   DESCRIPTION                                     VALUE

COMMON STOCKS  (98.5%):
Consumer Discretionary  (12.3%):
          1,220  Fortune Brands, Inc. (c)                         $           96,160
          3,915  J.C. Penney Co., Inc.                                       321,656
          4,200  Kohl's Corp. (b)                                            321,762
         11,090  Kroger Co.                                                  313,293
          1,450  Marriott International, Inc., Class A (c)                    70,992
         12,900  Mattel, Inc.                                                355,654
          7,540  McDonald's Corp.                                            339,677
          3,150  Nike, Inc. Class B                                          334,719
            695  Nordstrom, Inc. (c)                                          36,793
          3,030  Telefonaktiebolaget LM Ericsson,                            112,383
                 ADR
          9,140  The Walt Disney Co. (c)                                     314,690
                                                                           2,617,779
Consumer Staples  (15.1%):
          3,420  Altria Group, Inc.                                          300,310
          8,255  Colgate-Palmolive Co.                                       551,351
          2,700  Constellation Brands, Inc. (b) (c)                           57,186
          2,340  CVS Corp.                                                    79,888
            435  Diageo PLC, ADR                                              35,213
            830  Fomento Economico Mexicano SA                                91,624
                 de CV, ADR
          5,230  General Mills, Inc.                                         304,491
          5,375  PepsiCo, Inc.                                               341,635
          3,255  Procter & Gamble Co.                                        205,586
         20,920  Sysco Corp.                                                 707,723
         10,480  Walgreen Co. (c)                                            480,927
          1,322  WM Wrigley Jr. Co., Class B                                  67,158
                                                                           3,223,092
Energy  (11.2%):
          2,210  BASF AG, ADR                                                248,448
          3,550  Devon Energy Corp.                                          245,731
          7,190  Exxon Mobil Corp.                                           542,486
            970  Marathon Oil Corp.                                           95,865
         10,690  Occidental Petroleum Corp.                                  527,124
         10,490  Schlumberger, Ltd. (c)                                      724,859
                                                                           2,384,513
Financials  (13.1%):
          5,970  American Express Co.                                        336,708
          4,300  Ameriprise Financial, Inc.                                  245,702
          5,315  Bank of America Corp.                                       271,171
              1  Berkshire Hathaway, Inc. (b)                                108,990
          3,420  Credit Suisse Group, ADR                                    245,659
            610  Franklin Resources, Inc.                                     73,706
          1,195  Goldman Sachs Group, Inc. (c)                               246,923
          7,000  JPMorgan Chase & Co.                                        338,660
          3,235  Lehman Brothers Holdings, Inc.                              226,676
          4,000  Principal Financial Group                                   239,480
          2,745  Prudential Financial, Inc. (c)                              247,764
          2,875  State Street Corp. (c)                                      186,156
            885  Wells Fargo & Co.                                            30,471
                                                                           2,798,066
Health Care  (15.6%):
          8,725  Abbott Laboratories                                         486,854
          5,825  Amgen, Inc. (b)                                             325,501
          7,855  Baxter International, Inc.                                  413,723
          2,230  C.R. Bard, Inc.                                             177,307
          1,000  Celgene Corp. (b) (c)                                        52,460
          7,800  Johnson & Johnson                                           470,027
            820  Laboratory Corporation of America                            59,557
                 Holdings (b) (c)
         12,295  Pfizer, Inc.                                                310,572
          2,100  Roche Holdings Ltd. AG, ADR                                 184,920
          8,460  Schering-Plough Corp.                                       215,815
          3,465  Stryker Corp.                                               229,799
          1,940  Thermo Electron Corp. (b)                                    90,695
            490  Wellpoint, Inc. (b) (c)                                      39,739
          4,890  Wyeth                                                       244,647
                                                                           3,301,616
Industrials  (8.4%):
            480  General Dynamics Corp.                                       36,672
         15,400  General Electric Co.                                        544,544
         17,598  Illinois Tool Works, Inc. (c)                               908,056
          3,175  Lockheed Martin Corp.                                       308,039
                                                                           1,797,311
Materials  (3.5%):
          1,183  Freeport-McMoran Copper & Gold,                              78,273
                 Inc.
          5,755  Lafarge S.A., ADR                                           226,114
          3,460  Nucor Corp.                                                 225,350
          3,450  Praxair, Inc.                                               217,212
                                                                             746,949
Technology  (11.9%):
          2,655  Akamai Technologies, Inc. (b)                               132,538
            630  Amphenol Corp., Class A (c)                                  40,679
          2,075  Apple Computer, Inc. (b)                                    192,788
          4,245  ASM Holding Nv (b)                                          105,064
         12,300  Cisco Systems, Inc. (b) (c)                                 314,019
            380  Google, Inc., Class A (b)                                   174,101
          6,712  Hewlett Packard Co.                                         269,420
          1,120  International Business Machines                             105,571
                 Corp. (c)
         19,320  Microsoft Corp. (c)                                         538,448
         31,000  Oracle Corp. (b)                                            562,030
          6,160  Xerox Corp. (b)                                             104,042
                                                                           2,538,700
Telecommunications  (3.1%):
          9,280  AT&T, Inc. (c)                                              365,910
          4,950  Telephone & Data Systems, Inc.                              295,119
                                                                             661,029
Utilities  (4.3%):
          4,415  FirstEnergy Corp. (c)                                       292,450
          4,775  FPL Group, Inc.                                             292,087
          4,595  NRG Energy, Inc. (b)                                        331,023
                                                                             915,560
TOTAL COMMON STOCKS (COST $18,859,187)                                    20,984,615


CASH EQUIVALENT  (1.4%):
        290,414  Huntington Money Market Fund,                               290,414
                 Interfund Shares * 4.700% (d)

TOTAL CASH EQUIVALENT (COST $290,414)                                        290,414


SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (18.2%):
     $3,868,039  Pool of various securities for                            3,868,039
                 Huntington  Funds

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $3,868,039)                                                          3,868,039

TOTAL INVESTMENTS (COST $23,017,640) (A)   -   118.1%                     25,143,068
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (18.1)%                      (3,854,073)

NET ASSETS   -   100.0%                                           $       21,288,995
____________
See Notes to Portfolio of Investments.

HUNTINGTON VA INCOME EQUITY FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


 SHARES                SECURITY
OR PRINCIPAL AMOUNT   DESCRIPTION                                     VALUE

COMMON STOCKS  (99.8%):
Consumer Discretionary  (9.8%):
         30,300  CBS Corp., Class B                               $          926,877
          5,100  Cummins Engine, Inc.                                        738,072
          4,500  Gannett Co., Inc.                                           253,305
         10,000  Genuine Parts Co.                                           490,000
          9,500  Royal Caribbean Cruises Ltd.                                400,520
         18,300  Time Warner, Inc. (c)                                       360,876
         12,800  Tribune Co. (c)                                             411,008
          2,400  V.F. Corp.                                                  198,288
                                                                           3,778,946
Consumer Staples  (5.1%):
         22,000  Archer-Daniels-Midland Co.                                  807,400
         17,400  Constellation Brands, Inc. (b) (c)                          368,532
          5,600  General Mills, Inc.                                         326,032
          4,800  Molson Coors Brewing Co., Class B                           454,176
                                                                           1,956,140
Energy  (8.9%):
          8,400  American Electric Power Co., Inc.                           409,500
          6,700  Apache Corp.                                                473,690
          5,900  Chevron Corp. (c)                                           436,364
          8,400  ConocoPhillips                                              574,140
          3,200  Devon Energy Corp.                                          221,504
          3,900  Marathon Oil Corp.                                          385,437
          9,900  Occidental Petroleum Corp.                                  488,169
          4,300  Progress Energy, Inc.                                       216,892
          3,400  Valero Energy Corp.                                         219,266
                                                                           3,424,962
Financials  (29.8%):
         15,700  Bank of America Corp.                                       801,014
         23,200  BB&T Corp.                                                  951,664
         22,000  CitiGroup, Inc.                                           1,129,480
         13,700  Comerica, Inc.                                              809,944
         17,500  JPMorgan Chase & Co.                                        846,650
         12,800  Lincoln National Corp.                                      867,712
          8,600  Loews Corp.                                                 390,698
         12,100  National City Corp. (c)                                     450,725
         17,600  Progressive Corp.                                           384,032
          6,800  Radian Group, Inc.                                          373,184
         24,000  Regions Financial Corp.                                     848,880
         10,500  SunTrust Banks, Inc.                                        871,920
          6,100  Torchmark Corp.                                             400,099
         18,900  Unitrin, Inc.                                               889,623
         14,700  Wachovia Corp.                                              809,235
         15,900  Washington Mutual, Inc. (c)                                 642,042
                                                                          11,466,902
Health Care  (8.6%):
          7,600  Eli Lilly & Co.                                             408,196
          3,200  Johnson & Johnson                                           192,832
         10,000  King Pharmaceuticals, Inc. (b)                              196,700
         15,900  Merck & Co., Inc. (c)                                       702,303
         18,600  Pfizer, Inc.                                                469,836
         11,200  Sanofi-Aventis, ADR (c)                                     487,312
          7,400  Teva Pharmaceutical Industries                              276,982
                 LTD.
         11,700  Wyeth                                                       585,351
                                                                           3,319,512
Industrials  (10.4%):
          3,400  Fedex Corp.                                                 365,262
         14,900  General Electric Co.                                        526,864
         10,500  Ingersoll Rand Co. (c)                                      455,385
          6,200  L-3 Communications Corp.                                    542,314
         25,300  Masco Corp. (c)                                             693,220
          4,300  Parker Hannifin Corp.                                       371,133
         10,700  Pitney Bowes, Inc.                                          485,673
         15,400  R.R. Donnelley & Sons Co.                                   563,486
                                                                           4,003,337
Materials  (5.1%):
         17,700  Du Pont (E.I.) de Nemours & Co.                             874,911
          7,600  PPG Industries, Inc.                                        534,356
         12,300  The Dow Chemical Co. (c)                                    564,078
                                                                           1,973,345
Technology  (8.9%):
         15,200  First Data Corp.                                            408,880
          4,200  International Business Machines                             395,892
                 Corp. (c)
         45,300  Motorola, Inc.                                              800,451
         37,400  Nokia Corp.                                                 857,208
         22,300  Oracle Corp. (b)                                            404,299
         15,800  Seagate Technology                                          368,140
         11,600  Symantec Corp. (b)                                          200,680
                                                                           3,435,550
Telecommunications  (8.5%):
         13,500  Alltel Corp.                                                837,000
         11,200  AT&T, Inc. (c)                                              441,616
         31,400  Avaya, Inc. (b)                                             370,834
         22,400  BCE, Inc.                                                   633,472
         29,900  Sprint Corp.                                                566,904
          7,100  Telephone & Data Systems, Inc.                              423,302
                                                                           3,273,128
Utilities  (4.7%):
          8,600  Consolidated Edison, Inc. (c)                               439,116
          8,700  DTE Energy Co.                                              416,730
         25,700  Duke Energy Corp. (c)                                       521,453
         25,300  TECO Energy, Inc.                                           435,413
                                                                           1,812,712
TOTAL COMMON STOCKS (COST $33,378,974)                                    38,444,534

CASH EQUIVALENT  (0.0%):
         14,251  Huntington Money Market Fund,                                14,251
                 Interfund Shares * 4.700% (d)
TOTAL CASH EQUIVALENT (COST $14,251)                                          14,251

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (14.0%):
     $5,375,225  Pool of various securities for                            5,375,225
                 Huntington  Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $5,375,225)                                                          5,375,225


TOTAL INVESTMENTS (COST $38,768,450) (A)   -   113.8%                     43,834,010
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (13.8)%                      (5,319,250)
NET ASSETS   -   100.0%                                           $       38,514,760
____________
See Notes to Portfolio of Investments

HUNTINGTON VA INTERNATIONAL EQUITY FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


    SHARES              SECURITY
OR PRINCIPAL AMOUNT    DESCRIPTION                                    VALUE

COMMON STOCKS  (86.8%):
Canada  (3.0%):
Energy  (1.4%):
          2,470  Encana Corp., ADR                                $          125,056
Industrials  (1.0%):
          2,140  Canadian National Railway Co.                                94,460
Materials  (0.6%):
          1,060  Alcan, Inc.                                                  55,332
                                                                             274,848
Finland  (1.6%):
Technology  (1.6%):
          6,300  Nokia OYJ, ADR                                              144,396
France  (9.9%):
Consumer Discretionary  (1.5%):
          3,500  Vivendi                                                     142,212
Consumer Staples  (1.8%):
          4,640  Groupe Danone, ADR                                          165,741
Energy  (3.4%):
          1,300  Schneider Electric SA                                       165,011
          2,000  Total SA, ADR                                               139,560
                                                                             304,571
Financials  (2.2%):
          4,709  Axa, ADR                                                    200,603
Utilities  (1.0%):
          1,820  Suez SA, ADR                                                 96,242
                                                                             909,369
Germany  (1.9%):
Consumer Discretionary  (0.3%):
             85  Puma AG Rudolf Dassler Sport,                                30,966
                 ADR
Technology  (1.6%):
          3,250  SAP AG, ADR                                                 145,113
                                                                             176,079
Ireland  (2.0%):
Financials  (2.0%):
          3,135  Allied Irish Banks PLC, ADR                                 187,692
Italy  (0.8%):
Materials  (0.8%):
          2,600  Finmeccanica SPA                                             78,173
Japan  (20.4%):
Consumer Discretionary  (3.7%):
          3,410  Honda Motor Co., Ltd., ADR                                  118,907
          4,890  Matsushita Electric Industrial Co.                           98,289
                 Ltd., ADR
          6,075  Sharp Corp., ADR                                            116,792
                                                                             333,988
Consumer Staples  (3.5%):
         13,800  Ajinomoto Co., Inc.                                         158,825
          3,795  Shiseido Co. Ltd., ADR                                       76,977
          1,400  Uni-Charm Corp.                                              88,644
                                                                             324,446
Financials  (1.9%):
         15,858  Mitsubishi UFJ Financial Group, Inc.,                       178,561
                  ADR
Health Care  (1.4%):
          2,200  Eisai Co. Ltd.                                              105,500
            450  Eisai Co., Ltd., ADR                                         21,533
                                                                             127,033
Industrials  (3.1%):
          3,000  KOMATSU Ltd.                                                 63,147
          1,225  Komatsu Ltd. ADR                                            102,918
          1,285  Secom Co., Ltd. ADR                                         119,059
                                                                             285,124
Materials  (1.1%):
         12,000  Kubota Corp.                                                105,211
Technology  (3.4%):
          3,751  Canon, Inc., ADR                                            201,354
            400  Nintendo Co. Ltd.                                           116,279
                                                                             317,633
Utilities  (2.3%):
          6,200  The Tokyo Electric Power Co., Inc.                          212,069
                                                                           1,884,065
Mexico  (0.4%):
Materials  (0.4%):
          1,136  Cemex SA, ADR                                                37,204
Netherlands  (6.8%):
Consumer Discretionary  (2.1%):
          5,125  Koninklijke (Royal) Philips                                 195,263
                 Electronics NV, ADR
Financials  (2.2%):
          4,708  ING Group NV, ADR                                           199,290
Industrials  (2.5%):
          4,995  TNT NV, ADR                                                 230,019
                                                                             624,572
Netherlands Antilles  (2.1%):
Energy  (2.1%):
          2,780  Schlumberger Ltd., ADR                                      192,098
Norway  (1.3%):
Telecommunications  (1.3%):
          6,832  Telenor ASA                                                 121,444
Singapore  (4.0%):
Industrials  (1.8%):
         13,000  Keppel Corp. Ltd.                                           162,875
Telecommunications  (2.2%):
          9,405  Singapore Telecommunications Ltd.,                          203,164
                 ADR
                                                                             366,039
Spain  (3.9%):
Financials  (2.0%):
          7,750  Banco Bilbao Vizcaya SA, ADR                                190,262
Telecommunications  (1.9%):
          2,574  Telefonica SA, ADR                                          170,914
                                                                             361,176
Sweden  (2.1%):
Financials  (2.1%):
          5,400  Swedbank                                                    189,141
Switzerland  (4.8%):
Health Care  (2.5%):
          4,190  Novartis AG, ADR                                            228,899
Materials  (2.3%):
          5,530  Syngenta AG, ADR                                            210,417
                                                                             439,316
United Kingdom  (21.8%):
Consumer Discretionary  (2.6%):
         13,750  Pearson PLC, ADR                                            235,400
Consumer Staples  (4.6%):
          4,518  Cadbury Schweppes PLC, ADR                                  232,091
          7,574  Tesco PLC, ADR                                              197,984
                                                                             430,075
Energy  (2.6%):
          3,350  BG Group PLC, ADR                                           240,262
Financials  (3.5%):
          2,647  Barclays PLC, ADR                                           150,720
          5,900  Standard Chartered PLC                                      169,955
                                                                             320,675
Health Care  (2.1%):
          3,545  GlaxoSmithKline PLC, ADR                                    195,897
Industrials  (1.7%):
          7,615  Tomkins PLC, ADR                                            160,143
Materials  (3.3%):
            615  Rio Tinto PLC, ADR                                          140,103
         16,500  Rolls-Royce Group PLC                                       160,461
                                                                             300,564
Utilities  (1.4%):
          4,325  Scottish & Southern Energy PLC,                             130,721
                 ADR
                                                                           2,013,737
TOTAL COMMON STOCKS (COST $6,820,298)                                      7,999,349

MUTUAL FUNDS  (4.0%):
India  (0.7%):
Management Investment Operation  (0.7%):
          1,513  Morgan Stanley India Investment                              65,362
                 Fund
Japan  (0.7%):
Management Investment Operation  (0.7%):
          4,500  iShares MSCI Japan  Index Fund                               65,745
Malaysia  (2.0%):
Management Investment Operation  (2.0%):
         16,600  iShares MSCI Malaysia Index Fund                            179,944
Taiwan  (0.6%):
Management Investment Operation  (0.6%):
          4,000  iShares MSCI Taiwan Index Fund                               55,640
TOTAL MUTUAL FUNDS (COST $320,013)                                           366,691


TOTAL INVESTMENTS (COST $7,140,311) (A)   -   90.8%                        8,366,040
OTHER ASSETS IN EXCESS OF LIABILITIES   -   9.2%                             846,151
NET ASSETS   -   100.0%                                           $        9,212,191
____________
See Notes to Portfolio of Investments

HUNTINGTON VA MACRO 100 FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


                 SECURITY
        SHARES  DESCRIPTION                                                  VALUE

COMMON STOCKS  (97.9%):
Consumer Discretionary  (16.4%):
          2,400  Amazon.Com, Inc. (b)                             $           95,496
          3,400  Big Lots, Inc. (b)                                          106,352
          3,490  Convergys Corp. (b)                                          88,681
          2,300  Darden Restaurants, Inc.                                     94,737
          5,200  Dollar General Corp.                                        109,980
          3,000  Family Dollar Stores, Inc.                                   88,860
          5,000  Gap, Inc.                                                    86,050
          2,000  Genuine Parts Co.                                            98,000
          3,900  Home Depot, Inc.                                            143,286
          2,300  IAC/InteractiveCorp (b)                                      86,733
          3,800  Lowe's Cos., Inc.                                           119,662
          1,400  MGIC Investment Corp.                                        82,488
          3,990  RadioShack Corp                                             107,850
          7,400  The Interpublic Group of Cos., Inc.                          91,094
                 (b)
          2,900  Tribune Co.                                                  93,119
          1,700  UST, Inc.                                                    98,566
          2,800  Wendy's International, Inc.                                  87,640
                                                                           1,678,594
Consumer Staples  (7.9%):
          4,500  Coca-Cola Enterprises, Inc.                                  91,125
          3,900  ConAgra Foods, Inc.                                          97,149
          2,600  Dillard's, Inc.                                              85,098
          2,400  McCormick & Co., Inc.                                        92,448
          2,800  Pepsi Bottling Group, Inc.                                   89,292
          5,800  Sara Lee Corp.                                               98,136
          3,400  The Coca-Cola Co.                                           163,200
          5,000  Tyson Foods, Inc., Class A                                   97,050
                                                                             813,498
Energy  (1.0%):
         11,600  Dynergy, Inc. (b)                                           107,416
Financials  (25.0%):
          2,400  American Express Co.                                        135,360
          1,700  Ameriprise Financial, Inc.                                   97,138
            600  Bear Stearns Companies, Inc.                                 90,210
          1,500  Capital One Financial Corp.                                 113,190
          1,600  Comerica, Inc.                                               94,592
          4,000  E*Trade Group, Inc. (b)                                      84,880
          2,300  Fannie Mae                                                  125,534
          2,100  Fidelity National Information                                95,466
                 Services, Inc.
          2,600  Fifth Third Bancorp                                         100,594
          2,100  First Horizon National Corp.                                 87,213
            700  Goldman Sachs Group, Inc.                                   144,641
          4,100  Janus Capital Group, Inc.                                    85,731
          4,400  JPMorgan Chase & Co.                                        212,872
          1,600  Lehman Brothers Holdings, Inc.                              112,112
          2,300  Mellon Financial Corp.                                       99,222
          1,600  Merrill Lynch & Co., Inc.                                   130,672
          1,900  Morgan Stanley                                              149,644
          1,600  Northern Trust Corp.                                         96,224
          2,400  SLM Corp.                                                    98,160
          3,700  Sovereign Bancorp                                            94,128
          1,600  State Street Corp.                                          103,600
          2,642  The Bank of New York Co., Inc.                              107,133
          5,300  The Charles Schwab Corp.                                     96,937
                                                                           2,555,253
Health Care  (8.3%):
          1,800  Barr Laboratories, Inc. (b)                                  83,430
          2,500  Eli Lilly & Co.                                             134,275
          2,000  Forest Laboratories, Inc., Class A                          102,880
                 (b)
          3,200  IMS Health, Inc.                                             94,912
          5,000  King Pharmaceuticals, Inc. (b)                               98,350
          3,800  Merck & Co., Inc.                                           167,846
          4,200  Mylan Laboratories, Inc.                                     88,788
          3,100  Watson Pharmaceutical, Inc. (b)                              81,933
                                                                             852,414
Industrials  (2.6%):
          4,400  Hercules, Inc. (b)                                           85,976
          3,590  New York Times Co., Class A                                  84,401
          2,790  Sabre Holdings Corp., Class A                                91,372
                                                                             261,749
Materials  (1.7%):
          2,800  Jones Apparel Group, Inc.                                    86,044
          1,300  Sherwin-Williams Co.                                         85,852
                                                                             171,896
Technology  (30.7%):
          1,800  Affiliated Computer Services, Inc.                          105,984
                 (b)
          4,600  Altera Corp. (b)                                             91,954
          3,000  Analog Devices, Inc.                                        103,470
          2,900  BMC Software, Inc. (b)                                       89,291
          3,600  CA, Inc.                                                     93,276
          2,800  Ciena Corp. (b)                                              78,260
          2,900  Citrix Systems, Inc. (b)                                     92,887
          9,700  Compuware Corp. (b)                                          92,053
          3,500  Ebay, Inc. (b)                                              116,025
          3,500  Electronic Data Systems Corp.                                96,880
          3,100  Intuit, Inc. (b)                                             84,816
          3,600  Jabil Circuit, Inc.                                          77,076
          1,986  Kla-Tencor Corp.                                            105,894
          1,600  Lexmark International Group, Inc.                            93,536
                 (b)
          3,178  Linear Technology Corp.                                     100,393
          9,800  LSI Logic Corp. (b)                                         102,312
          3,176  Maxim Integrated Products, Inc.                              93,374
          8,100  Micron Technology, Inc. (b)                                  97,848
          3,190  Molex, Inc.                                                  89,958
         12,900  Novell, Inc. (b)                                             93,138
          2,890  Novellus Systems (b)                                         92,538
          8,400  Oracle Corp. (b)                                            152,292
         12,900  PMC-Sierra, Inc. (b)                                         90,429
          4,988  QLogic Corp. (b)                                             84,796
         23,600  Sanmina Corp. (b)                                            85,432
         27,300  Solectron Corp. (b)                                          85,995
          5,800  Symantec Corp. (b)                                          100,340
          3,200  Tektronix, Inc.                                              90,112
          8,600  Tellabs, Inc. (b)                                            85,140
          5,786  Teradyne, Inc. (b)                                           95,700
          9,800  Unisys Corp. (b)                                             82,614
          3,600  Verisign, Inc. (b)                                           90,432
          3,800  Xilinx, Inc.                                                 97,774
                                                                           3,132,019
Telecommunications  (3.4%):
          5,300  ADC Telecommunications, Inc. (b)                             88,722
          7,200  Avaya, Inc. (b)                                              85,032
          5,400  JDS Uniphase Corp. (b)                                       82,242
          4,900  Juniper Networks, Inc. (b)                                   96,432
                                                                             352,428
Utilities  (0.9%):
          5,584  TECO Energy, Inc.                                            96,101
TOTAL COMMON STOCKS (COST $10,218,508)                                    10,021,368

CASH EQUIVALENT  (2.1%):
        215,507  Huntington Money Market Fund,                               215,507
                 Interfund Shares * 4.700% (d)

TOTAL CASH EQUIVALENT (COST $215,507)                                        215,507


TOTAL INVESTMENTS (COST $10,434,015) (A)   -   100.0%                     10,236,875
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.0%                               2,195

NET ASSETS   -   100.0%                                           $       10,239,070
____________
See Notes to Portfolio of Investments.

HUNTINGTON VA MID CORP AMERICA FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


  SHARES OR            SECURITY
PRINCIPAL AMOUNT      DESCRIPTION                                           VALUE

COMMON STOCKS  (83.7%):
Consumer Discretionary  (10.8%):
          2,349  Abercrombie & Fitch Co., Class A (c)             $          177,772
          4,350  AnnTaylor Stores Corp. (b)                                  168,693
          4,200  Beazer Homes USA, Inc. (c)                                  121,926
          1,900  BorgWarner, Inc.                                            143,298
          1,400  Boyd Gaming Corp.                                            66,696
          2,000  Brunswick Corp. (c)                                          63,700
          2,000  Centex Corp.                                                 83,560
          1,300  Cummins Engine, Inc.                                        188,136
          4,000  D. R. Horton, Inc. (c)                                       88,000
          3,810  Fidelity National Title Group, Inc.,                         91,478
                 Class A
          2,000  Hanover Insurance Group, Inc.                                92,240
            600  Harman International Industries,                             57,648
                 Inc.
            400  Hilton Hotels Corp. (c)                                      14,384
            550  Host Hotels & Resorts, Inc. (c)                              14,471
          3,444  Liz Claiborne, Inc.                                         147,575
          3,100  Mohawk Industries, Inc. (b) (c)                             254,355
          3,300  NBTY, Inc. (b)                                              175,032
          5,558  Nordstrom, Inc. (c)                                         294,242
            700  Polo Ralph Lauren Corp.                                      61,705
          7,844  Pulte Homes, Inc. (c)                                       207,552
          3,000  Republic Services, Inc., Class A                             83,460
          4,482  Royal Caribbean Cruises Ltd.                                188,961
          3,300  Sonic Automotives, Inc.                                      94,050
            900  Starwood Hotels & Resorts                                    58,365
                 Worldwide, Inc.
          1,493  The Stanley Works                                            82,652
          1,400  UniFirst Corp.                                               53,718
          1,030  Whirlpool Corp. (c)                                          87,457
          1,000  Wolverine World Wide, Inc.                                   28,570
          3,400  Zales Corp. (b) (c)                                          89,692
                                                                           3,279,388
Consumer Staples  (2.6%):
          3,730  Church & Dwight Co., Inc.                                   187,807
          2,600  Constellation Brands, Inc. (b) (c)                           55,068
          1,627  CVS Corp.                                                    55,531
          1,660  Molson Coors Brewing Co., Class B (c)                       157,069
          2,911  Ralcorp Holding, Inc. (b)                                   187,177
          2,200  Smithfield Foods, Inc. (b)                                   65,890
          1,934  Supervalu, Inc.                                              75,561
                                                                             784,103
Energy  (9.3%):
          4,156  Apache Corp.                                                293,829
            900  Baker Hughes, Inc. (c)                                       59,517
            300  BJ Services Co. (c)                                           8,370
         13,058  Chesapeake Energy Corp. (c)                                 403,231
          7,014  Devon Energy Corp.                                          485,509
          1,400  Forest Oil Corp. (b) (c)                                     46,718
          4,400  Helmerich & Payne, Inc.                                     133,496
          1,133  Mariner Energy, Inc. (b)                                     21,674
          2,400  Murphy Oil Corp. (c)                                        128,160
         10,084  Noble Energy, Inc.                                          601,512
            200  Patterson-Uti Energy, Inc. (c)                                4,488
          1,300  Smith International, Inc. (c)                                62,465
          1,900  Suncor Energy, Inc. ADR                                     145,065
            100  Sunoco, Inc. (c)                                              7,044
          1,743  Unit Corp. (b)                                               88,178
          7,214  Weatherford International, Inc. (b)                         325,351
            200  XTO Energy, Inc.                                             10,962
                                                                           2,825,569
Financials  (11.9%):
          4,350  Allied Capital Corp. (c)                                    125,324
          2,100  AMBAC Financial Group, Inc.  (c)                            181,419
          1,400  Amcore Financial, Inc.                                       44,450
          3,084  AmeriCredit Corp. (b)                                        70,500
          2,500  BancorpSouth, Inc.                                           61,125
          1,937  Bear Stearns Companies, Inc. (c)                            291,228
          2,266  BOK Financial Corp.                                         112,235
          2,700  Chittenden Corp.                                             81,513
            600  CIT Group, Inc. (c)                                          31,752
          3,159  City National Corp.                                         232,502
          3,621  Compass Bancshares, Inc.                                    249,125
          1,675  Fidelity National Information                                76,146
                 Services, Inc. (c)
          2,900  First American Financial Corp.                              147,088
          4,832  First Horizon National Corp. (c)                            200,673
          2,000  FirstMerit Corp.                                             42,220
          1,121  Fulton Financial Corp.                                       16,288
            800  Genworth Financial, Inc. (c)                                 27,952
          2,767  Legg Mason, Inc.                                            260,679
          1,700  M & T Bank Corp. (c)                                        196,911
          4,140  MoneyGram International, Inc.                               114,926
          2,630  Nationwide Financial Services, Inc.                         141,652
          7,436  Old Republic International Corp.                            164,484
          4,723  Protective Life Corp.                                       208,001
            800  T. Rowe Price Group, Inc.                                    37,752
          2,964  TCF Financial Corp. (c)                                      78,131
          1,323  TD Banknorth, Inc.                                           42,548
          4,127  Torchmark Corp.                                             270,690
          2,500  Wilmington Trust Corp.                                      105,425
                                                                           3,612,739
Health Care  (11.3%):
          7,700  AmerisourceBergen Corp.                                     406,175
          3,885  Barr Laboratories, Inc. (b)                                 180,070
          1,186  Cephalon, Inc. (b) (c)                                       84,455
          5,900  Coventry Health Care, Inc. (b)                              330,695
            800  Dentsply International, Inc.                                 26,200
          4,278  Invitrogen Corp. (b)                                        272,295
          3,533  Lincare Holdings, Inc. (b)                                  129,484
         11,352  Mylan Laboratories, Inc.                                    239,981
          7,000  Omnicare, Inc.  (c)                                         278,390
          2,620  Owens & Minor, Inc. (c)                                      96,233
          9,000  Pediatrix Medical Group, Inc. (b) (c)                       513,540
          6,100  Respironics, Inc. (b)                                       256,139
         10,713  Thermo Electron Corp. (b)                                   500,833
          2,900  Viasys Healthcare, Inc. (b)                                  98,571
                                                                           3,413,061
Industrials  (12.0%):
          1,675  Alliant Techsystems, Inc. (b)                               147,266
          1,400  Chaparral Steel Co.                                          81,438
          7,312  Cooper Industries Ltd., Class A                             328,967
          4,100  Elbit Systems Ltd.                                          147,641
          1,300  G & K Services, Inc., Class A                                47,164
          4,200  Griffon Corp. (b)                                           103,950
          3,238  Insituform Technologies, Inc., Class                         67,318
                 A (b)
          4,019  Kennametal, Inc.                                            271,725
          5,959  L-3 Communications Corp.                                    521,234
          2,600  Oshkosh Truck Corp. (c)                                     137,800
          4,379  Pall Corp.                                                  166,402
          2,336  Parker Hannifin Corp.                                       201,620
          5,000  Precision Castparts Corp.                                   520,250
          1,000  R.R. Donnelley & Sons Co. (c)                                36,590
            300  Rockwell International Corp. (c)                             17,961
          3,400  Ryder System, Inc.                                          167,756
          1,400  Stericycle, Inc. (b) (c)                                    114,100
          3,421  Teleflex, Inc.                                              232,867
          1,600  Textron, Inc.                                               143,680
          3,400  Thomas & Betts Corp. (b)                                    165,988
                                                                           3,621,717
Materials  (6.5%):
          6,600  Albemarle Corp.                                             272,844
          4,300  AptarGroup, Inc.                                            287,799
            600  Ball Corp.                                                   27,510
          3,000  Bemis Co.                                                   100,170
          2,000  Cymer, Inc. (b) (c)                                          83,100
          5,000  Cytec Industries, Inc.                                      281,200
          3,093  Eagle Materials, Inc.                                       138,041
          5,000  FMC Corp.                                                   377,149
          1,960  Lubrizol Corp.                                              100,999
          1,100  Minerals Technologies, Inc.                                  68,376
          2,300  Pactiv Corp. (b)                                             77,602
            800  Schnitzer Steel Industries, Inc.                             32,136
            700  Texas Industries, Inc.                                       52,871
          1,400  The Scotts Co.                                               61,642
                                                                           1,961,439
Technology  (13.5%):
         14,354  Activision, Inc. (b) (c)                                    271,864
          2,159  Affiliated Computer Services, Inc.                          127,122
                 (b) (c)
          1,900  Amdocs, Ltd. (b)                                             69,312
          7,000  Arris Group, Inc. (b)                                        98,560
          2,600  Avocent Corp. (b)                                            70,122
          1,425  Benchmark Electronics, Inc. (b)                              29,441
          2,600  Cognos, Inc. (b) (c)                                        102,414
          1,540  Coherent, Inc. (b)                                           48,880
          1,900  Electronic Arts, Inc. (b)                                    95,684
            600  Fiserv, Inc. (b)                                             31,836
            976  FLIR Systems, Inc. (b)                                       34,814
          5,410  Forrester Research, Inc. (b)                                153,428
            400  Genzyme Corp. (b)                                            24,008
          5,100  Harris Corp.                                                259,844
          3,778  Imation Corp.                                               152,556
          6,200  Integrated Device Technology, Inc.                           95,604
                 (b)
          2,792  International Rectifier Corp. (b) (c)                       106,682
          2,500  Intersil Corp., Class A                                      66,225
          1,400  Intuit, Inc. (b)                                             38,304
          2,600  Jabil Circuit, Inc.                                          55,666
          3,200  JDA Software Group, Inc. (b)                                 48,096
          2,000  Kla-Tencor Corp. (c)                                        106,640
          2,000  LAM Research Corp. (b) (c)                                   94,680
          2,000  MEMC Electronic Materials, Inc. (b)                         121,160
            600  Microchip Technology, Inc.                                   21,318
          4,000  Micron Technology, Inc. (b)                                  48,320
          1,600  Molex, Inc.                                                  45,120
          4,948  NCR Corp. (b)                                               236,366
          1,200  NVIDIA Corp. (b)                                             34,536
         15,000  ON Semiconductor Corp. (b)                                  133,800
          9,068  Paxar Corp. (b)                                             260,251
          2,140  Progress Software Corp. (b)                                  66,768
          5,800  Sandisk Corp. (b)                                           254,039
          3,800  Sybase, Inc. (b) (c)                                         96,064
         10,800  Symantec Corp. (b)                                          186,840
          1,700  Symmetricom, Inc. (b)                                        14,110
          1,050  THQ, Inc. (b)                                                35,900
          6,500  Trimble Navigation Ltd. (b)                                 174,460
          3,175  Varian Semiconductor Equipment                              169,482
                 Associates, Inc. (b)
                                                                           4,080,316
Telecommunications  (0.7%):
          1,407  CenturyTel, Inc. (c)                                         63,582
         14,000  Sycamore Networks, Inc. (b)                                  52,360
          2,000  Telus Corp.                                                 100,000
                                                                             215,942
Utilities  (5.1%):
          2,200  AGL Resources, Inc.                                          93,984
          1,296  Allete, Inc.                                                 60,420
          2,300  Atmos Energy Corp.                                           71,944
          1,700  Constellation Energy Group                                  147,815
          3,691  Energy East Corp.                                            89,913
            700  KeySpan Corp.                                                28,805
          9,481  MDU Resources Group, Inc.                                   272,484
          4,400  National Fuel Gas Co. (c)                                   190,344
          1,200  New Jersey Resources Corp.                                   60,060
          6,064  Questar Corp. (c)                                           540,969
                                                                           1,556,738
TOTAL COMMON STOCKS (COST $17,046,393)                                    25,351,012

MUTUAL FUNDS  (3.9%):
Exchange Traded Funds  (3.9%):
          7,200  iShares S&P Midcap 400                                      608,976
          3,652  MidCap SPDR Trust Series 1 Index                            564,051
                 Fund (c)

TOTAL MUTUAL FUNDS (COST $688,326)                                         1,173,027





CASH EQUIVALENT  (12.4%):
      3,744,589  Huntington Money Market Fund,                             3,744,589
                 Interfund Shares * 4.700% (d)

TOTAL CASH EQUIVALENT (COST $3,744,589)                                    3,744,589



SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (24.3%):
     $7,348,251  Pool of various securities for                            7,348,251
                 Huntington Funds

TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $7,348,251)                                                          7,348,251


TOTAL INVESTMENTS (COST $28,827,559) (A)   -   124.3%                     37,616,879
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (24.3)%                      (7,344,597)

NET ASSETS   -   100.0%                                           $       30,272,282
____________
See Notes to Portfolio of Investments

HUNTINGTON VA NEW ECONOMY FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


   SHARES              SECURITY
OR PRINCIPAL AMOUNT   DESCRIPTION                                     VALUE

COMMON STOCKS  (96.4%):
Consumer Discretionary  (21.9%):
          6,874  American Eagle Outfitters, Inc. (c)              $          206,151
          1,087  Brookfield Asset Management, Inc. (c)                        56,807
          4,200  Brown Shoe Co., Inc.                                        176,400
          8,120  Carmax, Inc. (b)                                            199,265
          4,515  Cash America International, Inc.                            185,115
         13,207  CVS Corp.                                                   450,884
          5,060  Guess ?, Inc.                                               204,879
          5,142  Host Hotels & Resorts, Inc. (c)                             135,286
          2,480  J.C. Penney Co., Inc.                                       203,757
          1,800  Mettler Toledo International, Inc. (b)                      161,226
          5,080  NBTY, Inc. (b)                                              269,443
          4,220  Officemax, Inc.                                             222,563
          3,830  Priceline.com, Inc. (b)                                     203,986
          4,200  RPM International, Inc.                                      97,020
            800  Sears Holdings Corp. (b) (c)                                144,128
          6,420  Skechers U.S.A., INC. (b)                                   215,519
          2,710  Syngenta AG, ADR                                            103,116
          1,830  Volvo AB                                                    153,848
          2,960  Watson Wyatt Worldwide, Inc.                                144,004
            258  YUM! Brands, Inc. (c)                                        14,902
                                                                           3,548,299
Consumer Staples  (6.8%):
          5,135  Church & Dwight Co., Inc.                                   258,547
          4,280  Ralcorp Holding, Inc. (b)                                   275,204
          4,630  Reynolds American, Inc. (c)                                 288,958
         10,800  Spartan Stores, Inc.                                        289,441
                                                                           1,112,150
Energy  (5.8%):
          2,030  Chevron Corp. (c)                                           150,138
            782  ConocoPhillips                                               53,450
          1,980  Energy Transfer Partners LP                                 115,355
          1,900  Holly Corp.                                                 112,670
            700  Marathon Oil Corp.                                           69,181
          4,730  Methanex Corp.                                              105,621
          2,390  Plains All American Pipeline LP                             137,688
          5,036  The Williams Companies, Inc. (c)                            143,325
          1,004  XTO Energy, Inc.                                             55,029
                                                                             942,457
Financials  (14.9%):
          3,100  American Real Estate Partners LP                            369,055
          3,372  Assurant, Inc. (c)                                          180,840
             53  Berkshire Hathaway, Inc. (b) (c)                            192,920
          5,240  CB Richard Ellis Group, Inc. (b)                            179,103
          1,200  CBL & Associates Properties, Inc.                            53,808
          4,119  Credicorp Ltd.                                              200,719
          4,988  Digital Reality Trust                                       199,021
            180  Fidelity National Information                                 8,183
                 Services, Inc.
          3,345  First Marblehead Corp. (c)                                  150,135
          1,656  Franklin Resources, Inc.                                    200,094
          4,015  Philadelphia Consolidated Holdings                          176,620
                 Corp. (b)
          1,100  Shinhan Financial Group Co., Ltd.                           125,268
                 ADR
          7,313  Sovereign Bancorp                                           186,043
            492  Ventas, Inc.                                                 20,728
          4,795  Willis Group Holdings Ltd.                                  189,786
                                                                           2,432,323
Health Care  (10.7%):
          3,410  Aetna, Inc.                                                 149,324
            372  Becton, Dickinson & Co.                                      28,603
          2,150  Humana, Inc. (b)                                            124,743
          3,600  inVentiv Health, Inc. (b)                                   137,844
          2,360  Laboratory Corp. of America                                 171,407
                 Holdings (b) (c)
          5,410  Merck & Co., Inc. (c)                                       238,959
          1,048  Pediatrix Medical Group, Inc. (b) (c)                        59,799
          3,361  Thermo Electron Corp. (b)                                   157,127
          4,210  USNA Health Sciences, Inc. (b) (c)                          197,322
          1,910  Wellcare Health Plans, Inc. (b)                             162,828
          1,920  Wellpoint, Inc. (b)                                         155,712
          1,890  Zimmer Holdings, Inc. (b)                                   161,425
                                                                           1,745,093
Industrials  (8.3%):
          1,980  Ameron International Corp.                                  130,403
          9,110  ASE Test Ltd. (b)                                           103,672
          1,400  Canadian Pacific Railway Ltd.                                79,030
            700  Genlyte Group, Inc. (b)                                      49,385
            190  L-3 Communications Corp.                                     16,619
          2,600  Laidlaw International, Inc.                                  89,960
          2,800  Manitowoc Co.                                               177,884
         11,750  Mentor Graphics Corp. (b)                                   191,995
          2,158  PACCAR, Inc. (c)                                            158,397
          1,400  Precision Castparts Corp.                                   145,670
          2,960  Terex Corp. (b)                                             212,410
                                                                           1,355,425
Materials  (6.7%):
          3,200  Belden CDT, Inc.                                            171,488
            670  Freeport-McMoran Copper & Gold,                              44,347
                 Inc.
          4,100  General Cable Corp. (b) (c)                                 219,063
          2,090  Nucor Corp.                                                 136,122
          1,500  RTI International Metals, Inc. (b)                          136,515
          2,000  Silgan Holdings, Inc.                                       102,220
          1,400  Southern Copper Corp. (c)                                   100,324
          1,790  United States Steel Corp.                                   177,514
                                                                           1,087,593
Technology  (12.1%):
          4,385  Accenture Ltd.                                              168,998
          3,070  Anixter International, Inc. (b) (c)                         202,436
          9,000  Arris Group, Inc. (b)                                       126,720
          6,000  Cisco Systems, Inc. (b) (c)                                 153,180
         10,250  Emdeon Corp. (b)                                            155,083
          3,810  Hewlett Packard Co.                                         152,933
          3,480  LAM Research Corp. (b) (c)                                  164,743
          5,180  McAfee,  Inc. (b)                                           150,634
          1,225  NCR Corp. (b)                                                58,518
          5,600  NVIDIA Corp. (b)                                            161,168
          4,855  Polycom, Inc. (b) (c)                                       161,817
          4,700  SBA Communications Corp. (b)                                138,885
          3,310  Varian Semiconductor Equipment                              176,688
                 Associates, Inc. (b)
                                                                           1,971,803
Telecommunications  (5.0%):
          1,870  America Movil SA de CV ADR,                                  89,367
                 Series L
          3,306  American Tower Corp., Class A (b)                           128,769
          3,090  AT&T, Inc. (c)                                              121,839
          4,800  InterDigital Communications Corp.                           152,016
                 (b)
          9,660  Qwest Communications (c)                                     86,843
                 International, Inc. (b)
          4,700  Telefonos de Mexico ADR                                     156,980
          3,760  Time Warner Telecom, Inc. Class A                            78,095
                 (b) (c)
                                                                             813,909
Utilities  (4.2%):
          6,350  AES Corp. (b)                                               136,652
          2,715  Allegheny Energy, Inc. (b)                                  133,415
          2,075  FirstEnergy Corp. (c)                                       137,448
          1,895  NRG Energy, Inc. (b)                                        136,516
          3,165  ONEOK, Inc.                                                 142,425
                                                                             686,456
TOTAL COMMON STOCKS (COST $12,654,074)                                    15,695,508

CASH EQUIVALENT  (3.5%):
        577,185  Huntington Money Market Fund,                               577,185
                 Interfund Shares * 4.700% (d)
TOTAL CASH EQUIVALENT (COST $577,185)                                        577,185

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING  (22.4%):
     $3,648,058  Pool of various securities for                            3,648,058
                 Huntington Funds
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING
(COST $3,648,058)                                                          3,648,058


TOTAL INVESTMENTS (COST $16,879,317) (A)   -   122.3%                     19,920,751
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (22.3)%                      (3,638,152)
NET ASSETS   -   100.0%                                           $       16,282,599
____________
See Notes to Portfolio of Investments

HUNTINGTON VA ROTATING MARKETS FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


                 SECURITY
        SHARES  DESCRIPTION                                                  VALUE

MUTUAL FUNDS  (96.5%):
          1,200  DIAMONDS Trust Series I                          $          148,164
          1,500  I Shares Dow Jones U.S.                                      80,940
                 Technology Sector
          3,654  iShares Dow Jones Select Dividend                           260,676
                 Index Fund
          6,400  iShares Dow Jones U.S.                                      199,808
                 Telecommunications Sector Index
                 Fund

         15,555  iShares EAFE Index Fund                                   1,187,624
          6,800  Ishares MSCI Belgium Index                                  181,560
          1,200  iShares MSCI Emerging Markets                               139,548
                 Index Fund
          9,542  iShares MSCI EMU Index Fund                               1,033,303
         11,900  iShares MSCI Germany Index Fund                             342,839
         14,390  iShares MSCI Hong Kong Index                                231,535
                 Fund
          2,650  iShares MSCI Italy Index Fund                                89,623
          2,500  iShares MSCI Mexico Index Fund                              135,800
          1,175  iShares MSCI Pacific ex-Japan                               157,967
                 Index Fund
         13,193  iShares Russell 1000 Index Fund                           1,021,270
          3,551  iShares Russell 3000 Value Index                            385,461
                 Fund
          4,480  iShares Russell Midcap Value Index                          686,157
                 Fund
          2,400  iShares S&P Europe 350 Index                                259,848
                 Fund
          3,500  iShares S&P Global 100 Index Fund                           259,140
          2,800  iShares S&P Small Cap 600 BARRA                             214,788
                 Value Index Fund
          3,911  iShares S&P Small Cap 600 Index                             265,440
                 Fund
          5,519  MidCap SPDR Trust Series 1 Index                            852,410
                 Fund
         11,400  Rydex S&P Equal Weight Index                                553,128
                 Fund
          1,084  S&P Depositary Receipt                                      153,982
TOTAL MUTUAL FUNDS (COST $6,874,566)                                       8,841,011

CASH EQUIVALENT  (6.2%):
        565,728  Huntington Money Market Fund,                               565,728
                 Interfund Shares * 4.700% (d)

TOTAL CASH EQUIVALENT (COST $565,728)                                        565,728


TOTAL INVESTMENTS (COST $7,440,294) (A)   -   102.7%                       9,406,739
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (2.7)%                         (244,353)

NET ASSETS   -   100.0%                                           $        9,162,386
____________
See Notes to Portfolio of Investments

HUNTINGTON VA SITUS SMALL CAP FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)


                 SECURITY
        SHARES  DESCRIPTION                                                  VALUE

COMMON STOCKS  (90.6%):
Finland  (1.5%):
Industrials  (1.5%):
          2,000  Cargotec Corp., Class B                          $          120,774
          2,100  Kone Oyj, Class B                                           119,969
                                                                             240,743
                                                                             240,743
Ireland  (0.6%):
Consumer Staples  (0.6%):
          3,500  Kerry Group PLC                                              97,239
Japan  (0.8%):
Industrials  (0.4%):
          3,500  Sato Corp.                                                   70,701
Technology  (0.4%):
          7,000  Furuno Electric Co. Ltd.                                     62,918
                                                                             133,619
United Kingdom  (0.7%):
Technology  (0.7%):
         25,000  Halma PLC                                                   108,342
United States  (87.0%):
Consumer Discretionary  (13.9%):
          4,000  AnnTaylor Stores Corp. (b)                                  155,120
          5,000  Audiovox Corp., Class A (b)                                  73,650
         10,000  Brunswick Corp.                                             318,499
          1,000  Cabelas Inc. (b)                                             24,810
          1,300  Columbia Sportswear Co.                                      81,003
          1,000  Ennis, Inc.                                                  26,760
          2,000  Fossil, Inc. (b)                                             52,940
          5,000  Garmin Ltd.                                                 270,750
          2,000  Hilb, Rogal & Hobbs Co.                                      98,100
          1,000  Home Depot, Inc.                                             36,740
          1,000  Jakks Pacific, Inc. (b)                                      23,900
          4,000  Movado Group, Inc.                                          117,800
          1,000  Philadelphia Consolidated Holding                            43,990
                 Corp. (b)
          1,500  Polo Ralph Lauren Corp.                                     132,225
          2,000  RENT-A-CENTER, Inc. (b)                                      55,960
         11,000  ScanSource, Inc. (b)                                        295,240
          3,000  Speedway Motorsports, Inc.                                  116,250
            800  Toll Brothers, Inc. (b)                                      21,904
          8,500  Urban Outfitters, Inc. (b)                                  225,335
            350  West Marine, Inc. (b)                                         6,374
                                                                           2,177,350
Consumer Staples  (1.7%):
          5,100  Fresh Del Monte Produce, Inc.                               102,255
          5,200  Performance Food Group Co. (b)                              160,524
                                                                             262,779
Energy  (12.5%):
          4,550  CARBO Ceramics, Inc.                                        211,803
          8,000  Denbury Resources, Inc. (b)                                 238,320
          3,500  Dril-Quip, Inc. (b)                                         151,480
         10,000  Headwaters, Inc. (b)                                        218,500
          1,744  Helix Energy Solutions Group, Inc.                           65,034
                 (b)
          1,000  Houston Exploration Co. (b)                                  53,950
             59  Hugoton Royalty Trust                                         1,486
          3,000  Hydril Co. (b)                                              288,719
          2,000  National-Oilwell Varco, Inc. (b)                            155,580
          4,000  Newfield Exploration Co. (b)                                166,840
          2,500  Oceaneering International, Inc. (b)                         105,300
          6,000  Pacific Ethanol, Inc. (b)                                   102,180
          1,000  St Mary Land & Exploration Co.                               36,680
          3,000  TETRA Technologies, Inc. (b)                                 74,130
          2,000  XTO Energy, Inc.                                            109,620
                                                                           1,979,622
Financials  (9.2%):
          4,250  Arch Capital Group Ltd. (b)                                 289,893
          5,000  Bank of Florida Corp. (b)                                    94,500
          3,000  BB&T Corp.                                                  123,060
            500  Camden Property Trust                                        35,155
          1,000  CBL & Associates Properties, Inc.                            44,840
         10,200  Colonial Bancgroup, Inc.                                    252,450
          1,000  Colonial Properties Trust                                    45,670
          6,500  Cullen/Frost Bankers, Inc.                                  340,145
          4,500  Equity One, Inc.                                            119,250
          1,000  HRPT Properties Trust                                        12,300
          1,500  WSFS Financial Corp.                                         96,720
                                                                           1,453,983
Health Care  (11.4%):
          2,000  Advanced Medical Optics, Inc. (b)                            74,400
          8,000  Albany Molecular Research (b)                                78,800
          5,650  Bio-Rad Laboratories, Inc., Class A                         394,596
                 (b)
          8,000  Cerner Corp. (b)                                            435,600
          6,500  Edwards Lifesciences Corp. (b)                              329,550
          1,000  Kindred Healthcare, Inc. (b)                                 32,780
         10,000  Mentor Corp.                                                460,000
            100  Par Pharmaceutical, Inc. (b)                                  2,512
                                                                           1,808,238
Industrials  (13.5%):
          1,000  Alliant Techsystems, Inc. (b)                                87,920
          6,000  Armor Holdings, Inc. (b)                                    403,980
         13,500  Jacobs Engineering Group, Inc. (b)                          629,774
          3,500  Overseas Shipholding Group, Inc.                            219,100
          5,000  Precision Castparts Corp.                                   520,250
            500  Ryder System, Inc.                                           24,670
          5,000  Universal Forest Products, Inc.                             247,750
                                                                           2,133,444
Materials  (9.9%):
          2,000  Albemarle Corp.                                              82,680
          1,500  Ceradyne, Inc. (b)                                           82,110
          2,000  Commercial Metals Co.                                        62,700
          1,000  Deckers Outdoor Corp. (b)                                    71,020
         10,750  Florida Rock Industries                                     723,368
          1,000  Quanex Corp.                                                 42,350
          2,000  Steel Technologies, Inc.                                     59,160
          1,500  Texas Industries, Inc.                                      113,295
          4,400  The Scotts Co., Class A                                     193,732
          5,000  Trimble Navigation Ltd. (b)                                 134,200
                                                                           1,564,615
Technology  (12.6%):
          4,000  Black Box Corp.                                             146,160
         18,000  Global Imaging Systems, Inc. (b)                            351,000
          3,000  Hutchinson Technology, Inc. (b)                              70,050
          6,000  Imation Corp.                                               242,280
         10,000  Methode Electronics, Inc.                                   147,700
         19,000  Red Hat, Inc. (b)                                           435,670
         10,000  Standard Microsystems Corp. (b)                             305,400
          1,000  StarTek, Inc.                                                 9,790
          9,000  Transaction Systems Architects,                             291,510
                 Inc. (b)
                                                                           1,999,560
Telecommunications  (0.6%):
          7,300  General Communication, Inc., Class                          102,200
                 A (b)
Utilities  (1.7%):
          4,000  Hawaiian Electric Industries, Inc.                          103,960
          6,000  UGI Corp.                                                   160,260
                                                                             264,220
                                                                          13,746,011
TOTAL COMMON STOCKS (COST $12,511,352)                                    14,325,954

CASH EQUIVALENT  (9.6%):
      1,514,956  Huntington Money Market Fund,                             1,514,956
                 Interfund Shares * 4.700% (d)
TOTAL CASH EQUIVALENT (COST $1,514,956)                                    1,514,956


TOTAL INVESTMENTS (COST $14,026,308) (A)   -   100.2%                     15,840,910
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.2)%                          (28,633)
NET ASSETS   -   100.0%                                           $       15,812,277
____________
See Notes to Portfolio of Investments

HUNTINGTON VA MORTGAGE SECURITIES FUND
Portfolio of Investments                                              March 31, 2007
(Unaudited)
        SHARES
          OR
       PRINCIPAL SECURITY
        AMOUNT  DESCRIPTION                                                  VALUE

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES  (79.4%):
Federal Home Loan Bank  (4.7%):
        $73,349  Series 6B-2012, Class A, 5.125%,                 $           74,264
                 4/25/12
        173,367  Series 7I-2012, Class A, 5.000%,                            174,540
                 6/15/12
         77,831  Series SK-2015, Class 1, 5.140%,                             77,491
                 8/18/15
         54,631  Series Z2-2013, Class A, 4.800%,                             55,054
                 2/25/13
                                                                             381,349
Federal Home Loan Mortgage Corporation  (31.8%):
         89,598  Pool # 1G0865, 4.916%, 7/1/35                                88,902
        199,408  Pool # A55565, 6.000%, 12/1/36                              201,077
         34,638  Pool # B18052, 4.500%, 3/1/15                                34,044
         95,394  Pool # C90779, 5.000%, 1/1/24                                93,197
         32,316  Pool # C90837, 5.500%, 6/1/24                                32,215
         97,505  Pool # C91000, 6.000%, 11/1/26                               98,718
         41,737  Pool # E96459, 5.000%, 5/1/18                                41,279
        195,416  Pool # G12286, 5.000%, 7/1/21                               192,785
        181,206  Pool # G12297, 6.000%, 7/1/21                               184,278
         35,971  Pool # G18008, 4.500%, 9/1/19                                34,881
         18,624  Pool # G18015, 4.500%, 10/1/19                               18,060
         89,956  Pool # J03237, 5.500%, 8/1/16                                90,476
         81,120  Pool # M80982, 5.000%, 7/1/12                                80,899
         91,733  Pool # M81004, 5.000%, 1/1/13                                91,483
         38,889  Pool # M90777, 4.500%, 1/1/08                                38,630
         30,527  Series 1994-23, Class PK, 6.000%,                            30,677
                 5/25/10
         39,565  Series 2548, Class HA, 4.500%,                               39,173
                 1/15/10
        125,420  Series 2770, Class TC, 4.000%,                              121,555
                 1/15/18
         68,233  Series 3046, Class YA, 5.000%,                               67,694
                 2/15/19
        171,665  Series R005, Class AB, 5.500%,                              172,176
                 12/15/18
        165,172  Series R007, Class AC, 5.875%,                              166,359
                 5/15/16
        377,049  Series R009, Class AJ, 5.750%,                              379,587
                 12/15/18
        296,660  Series R010, Class AB, 5.500%,                              297,539
                 12/15/19
                                                                           2,595,684
Federal National Mortgage Association  (34.6%):
        154,349  Pool # 254717, 4.500%, 4/1/13                               151,929
         30,346  Pool # 254908, 5.000%, 9/1/23                                29,636
         95,515  Pool # 254914, 4.500%, 9/1/13                                93,968
         51,814  Pool # 254955, 4.000%, 10/1/10                               50,386
         32,360  Pool # 255224, 4.000%, 5/1/11                                31,409
         18,460  Pool # 255360, 5.000%, 8/1/24                                18,014
         75,610  Pool # 255711, 5.500%, 4/1/25                                75,322
         75,737  Pool # 255745, 5.500%, 5/1/25                                75,449
         77,855  Pool # 255767, 5.500%, 6/1/25                                77,559
         62,031  Pool # 255808, 5.000%, 7/1/25                                60,493
         87,356  Pool # 256116, 6.000%, 2/1/26                                88,388
         83,077  Pool # 357771, 5.000%, 5/1/25                                81,017
         33,196  Pool # 721540, 5.000%, 7/1/33                                32,167
        364,744  Pool # 745418, 5.500%, 4/1/36                               361,416
        155,909  Pool # 746683, 5.500%, 10/1/33                              154,680
         92,775  Pool # 786457, 5.284%, 7/1/34                                92,368
        284,569  Pool # 831487, 5.500%, 4/1/36                               281,690
         77,329  Pool # 845573, 5.641%, 2/1/36                                77,922
        283,279  Pool # 868935, 5.500%, 5/1/36                               280,413
        197,499  Pool # 903812, 5.500%, 12/1/36                              195,501
         98,941  Pool # 907484, 6.000%, 1/1/37                                99,706
        233,372  Pool #254501, 5.500%, 9/1/22                                232,828
         92,975  Series 1999-13, Class PH, 6.000%,                            93,247
                 4/25/29
         34,169  Series 2003-15, Class P, 5.000%,                             34,061
                 12/25/26
         50,000  Series 2672, Class GH, 5.500%,                               49,709
                 8/15/31
                                                                           2,819,278
Government National Mortgage Association  (8.3%):
         22,719  Pool # 3571, 6.500%, 6/20/34                                 23,288
         29,139  Pool # 3590, 5.500%, 8/20/19                                 29,214
         17,348  Pool # 3637, 5.500%, 11/20/34                                17,249
         77,602  Pool # 3708, 5.500%, 5/20/20                                 77,759
         63,421  Pool # 3710, 5.000%, 5/20/35                                 61,527
         86,692  Pool # 3741, 4.500%, 8/20/20                                 84,100
        298,707  Pool # 605653, 5.500%, 8/15/34                              297,472
         82,916  Pool # 650348, 5.500%, 11/15/35                              82,537
                                                                             673,146
TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (COST $6,480,300)           6,469,457

U.S. GOVERNMENT AGENCIES  (6.1%):
Federal Home Loan Mortgage Corporation  (3.6%):
        100,000  4.000%, 4/8/11                                               97,054
        200,000  4.500%, 4/15/26                                             198,071
                                                                             295,125
Federal National Mortgage Association  (2.5%):
        100,000  5.000%, 3/2/15                                              100,433
        100,000  5.600%, 2/8/16                                              100,051
                                                                             200,484
TOTAL U.S. GOVERNMENT AGENCIES (COST $493,575)                               495,609

CORPORATE BONDS  (2.1%):
Financials  (2.1%):
        175,795  CitiCorp Mortgage Securities, Inc.,                         175,125
                 5.500%, 10/25/35
TOTAL CORPORATE BONDS (COST $174,141)                                        175,125

COMMON STOCKS  (8.7%):
Real Estate Investment Trusts  (8.7%):
            400  Acadia Realty Trust                                          10,428
            400  Alexandria Real Estate Equities,                             40,148
                 Inc.
            500  AMB Property Corp.                                           29,395
            600  American Campus Communities,                                 18,174
                 Inc.
            100  Archstone-Smith Trust                                         5,428
            100  Avalonbay Communities, Inc.                                  13,000
            300  Boston Properties, Inc.                                      35,220
            600  Brandywine Realty Trust                                      20,046
            400  Bre Properties, Class A                                      25,260
            400  CBL & Associates Properties, Inc.                            17,936
            100  Cedarshopping Centers INC.                                    1,620
            300  Corporate Office Properties Trust                            13,704
            100  Developers Diversified Realty                                 6,290
                 Corp.
            700  Digital Reality Trust                                        27,930
            300  Duke Realty Corp.                                            13,041
            100  EastGroup Properties, Inc.                                    5,103
            200  Equity Lifestyle Properties, Inc.                            10,802
            300  Equity Residential Properties Trust                          14,469
            100  Essex Property Trust, Inc.                                   12,948
            600  General Growth Properties, Inc.                              38,742
            500  Health Care Property Investors,                              18,015
                 Inc.
            200  Home Properties, Inc.                                        10,562
            300  Hospitality Properties Trust                                 14,040
          1,100  Host Hotels & Resorts, Inc.                                  28,941
            400  Kimco Realty Corp.                                           19,496
            300  Mack-Cali Realty Corp.                                       14,289
            800  National Retail Properties Inc                               19,352
            500  Nationwide Health Properties, Inc.                           15,630
            200  New Plan Excel Realty Trust                                   6,606
            400  Pennsylvania Real Estate                                     17,732
                 Investment Trust
            500  ProLogis                                                     32,465
            300  Public Storage, Inc.                                         28,401
            500  Realty Income Corp.                                          14,100
            100  Regency Centers Corp.                                         8,355
            120  SL Green Realty Corp.                                        16,462
            300  Sunstone Hotel Investors, Inc.                                8,178
            400  Tanger Factory Outlet Centers,                               16,156
                 Inc.
            200  U-STORE-IT Trust                                              4,024
            200  Udr, INC.                                                     6,124
            300  Ventas, Inc.                                                 12,639
            200  Vornado Realty Trust                                         23,868
            300  Weingarten Realty Investors                                  14,268
TOTAL COMMON STOCKS (COST $598,736)                                          709,387

PREFERRED STOCK  (0.3%):
Real Estate Investment Trusts  (0.3%):
            300  Simon Property Group, 6.000%                                 26,550
TOTAL PREFERRED STOCK (COST $21,282)                                          26,550

CASH EQUIVALENT  (3.1%):
        254,069  Huntington Money Market Fund,                               254,069
                 Interfund Shares * 4.700% (d)
TOTAL CASH EQUIVALENT (COST $254,069)                                        254,069


TOTAL INVESTMENTS (COST $8,022,103) (A)   -   99.7%                        8,130,197
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.3%                              22,096
NET ASSETS   -   100.0%                                           $        8,152,293
____________
See Notes to Portfolio of Investments.

 NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

 (A) The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows:




                                                                                           NET UNREALIZED APPRECIATION
FUND                               TAX    COST       OF UNREALIZED         UNREALIZED         (DEPRECIATION)
                                   SECURITIES        APPRECIATION       DEPRECIATION
Huntington VA Dividend Capture
Fund
                                   $   60,449,179    $   3,216,147      $   ( 739,339)     $   2,476,808
Huntington VA Growth Fund               23,017,640        2,329,535          (204,107)          2,125,428
Huntington
VA Income Equity Fund
                                        38,768,450         5,411,552         (345,992)           5,065,560
Huntington VA International Equity
Fund                                     7,140,311         1,274,382          (48,653)           1,225,729

Huntington VA Macro 100 Fund            10,434,015         218,132            (415,272)          (197,140)
Huntington VA Mid Corp America
Fund                                    28,827,559         8,983,081          (193,761)          8,789,320
Huntington
VA New Economy Fund
                                       16,879,317          3,123,501          (82,067)           3,041,434
Huntington
VA Rotating Markets Fund
                                        7,440,294          1,970,589          (4,144)            1,966,445
Huntington                             14,026,308          2,421,398          (606,796)          1,814,602
VA Situs Small Cap Fund
Huntington VA Mortgage Securities       8,022,103          142,454            (34,360)           108,094
Fund

 (b) Non-income producing security
 (c) All or part of the security was on loan as of March 31, 2007.
 (d) Rate disclosed is the seven day yield as of March 31, 2007.
 * Affiliated

 The categories of investments are shown as a percentage of net assets.

 The following abbreviations are used in the Portfolio of Investments:

 ADR- American Depositary Receipt
 AMEX- American Stock Exchange
 EAFE- Europe, Australasia and Far East
 EMU- European Monetary Union
 MSCI- Morgan Stanley Capital International
 S&P- Standard & Poor's
 SPDR- Standard & Poor's Depositary Receipt

This report contains the Portfolio of investment of the Trust's variable annuity portfolios listed below (each individually referred to as a "VA Fund," or collectively as the "VA Funds"):

 Huntington VA Dividend Capture Fund ("VA Dividend Capture Fund")
 Huntington VA Growth Fund ("VA Growth Fund")
 Huntington VA Income Equity Fund ("VA Income Equity Fund")
 Huntington VA International Equity Fund ("VA International Equity Fund") Huntington VA Macro 100 Fund ("VA Macro 100 Fund")
 Huntington VA Mid Corp America Fund ("VA Mid Corp America Fund")
 Huntington VA New Economy Fund ("VA New Economy Fund")
 Huntington VA Rotating Markets Fund ("VA Rotating Markets Fund")
 Huntington VA Situs Small Cap Fund ("VA Situs Small Cap Fund")
 Huntington VA Mortgage Securities Fund ("VA Mortgage Securities Fund")

A.  INVESTMENT VALUATIONS

The price at which the VA Fundss will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Trustees, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest - volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The VA Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the VA Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor"), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a fund's NAV in advance of the time when the NAV is calculated.

In  some cases, events affecting the issuer  of  a  portfolio  security  may  be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a fund could purchase or sell a portfolio security at the price used to calculate the VA Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. REPURCHASE AGREEMENTS

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the VA Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. WHEN-ISSUED AND DELAYED TRANSACTIONS

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. FOREIGN EXCHANGE CONTRACTS

The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies; whereareas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At March 31, 2007, the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

E. FOREIGN CURRENCY TRANSLATION

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund and VA Situs Small Cap Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.


F. WRITTEN OPTIONS CONTRACTS

Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Income Equity Fund written option activity for the quarter ended March 31, 2007:

-----------------------------------------------------------
|Contracts                |Number of Contracts|Premium    |
-----------------------------------------------------------
|Outstanding at 12/31/2006|1,226              |$ 362,350  |
-----------------------------------------------------------
|Options written          |912                |  211,639  |
-----------------------------------------------------------
|Options expired          |-                  |  -        |
-----------------------------------------------------------
|Options closed           |(2,138)            |  (573,989)|
-----------------------------------------------------------
|Options exercised        |-                  |   -       |
-----------------------------------------------------------
|Outstanding at 03/31/2007|-                  |$ -        |
-----------------------------------------------------------

At March 31, 2007, the VA Income Equity Fund had no outstanding options.

G. SECURITIES LENDING

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act, or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds. Information on the investment of cash collateral is shown in the table that follows. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a fund on a timely basis and a fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Company ("PFPC") serves as sub-custodian for the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of March 31, 2007, the following VA Funds had securities with the following market values on loan:

-----------------------------------------------------------------------------
|VA Fund                 |Market Value of Loaned|Market Value of Collateral*|
|                        |Securities            |                           |
-----------------------------------------------------------------------------
|VA Dividend Capture Fund|$   7,792,049         |$    8,025,003             |
-----------------------------------------------------------------------------
|VA Growth Fund          |    3,727,939         |     3,868,039             |
-----------------------------------------------------------------------------
|VA Income Equity Fund   |    5,209,318         |     5,375,225             |
-----------------------------------------------------------------------------
|VA Mid Corp America Fund|    7,135,033         |     7,348,251             |
-----------------------------------------------------------------------------
|VA New Economy Fund     |    3,524,125         |     3,648,058             |
-----------------------------------------------------------------------------
* Includes securities and cash collateral.

As of March 31, 2007 cash collateral invested was as follows:

                                                             Other
                          Commercial  Money      Time     Short-Term
VA Fund                   Paper      Market Fund Deposits  Securities    Total
--------------------------------------------------------------------------------
|VA Dividend Capture Fund|$  347,268 |$6,590,737|$1,086,998|$      -|$8,025,003|
--------------------------------------------------------------------------------
|VA Growth Fund          | 1,086,443 | 2,453,428|   328,168|       -| 3,868,039|
--------------------------------------------------------------------------------
|VA Income Equity Fund   |   420,740 | 4,181,203|   773,282|       -| 5,375,225|
--------------------------------------------------------------------------------
|VA Mid Corp America Fund|   413,892 | 5,804,999| 1,011,296| 118,064| 7,348,251|
--------------------------------------------------------------------------------
|VA New Economy Fund     |      -    | 3,016,362|   520,878| 110,818| 3,648,058|
--------------------------------------------------------------------------------

H. SECURITY TRANSACTIONS AND RELATED INCOME

During the period, investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I.  NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

J. GENERAL
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements. A summary of each VA Fund's investment in such affiliated money market fund is set forth below:

VA Fund                              12/31/06 Balance   Purchases         Sales           3/31/07 Balance    Income

VA Dividend Capture Fund      $            2,504,742    $2,418,943    $(3,634,862)    $        1,288,823    $13,605
VA Growth Fund                               327,255       692,629       (729,470)               290,414      2,181
VA Income Equity Fund                        638,597     3,896,779     (4,521,125)                14,251      9,915
VA Macro 100 Fund                            202,515       432,873       (419,881)               215,507      2,151
VA Mid Corp America Fund                   3,591,738       754,859       (602,008)             3,744,589     43,591
VA New Economy Fund                        1,190,212     1,627,222     (2,240,249)               577,185     13,480
VA Rotating Markets Fund                     404,235       804,166       (642,673)               565,728      4,625
VA Situs Small Cap Fund                    1,197,609     1,171,582       (854,235)             1,514,956     14,369
VA Mortgage Securities Fund                  632,916     1,554,030     (1,932,877)               254,069      8,150


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q effective in design and operation and are sufficient to form the basis of the certifications required by rule 30a-(2) under the Act.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By  (Signature and Title) /s/Charles L. Davis, Jr.
                          ________________________________________________
                          Charles L. Davis, Jr.,
                          Chief Executive Officer and
                          Principal Executive Officer

Date  May 30, 2007
      ____________


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Charles L. Davis, Jr.
                         __________________________________________________
                         Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer

Date  May 30, 2007
      ____________

By (Signature and Title)  /s/Christopher E. Sabato
                          __________________________________________
                          Christopher E. Sabato, Treasurer and
                          Principal Financial Officer

Date  May 25, 2007
      ____________


CERTIFICATIONS

I, Charles L. Davis, Jr., certify that:

1. I have reviewed this report on Form N-Q of The Huntington Funds (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
      a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
      b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
      c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
      d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
      a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
      b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 30, 2007                /s/ Charles L. Davis, Jr
Date                        Charles L. Davis, Jr
                            Chief Executive Officer and
                            Principal Executive Officer
                            The Huntington Funds

CERTIFICATIONS

I, Christopher E. Sabato, certify that:

1. I have reviewed this report on Form N-Q of The Huntington Funds (the "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
      a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
      b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
      c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
      d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
      a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
      b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 25, 2007                /s/ Christopher E. Sabato
Date                        Christopher E. Sabato
                            Treasurer and Principal Financial Officer
                            The Huntington Funds